As filed with the Securities and Exchange Commission on

                                 April 13, 2001

                           Registration No. 333-76359

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
-------------------------------------------------------------------------------


                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 2
                                       to
                                    Form S-6
                             ----------------------

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2
                             -----------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                           (Exact Name of Registrant)

                             -----------------------

                         AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            ------------------------

                                DONALD R. STADING
         Senior Vice President, Secretary and Corporate General Counsel
                         Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            -------------------------


    Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
                      ------------------------------------

Approximate Date of Proposed Public offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

                  ___ Immediately upon filing pursuant to paragraph (b).

                   _X_ On MAY 1, 2001 pursuant to paragraph (b).

                  ___ 60 days after filing pursuant to paragraph (a)(1).

                  ___  On            pursuant to paragraph (a)(1) of Rule 485.
                          ----------

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS

ITEM NO. OF                CAPTION
FORM N-8B-2               IN PROSPECTUS

1.                       Cover Page
2.                       Cover Page
3.                       Not Applicable
4.                       Ameritas Life Insurance Corp.; Distribution of the Policies
5.                       The Separate Account
6.                       The Separate Account
7.                       Not Required
8.                       Not Required
9.                       Legal Proceedings
10.                      Summary; Addition, Deletion or Substitution of Investments; Policy Benefits; Policy Rights;
                         Payment and Allocation of Premiums; General Provisions; Voting Rights
11.                      Summary; The Funds
12.                      Summary; The Funds
13.                      Summary; The Funds; Charges and Deductions
14.                      Summary; Payment and Allocation of Premiums
15.                      Summary; Payment and Allocation of Premiums
16.                      Summary; The Funds
17.                      Summary; Policy Rights
18.                      The Funds
19.                      General Provisions: Voting Rights
20.                      Not Applicable
21.                      Summary; Policy Rights; General Provisions
22.                      Not Applicable
23.                      Safekeeping of the Separate Account's Assets
24.                      General Provisions
25.                      Ameritas Life Insurance Corp.
26.                      Not Applicable
27.                      Ameritas Life Insurance Corp.
28.                      Executive Officers and Directors of Ameritas: Ameritas Life Insurance Corp.
29.                      Ameritas Life Insurance Corp.
30.                      Not Applicable
31.                      Not Applicable
32.                      Not Applicable
33.                      Not Applicable
34.                      Not Applicable
35.                      Not Applicable
36.                      Not Required
37.                      Not Applicable
38.                      Distribution of the Policies
39.                      Distribution of the Policies
40.                      Distribution of the Policies
41.                      Distribution of the Policies






ITEM NO. OF                CAPTION
FORM N-8B-2                IN PROSPECTUS

42                         Not Applicable
43                         Not Applicable
44                         Cash Value, Payment and Allocation of Premium
45                         Not Applicable
46                         The Funds; Cash Value
47                         The Funds
48                         State Regulation of AVLIC
49                         Not Applicable
50                         The Separate Account
51                         Cover Page; Summary; Policy Benefits; Payment and Allocation of Premiums, Charges and Deductions
52                         Addition, Deletion or Substitution of Investments
53                         Summary; Federal Tax Matters
54                         Not Applicable
55                         Not Applicable
56                         Not Required
57                         Not Required
58                         Not Required
59                         Financial Statements


                                            [AMERITAS LIFE INSURANCE CORP. LOGO]
PROSPECTUS

                                                                 5900 "O" Street
                                                P.O. Box 81889/Lincoln, NE 68501

Policy -- A Survivorship Flexible Premium Variable Universal
Life Insurance Policy issued by Ameritas Life Insurance Corp.


This prospectus describes a survivorship flexible premium variable universal life insurance Policy ("Policy"), issued by Ameritas Life Insurance Corp. ("Ameritas"), that pays a Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. Like traditional life insurance policies, a Policy provides Death Benefits to Beneficiaries and gives you, the Policy Owner, the opportunity to increase the Policy's value. Unlike traditional policies, the Policy lets you vary the frequency and amount of premium payments, rather than follow a fixed premium payment schedule. It also lets you change the level of Death Benefits as often as once each year.

A Policy is different from traditional life insurance policies in another important way: you select how Policy premiums will be invested. Although each Policy Owner is guaranteed a minimum Death Benefit, the value of the Policy, as well as the actual Death Benefit, will vary with the performance of investments you select.


The  investment   options  available  through  the  Policy  include   investment
portfolios from:
    Calvert Variable Series, Inc. Ameritas Portfolios ("Ameritas Portfolios"), Berger Institutional Products Trust ("Berger"),
    Calvert Variable Series, Inc. ("Calvert Social"),
    Deutsche Asset Management VIT Funds ("Deutsche"),
    Fidelity Variable Insurance Products ("Fidelity"),
    INVESCO Variable Investment Funds, Inc. ("INVESCO")
    Neuberger Berman Advisers Management Trust ("Neuberger Berman"),
    Strong Variable Insurance Funds, Inc. and Strong Opportunity Fund II, Inc.
      (collectively "Strong"),
    Rydex Variable Trust ("Rydex"),
    Third Avenue Variable Series Trust ("Third Avenue"), and
    Vanguard Variable Insurance Fund ("Vanguard") (collectively the "Funds"). The investment objective and policies for each portfolio are described in the prospectuses for the portfolios. You may also choose to allocate premium payments to the Fixed Account managed by Ameritas.


A Policy will be issued after Ameritas accepts a prospective Policy Owner's application. Generally, an application must specify a Death Benefit no less than $100,000. These Policies are available to cover individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85. A Policy, once purchased, may generally be canceled within 10 days after you receive it.

This prospectus is designed to assist you in understanding the opportunity and risks associated with the purchase of a Policy. Prospective Policy Owners are urged to read the prospectus carefully and retain it for future reference.

This prospectus includes a summary of the most important features of the Policy, information about Ameritas, a list of the investment portfolios to which you may allocate premium payments, and a detailed description of the Policy. The appendix to the prospectus includes tables designed to illustrate how values and Death Benefits may change with the investment experience of the Investment Options.

This prospectus must be accompanied by a prospectus for each of the investment portfolios available through the Policy.

Although the Policy is designed to provide life insurance, a Policy is considered to be a security. It is not a deposit with, an obligation of, or guaranteed or endorsed by any banking institution, nor is it insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The purchase of a Policy involves investment risk, including the possible loss of principal. For this reason, this Policy may not be suitable for all individuals. It may not be advantageous to purchase a Policy as a replacement for another type of life insurance or as a way to obtain additional insurance protection if the purchaser already owns another survivorship flexible premium variable universal life insurance policy.

The  Securities   and  Exchange   Commission   ("SEC")   maintains  a  web  site
(http://www.sec.gov) that contains other information regarding registrants that file electronically with the Securities and Exchange Commission.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATORY AUTHORITY HAS APPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   MAY 1, 2001


                                     LLSVUL

                             TABLE OF CONTENTS                            PAGE

DEFINITIONS.................................................................3
SUMMARY.....................................................................6
AMERITAS, THE SEPARATE ACCOUNT AND THE FUNDS...............................12

         Ameritas Life Insurance Corp......................................12
         The Separate Account..............................................12
         Performance Information...........................................12
         The Funds.........................................................13
         The Funds - Investment Strategies and Objectives..................13
         Addition, Deletion or Substitution of Investments.................16
         Fixed Account.....................................................16
POLICY BENEFITS............................................................17
         Purposes of the Policy............................................17
         Death Benefit Proceeds............................................17
         Death Benefit Options.............................................18
         Methods of Affecting Insurance Protection.........................19
         Duration of Policy................................................20
         Accumulation Value................................................20
         Payment of Policy Benefits........................................21
POLICY RIGHTS..............................................................21
         Loan Benefits.....................................................21
         Surrenders........................................................22
         Partial Withdrawals...............................................22
         Transfers.........................................................23
         Systematic Programs...............................................23
         Free Look Privilege...............................................24
PAYMENT AND ALLOCATION OF PREMIUMS.........................................24
         Issuance of a Policy..............................................24
         Premiums..........................................................25
         Allocation of Premiums and Accumulation Value.....................26
         Policy Lapse and Reinstatement....................................26
CHARGES AND DEDUCTIONS.....................................................27
         Deductions From Premium Payments..................................27
         Charges From Accumulation Value...................................27
         Daily Charges Against the Separate Account........................28
         Partial Withdrawal Charge.........................................28
         Transfer Charge...................................................29

GENERAL PROVISIONS.........................................................29
DISTRIBUTION OF THE POLICIES...............................................31
FEDERAL TAX MATTERS........................................................32
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS...............................35
THIRD PARTY SERVICES.......................................................35
VOTING RIGHTS..............................................................35
STATE REGULATION OF AMERITAS...............................................36
EXECUTIVE OFFICERS AND DIRECTORS OF AMERITAS...............................36
LEGAL MATTERS..............................................................37
LEGAL PROCEEDINGS..........................................................37
EXPERTS....................................................................38
ADDITIONAL INFORMATION.....................................................38
FINANCIAL STATEMENTS.......................................................38
AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL.....................F-I-1
AMERITAS LIFE INSURANCE CORP. .........................................F-II-1
APPENDIX A ...............................................................A-1

The Policy, certain Funds, and/or certain riders are not available in all states.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.



                                     LLSVUL

DEFINITIONS

ACCRUED EXPENSE CHARGES - Any Monthly Deductions that are due and unpaid.

ACCUMULATION VALUE - The total amount that the Policy provides for investment at any time. It is equal to the total of the Accumulation Value held in the Separate Account, the Fixed Account, and any Accumulation Value held in the General Account which secures Outstanding Policy Debt.

ADMINISTRATIVE EXPENSE CHARGE - A charge, which is part of the Monthly Deduction, to cover the cost of administering the Policy.

AMERITAS- ("we, us, our") Ameritas Life Insurance Corp., a Nebraska stock life insurance company. Ameritas' Home Office is located at 5900 "O" Street, P.O. Box 81889, Lincoln, NE 68501.

ASSET-BASED ADMINISTRATIVE EXPENSE CHARGE - A daily charge that is deducted from the overall assets of the Separate Account to provide for expenses of ongoing administrative services to the Policy Owners as a group.

ATTAINED AGE - The Issue Age of the younger Insured plus the number of complete Policy Years that the Policy has been in force.

BENEFICIARY - The person or persons to whom the Death Benefit Proceeds are payable upon the Second Death. (See the sections on Beneficiary and Change of Beneficiary.)

COST OF INSURANCE - A charge deducted monthly from the Accumulation Value to provide the life insurance protection. The Cost of Insurance is calculated with reference to an annual "Cost of Insurance Rate." This rate is based on the Issue Age, sex, and risk class of each Insured and the Policy duration. The Cost of Insurance is part of the Monthly Deduction.

DEATH BENEFIT - The amount of insurance coverage provided under the selected Death Benefit option of the Policy.

DEATH BENEFIT PROCEEDS - The proceeds payable to the Beneficiary upon receipt by Ameritas of Satisfactory Proof of Death of both Insureds while the Policy is in force. It is equal to: (l) the Death Benefit; (2) plus additional life insurance proceeds provided by any riders; (3) minus any Outstanding Policy Debt; (4) minus any Accrued Expense Charges, including the Monthly Deduction for the month of the Second Death.

FIXED ACCOUNT - An account that is a part of Ameritas' General Account to which all or a portion of Net Premiums and transfers may be allocated for accumulation at fixed rates of interest.

GENERAL ACCOUNT - The General Account of Ameritas includes all of Ameritas' assets except those assets segregated into separate accounts such as the Separate Account.

GRACE PERIOD - A 61 day period from the date written notice of lapse is mailed to the Policy Owner's last known address. If the Policy Owner makes the payment specified in the notification of lapse, the Policy will not lapse.

GUARANTEED DEATH BENEFIT (IN MARYLAND, "GUARANTEED DEATH BENEFIT TO PREVENT LAPSE") PERIOD - The number of years the "Guaranteed Death Benefit" provision will apply. The period extends to Attained Age 85 but in no event is less than 10 years, and may be restricted as a result of state law. Not available in Massachusetts. This benefit is provided without an additional Policy charge.

GUARANTEED DEATH BENEFIT PREMIUM - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the Guaranteed Death Benefit Period so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

INSUREDS - The two persons whose lives are insured under the Policy.

INVESTMENT OPTIONS - Refers to the Subaccounts and/or the Fixed Account offered under this Policy.

ISSUE AGE - The actual age of each Insured on the Policy Date.

ISSUE DATE - The date that all financial, contractual and administrative requirements have been met and processed for the Policy.



                                     LLSVUL

MINIMUM PREMIUM - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the first sixty Policy months ("Minimum Benefit" Period) so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

MONTHLY ACTIVITY DATE - The same date in each succeeding month as the Policy Date except should such Monthly Activity Date fall on a date other than a Valuation Date, the Monthly Activity Date will be the next Valuation Date.

MONTHLY DEDUCTION - The deductions taken from the Accumulation Value on the Monthly Activity Date. These deductions are equal to: (1) the current Cost of Insurance; (2) the Administrative Expense Charge; and (3) rider charges, if any.

MORTALITY AND EXPENSE RISK CHARGE - A daily charge that is deducted from the overall assets of the Separate Account to provide for the risk that mortality and expense costs may be greater than expected.

NET AMOUNT AT RISK - The amount by which the Death Benefit as calculated on a Monthly Activity Date exceeds the Accumulation Value on that date.

NET CASH SURRENDER VALUE - The Accumulation Value of the Policy on any Valuation Date (including for this purpose, the date of Surrender), less any Outstanding Policy Debt.

NET POLICY FUNDING - Net Policy Funding is the sum of all premiums paid, less any partial withdrawals and less any Outstanding Policy Debt.

NET PREMIUM - Premium paid less the Percent of Premium Charge for Taxes.

OUTSTANDING POLICY DEBT - The sum of all unpaid Policy loans and accrued interest on Policy loans.

PERCENT OF PREMIUM CHARGE FOR TAXES - The amount deducted from each premium received to cover certain expenses, expressed as a percentage of the premium.

PLANNED PERIODIC PREMIUMS - A selected schedule of equal premiums payable at fixed intervals. The Policy Owner is not required to follow this schedule, nor does following this schedule ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Benefit or the Guaranteed Death Benefit.

POLICY - The survivorship flexible premium variable universal life insurance Policy offered by Ameritas and described in this prospectus.

POLICY ANNIVERSARY DATE - The same day as the Policy Date for each year the Policy remains in force.

POLICY DATE - The effective date for all coverage provided in the application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Monthly Activity Dates. Policy Anniversaries are measured from the Policy Date. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) unless there are additional premiums or application amendments at time of delivery. (See the section on Issuance of a Policy.)

POLICY OWNER - ("you, your") The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy Owner. A collateral assignee is not the Policy Owner.

POLICY YEAR - The period from one Policy Anniversary Date until the next Policy Anniversary Date. A "Policy Month" is measured from the same date in each succeeding month as the Policy Date.

SATISFACTORY PROOF OF DEATH - Satisfactory Proof of Death must be provided to us at the time of death of each Insured. Satisfactory Proof of Death means all of the following must be submitted:
     (1)  A certified copy of both death certificates;
     (2)  A Claimant Statement;
     (3)  The Policy; and
     (4)  Any  other  information  that  Ameritas  may  reasonably   require  to
          establish the validity of the claim.



                                     LLSVUL

SECOND DEATH - The later of the dates of death of the Insureds.


SEPARATE ACCOUNT - This term refers to Ameritas Life Insurance Corp. Separate Account LLVL, a separate investment account established by Ameritas to receive and invest the Net Premiums paid under the Policy and allocated by the Policy Owner to the Separate Account. The Separate Account is segregated from the General Account and all other assets of Ameritas.


SPECIFIED AMOUNT - The minimum Death Benefit under the Policy, as selected by the Policy Owner.

SUBACCOUNT - A subdivision of the Separate Account. Each Subaccount invests exclusively in the shares of a specified portfolio of the Funds.

SURRENDER - The termination of the Policy for the Net Cash Surrender Value while at least one Insured is alive.

VALUATION DATE - Any day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The period between two successive Valuation Dates, commencing at the close of the New York Stock Exchange ("NYSE") on one Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.



                                     LLSVUL

SUMMARY

The following summary of prospectus information and diagram of the Policy should be read along with the detailed information found elsewhere in this prospectus. Unless stated otherwise, this prospectus assumes that the Policy is in force and that there is no Outstanding Policy Debt.

                                DIAGRAM OF POLICY

--------------------------------------------------------------------------------
                                PREMIUM PAYMENTS
--------------------------------------------------------------------------------
                       You can vary amount and frequency.

--------------------------------------------------------------------------------
                            DEDUCTIONS FROM PREMIUMS
--------------------------------------------------------------------------------
      Percent of Premium Charge for Taxes - currently 3.00% (maximum 3.0%)

--------------------------------------------------------------------------------
                                   NET PREMIUM

You direct the net premium to be invested in the Fixed Account or in the Separate Account, which offers 42 different Subaccounts for this product. The Subaccounts invest in the corresponding portfolios of the Ameritas Portfolios, Berger, Calvert Social, Deutsche, Fidelity, INVESCO, Neuberger Berman, Rydex, Strong, Third Avenue, INVESCO, or Vanguard Funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             DEDUCTIONS FROM ASSETS
Monthly charge for Cost of Insurance and cost of any riders. The charge varies by the Policy duration and the Issue Age, gender, and risk class of the Insured. (See the Policy Schedule for rates.)

Monthly charge for administrative expenses of the Policy (maximum charge $9.00/month plus a charge per month per $1000 of specified amount that varies by the younger Insured's Issue Age):

                                    CURRENT          PLUS                CURRENT MONTHLY CHARGE
                                    MONTHLY                            BY ISSUE AGE (/1000/MONTH):
POLICY YEAR:                        CHARGE                        20 - 44    45 - 54    55 - 64       65+
------------                        ------                        -------    -------    -------       ----
1 - 5                                $0.00                         $0.10       $.08       $.05        $.00
6 +                                  $0.00                         $0.00       $.00       $.00        $.00
Maximum Monthly Charge:              $9.00           PLUS          $0.10       $.08       $.08        $.05

Daily charge from the Subaccounts (not deducted from the Fixed Account):

                                                            POLICY YEARS 1-15        POLICY YEARS 16+
                                                            -----------------        -----------------
Mortality and Expense Risk Charge                                 0.40%                      0.10%
Asset-Based Administrative Expense Charge                         0.20%                      0.20%
                                                                  -----                      -----
Combined annual rate of Subaccount daily charges                  0.60%                      0.30%
                                                                  =====                      =====

There is no surrender charge.

Partial withdrawals are subject to a maximum charge of the lesser of $50 (currently $25) or 2% of the amount withdrawn.


Fund expense charges, which ranged from 0.16% to 2.04% at the most recent fiscal year end, are also deducted.

--------------------------------------------------------------------------------

                                 LIVING BENEFITS

You may make partial withdrawals, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial withdrawal. Ameritas guarantees up to 15 free transfers between the Investment Options each Policy Year. After 15 free transfers each Policy Year, Ameritas may assess a fee of $10 per transfer. Under current practice, unlimited free transfers are permitted.


You may Surrender the Policy at any time for its Net Cash Surrender Value. Accelerated payment of up to 50% of the lowest scheduled Death Benefit is available under certain conditions if the surviving Insured is suffering from terminal illness.

                                RETIREMENT INCOME
Loans may be available on a more favorable interest rate basis after the tenth Policy Year. Should the Policy lapse while loans are outstanding, the portion of the loan attributable to earnings will become taxable distributions. (See page 23.) You may Surrender the Policy or make a partial withdrawal and take values as payments under one or more of five different payment options.

                                 DEATH BENEFITS
Generally, Death Benefit income is income tax free to the Beneficiary. The Beneficiary may be paid a lump sum or may select any of the five payment methods available as retirement benefits.



                                     LLSVUL

SUMMARY
The following summary is intended to highlight the most important features of the Policy that you, as a prospective Policy Owner, should consider. You will find more detailed information in the main portion of the prospectus; cross-references are provided for your convenience. Capitalized terms are defined in the Definitions section that begins on page 3 of this prospectus. This summary and all other parts of this prospectus are qualified in their entirety by the terms of the Policy, which is available upon request from Ameritas.

WHO IS THE ISSUER OF A POLICY?

Ameritas issues the Policy. The Policy is available for individuals and for corporations and other institutions who wish to provide coverage and benefits for key employees. A separate account of Ameritas, the Separate Account has been established to hold the assets supporting the Policy. The Separate Account has 42 Subaccounts which correspond to, and are invested in, the portfolios of the Funds discussed herein. (See the section on Ameritas, the Separate Account and the Funds.) The financial statements for Ameritas can be found beginning on page F-II-1.


WHY SHOULD I CONSIDER PURCHASING A POLICY?
The primary purpose of a Policy is to provide life insurance protection on the two Insureds named in the Policy. This means that, so long as the Policy is in force, it will provide for:
     [] Payment of a Death Benefit, which will never be less than the Specified Amount the Policy Owner selects (See the section on Death Benefit Options.)
     [] Policy loan, Surrender and withdrawal features (See the section on Policy Rights.)

A Policy also includes an investment component. This means that, so long as the Policy is in force, you will be responsible for selecting the manner in which Net Premiums will be invested. Thus, the value of a Policy will reflect your investment choices over the life of the Policy.

WHAT ARE THE CHARGES ASSOCIATED WITH OWNERSHIP OF A POLICY?
Certain states impose premium and other taxes in connection with insurance policies such as the Policy. Ameritas may deduct up to 3% of each premium as a Percent of Premium Charge for Taxes. Currently, 3% is deducted for this purpose.

Charges are deducted against the Accumulation Value to cover the Cost of Insurance under the Policy and to compensate Ameritas for administering each individual Policy. These charges, which are part of the Monthly Deduction, are calculated and paid on each Monthly Activity Date. The Cost of Insurance is calculated based on risk factors relating to the Insureds as reflected in relevant actuarial tables. The Administrative Expense Charges may be based on your Specified Amount and the Policy duration. The current Administrative Expense Charge is $0 per month plus $0.10 per month per $1000 of Specified Amount for Issue Ages 20-44, $0.08 for Issue Ages 45-54, $0.05 for Issue Ages 55-64, and $0.00 for Issue Ages 65 and over. At the current time we anticipate the Administrative Expense Charge will reduce to $0.00 in year 6 for all ages.
The Administrative Expense Charge may be levied throughout the life of the Policy and is guaranteed not to increase above $9 per month plus $0.10 per month per $1000 of Specified Amount for Issue Ages 20-44, $0.08 for Issue Ages 45-64 and $0.05 for Issue Ages 65 and over. Ameritas does not expect to make any profit from the Administrative Expense Charge.

For its services in administering the Separate Account and Subaccounts and as compensation for bearing certain mortality and expense risks, Ameritas is also entitled to receive fees. These fees are calculated daily during the first 15 years of each Policy, at a combined annual rate of 0.60% of the value of the net assets of the Separate Account. After the 15th Policy Anniversary Date, the combined annual rate will decrease to 0.30% of the daily net assets of the Separate Account. No Mortality and Expense Risk Charge will be deducted from the amounts in the Fixed Account. (See the section on Daily Charges Against the Separate Account.)


FUND EXPENSE SUMMARY. The following chart shows the expenses charged in the year 2000 by each Subaccount underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by us.



                                     LLSVUL


                                                                                                       TOTAL
                                           MANAGEMENT  12B-1     OTHER       TOTAL     WAIVERS     AFTER WAIVERS
      SUBACCOUNT'S UNDERLYING                FEES      FEES      FEES       FUND        AND      AND REDUCTIONS,
      PORTFOLIO NAME                                                         FEES    REDUCTIONS       IF ANY
AMERITAS PORTFOLIOS (SUBADVISOR)(1)
o        Ameritas Growth (FRED ALGER)        0.80%       -       0.09%       0.89%        -            0.89%
o        Ameritas MidCap Growth (FRED        0.85%       -       0.09%       0.94%        -            0.94%
    ALGER)
o        Ameritas Small Capitalization       0.90%       -       0.10%       1.00%        -            1.00%
    (FRED ALGER)
BERGER
o        IPT-Small Company Growth            0.85%       -       0.13%       0.98%        -            0.98%(2)
CALVERT SOCIAL
o        CVS Social Balanced                 0.70%       -      0.18%(3)     0.88%        -            0.88%
o        CVS Social International Equity     1.10%       -      0.43%(3)     1.53%        -            1.53%
o        CVS Social Mid Cap Growth           0.90%       -      0.22%(3)     1.12%        -            1.12%
o        CVS Social Small Cap Growth         1.00%       -      0.61%(3)     1.61%        -            1.61%
DEUTSCHE
o        VIT EAFE(R)Equity Index             0.45%       -       0.47%       0.92%      0.27%          0.65%
o        VIT Equity 500 Index                0.20%       -       0.14%       0.34%      0.04%          0.30%
o        VIT Small Cap Index                 0.35%       -       0.34%       0.69%      0.24%          0.45%
FIDELITY
o        VIP Contrafund(R): Service Class    0.57%     0.10%     0.09%       0.76%        -            0.76%(4)
o        VIP High Income: Service Class      0.58%     0.10%     0.10%       0.78%        -            0.78%
o        VIP Investment Grade Bond:          0.43%       -       0.11%       0.54%        -            0.54%
    Initial Class
o        VIP Mid Cap: Service Class          0.57%     0.10%     0.17%       0.84%        -            0.84%(4)
INVESCO FUNDS (5)
-        VIF Financial Services              0.75%       -       0.34%       1.09%        -            1.09%
-        VIF Health Sciences                 0.75%       -       0.32%       1.07%        -            1.07%
-        VIF Technology                      0.72%       -       0.30%       1.02%        -            1.02%
o        VIF Telecommunications              0.75%       -       0.31%       1.06%        -            1.06%
NEUBERGER BERMAN
o        AMT Balanced                        0.85%       -       0.14%       0.99%        -            0.99%
o        AMT Guardian                        0.85%       -       0.15%       1.00%        -            1.00%
o        AMT Limited Maturity Bond           0.65%       -       0.11%       0.76%        -            0.76%
o        AMT Mid-Cap Growth                  0.84%       -       0.14%       0.98%        -            0.98%
RYDEX
o        Nova                                0.75%       -       0.67%       1.42%        -            1.42%
o        OTC                                 0.75%       -       0.71%       1.46%        -            1.46%
o        Precious Metals                     0.75%       -       1.29%       2.04%        -            2.04%
o        Ursa                                0.90%       -       0.69%       1.59%        -            1.59%
o        U.S. Government Bond                0.50%       -       1.39%       1.89%        -            1.89%
STRONG(6)
o        Mid Cap Growth Fund II              1.00%       -       0.16%       1.16%      0.01%          1.15%
o        Opportunity Fund II                 1.00%       -       0.18%       1.18%      0.07%          1.11%
THIRD AVENUE (7)
o        Third Avenue Value                  0.90%       -       1.62%       2.52%      1.22%          1.30%
VANGUARD(8)
o        VIF Diversified Value               0.40%       -       0.05%       0.45%        -            0.45%
o        VIF Equity Income                   0.28%       -       0.03%       0.31%        -            0.31%
o        VIF Equity Index                    0.14%       -       0.02%       0.16%        -            0.16%
o        VIF Growth                          0.29%       -       0.02%       0.31%        -            0.31%
o        VIF High-Grade Bond                 0.17%       -       0.03%       0.20%        -            0.20%
o        VIF High Yield Bond                 0.24%       -       0.02%       0.26%        -            0.26%
o        VIF International                   0.30%       -       0.08%       0.38%        -            0.38%
o        VIF Mid-Cap Index                   0.22%       -       0.06%       0.28%        -            0.28%
o        VIF Money Market                    0.14%       -       0.03%       0.17%        -            0.17%
o        VIF REIT Index                      0.40%       -       0.07%       0.47%        -            0.47%
o        VIF Small Company Growth            0.44%       -       0.02%       0.46%        -            0.46%


(1) The Portfolios' aggregate expenses are limited for a period of one year following November 1, 2000 (October 29, 2000 for Ameritas Money Market). Total expenses, both before and after waivers and/or reimbursements, have been restated to reflect the above.

(2) Under a contract with the series fund which cannot be terminated or amended except by a vote of the Fund's Board of Trustees, the investment advisor waives its fee and reimburses the portfolio to the extent that, at any time during the life of the portfolio, the portfolio's annual operating expenses exceed 1.15% of the average daily net assets for the Berger IPT-Small Company Growth Fund.

(3) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:
                           CVS Social Balanced                            0.86%
                           CVS Social International Equity                1.36%
                           CVS Social Mid Cap Growth                      1.02%
                           CVS Social Small Cap Growth                    1.26%



                                     LLSVUL

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of univested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(5) The Fund's actual other expenses and total annual fund operating expenses were lower than the figures shown because the custodian fees were reduced under an expense offset arrangement.

     Certain expenses of the INVESCO portfolios were absorbed voluntarily by INVESCO in order to ensure that expenses for the fund, excluding any expense offset arrangements, did not exceed the "Total" stated in the table. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's other and total annual fund operating expenses were insignificant for the year ended December 31, 2000.

(6) The investment advisor may from time to time voluntarily waive fees and/or reimburse expenses for a portfolio. This would lower the portfolio's overall expense ratio and increase the portfolio's return to investors.

(7) Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess.

(8) Vanguard has a September 30th fiscal year end. (All other series funds have a December 31st fiscal year end.)

Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.


Other Calvert entities may provide administrative services to certain of the portfolios.

Ameritas may receive administrative fees from the investment advisers of certain Funds. Ameritas currently does not assess a separate charge against the Separate Account or the Fixed Account for any federal, state or local income taxes. Ameritas may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of Ameritas changes.

HOW DOES THE INVESTMENT COMPONENT OF MY POLICY WORK?
Ameritas has established the Separate Account, which is separate from all other assets of Ameritas, as a vehicle to receive and invest premiums received from Policy Owners. The Separate Account is divided into separate Subaccounts. Each Subaccount invests exclusively in shares of one of the investment portfolios available through the Policy. You may allocate Net Premiums to one or more Subaccounts, or to Ameritas' Fixed Account in your initial application. These allocations may be changed by notifying Ameritas' Home Office. The aggregate value of your interests in the Subaccounts and the Fixed Account will represent the Accumulation Value of your Policy.
(See the section on Accumulation Value.)

You may make transfers among the Investment Options. All transfers are subject to the limits we set. The Policy's Accumulation Value in the Separate Account will reflect the amount and frequency of premium payments, the investment experience of the chosen Subaccounts and the Fixed Account, Policy loans, any partial withdrawals, and any charges imposed in connection with the Policy. The entire investment risk of the Separate Account is borne by the Policy Owner. Ameritas does not guarantee a minimum Accumulation Value in the Separate Account. (See the section on Accumulation Value.) Ameritas does guarantee the Fixed Account.

WHAT INVESTMENT OPTIONS ARE AVAILABLE THROUGH THE POLICY?

The Investment Options available through the Policy include 42 investment portfolios, each of which is a separate series of a mutual fund from the Ameritas Portfolios, Berger, Calvert Social, Deutsche, Fidelity, INVESCO, Neuberger Berman, Rydex, Strong, Third Avenue, or Vanguard. These portfolios are listed in the Fund Expense Summary, above.

Details about the investment objectives and policies of each of the available investment portfolios appear in the section on The Funds - Investment Strategies and Objectives. There is no assurance that these objectives will be met. The Policy Owner bears the entire investment risk for amounts allocated to the Subaccounts. In addition to the listed portfolios, you may also elect to allocate Net Premiums to Ameritas' Fixed Account. (See the section on Fixed Account.)




                                     LLSVUL

HOW DOES THE LIFE INSURANCE COMPONENT OF A POLICY WORK?

A Policy provides for the payment of a minimum Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. You choose the amount of the minimum death benefit -- sometimes referred to as the Specified Amount of your Policy -- at the time your Policy is established. However, Death Benefit Proceeds -- the actual amount that will be paid after Ameritas receives Satisfactory Proof of Death -- may vary over the life of your Policy, depending on which of the two available coverage options you select.


If you choose Option A, the Death Benefit payable under your Policy will be the Specified Amount of your Policy or the applicable percentage of its Accumulation Value, whichever is greater. If you choose Option B, the Death Benefit payable under your Policy will be the Specified Amount of your Policy PLUS the Accumulation Value of your Policy, or if it is higher, the applicable percentage of the Accumulation Value on the Second Death. In either case, the applicable percentage is established based on the Attained Age at the Second Death. (See the section on Death Benefit Options.)

ARE THERE ANY RISKS INVOLVED IN OWNING A POLICY?
Yes. Over the life of your Policy, the Subaccounts to which you allocate your premiums will fluctuate with changes in the stock market and overall economic factors. These fluctuations will be reflected in the Accumulation Value of your Policy and may result in loss of principal. For this reason, the purchase of a Policy may not be suitable for all individuals. It may not be advantageous to purchase a Policy to replace or augment your existing insurance arrangements. Appendix A includes tables illustrating the impact that hypothetical market returns would have on Accumulation Values under a Policy (page A-1).

WHAT IS THE PREMIUM THAT MUST BE PAID TO KEEP A POLICY IN FORCE?
Like traditional life insurance policies, a Policy requires the payment of periodic premiums in order to keep the Policy in force. You will be asked to establish a payment schedule before your Policy becomes effective.

The distinction between traditional life policies and a Policy is that a Policy will not lapse simply because premium payments are not made according to that payment schedule. However, a Policy will lapse, even if scheduled premium payments are made, if the Net Cash Surrender Value of your Policy falls below zero or premiums paid do not, in the aggregate, equal the premium necessary to satisfy the Minimum Benefit or the Guaranteed Death Benefit requirements. (See the section on Premiums.)

HOW ARE PREMIUMS PAID, PROCESSED AND CREDITED TO ME?
Your Policy will be issued after a completed application is accepted, and the initial premium payment is received, by Ameritas at its Home Office. Ameritas' Home Office is located at 5900 "O" Street, P.O. Box 81889, Lincoln, NE 68501.

On the Issue Date, your initial Net Premium will be allocated to the Vanguard VIF Money Market Subaccount for 13 days. Then, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or the Fixed Account according to the instructions in your application. Where allowed, if you have allocated 100% to the Fixed Account, the Net Premium of the Policy is allocated to the Fixed Account on the Issue Date. In this instance, no further allocation will occur. You have the right to examine your Policy and return it for a refund for a limited time, even after the Issue Date. (See the section on Issuance of a Policy.)

You may make subsequent premium payments according to your Planned Periodic Premium schedule, although you are not required to do so. Ameritas will send premium payment notices to you according to any schedule you select, except if you pay by automatic bank draft. When Ameritas receives your premium payment at its Home Office, we will deduct any applicable Percent of Premium Charge for Taxes and the Net Premium will be allocated to the Subaccounts and/or the Fixed Account according to your selections. (See the sections on Premiums and Allocations of Premiums and Accumulation Value.)

As already noted, provides you considerable flexibility in determining the frequency and amount of premium payments. This flexibility is not, however, unlimited. You should keep certain factors in mind in determining the payment schedule that is best suited to your needs. These include the amount of the Minimum Premium,



                                     LLSVUL

Guaranteed Death Benefit Premium and/or Net Policy Funding requirement needed to keep your Policy in force, maximum premium limitations established under the federal tax laws, and the impact that reduced premium payments may have on the Net Cash Surrender Value of your Policy. (See the section on Premiums.)

IS THE ACCUMULATION VALUE OF MY POLICY AVAILABLE WITHOUT SURRENDER?
Yes. You may access the value of your Policy in one of two ways. First, you may obtain a loan, secured by the Accumulation Value of your Policy. The maximum interest rate on any such loan is 6% annually; the current rate is 5.5% annually. After the tenth Policy Anniversary, you may borrow against a limited amount of the Net Cash Surrender Value of your Policy at a maximum annual interest rate of 4%; the current rate for such loans is 3.5% annually. (See the section on Loan Benefits.)

You may also access the value of your Policy by making a partial withdrawal. A partial withdrawal is subject to a maximum charge not to exceed the lesser of $50 or 2% of the amount withdrawn (currently, the partial withdrawal charge is the lesser of $25 or 2%). (See the section on Partial Withdrawals.)

WHEN DOES MY POLICY TERMINATE?
You may terminate your Policy by Surrendering the Policy while at least one Insured is alive for its Net Cash Surrender Value. As noted above, your Policy will terminate if you fail to pay required premiums or maintain sufficient Net Cash Surrender Value to cover Policy charges. (See the sections on Surrenders and Premiums.)



                                     LLSVUL

AMERITAS, THE SEPARATE ACCOUNT AND THE FUNDS

AMERITAS LIFE INSURANCE CORP.
Ameritas Life Insurance Corp. ("Ameritas") is a stock life insurance company domiciled in Nebraska since 1887. Ameritas and its subsidiaries are currently licensed to sell life insurance and annuities in 50 states and the District of Columbia. The Home Office of Ameritas is at 5900 "O" Street, Lincoln, Nebraska 68501. Ameritas' telephone number is 800-255-9678 and its website address is www.ameritas.com.


Ameritas and subsidiaries had total assets at December 31, 2000 of over $4.9 billion. Ameritas enjoys a long standing A+ (Superior) rating for financial strength and operating performance from A.M. Best, an independent firm that analyzes insurance carriers. This is the second highest of Best's 15 categories. Ameritas has been rated A (Excellent) by Weiss Research, Inc., for fiscal strength. This is the third highest of Weiss' 16 categories. Ameritas also has an AA (Very Strong) rating from Standard & Poor's for insurer financial strength. This is the third highest of Standard & Poor's 21 ratings.


Effective January 1, 1998, Ameritas converted from a mutual insurance company structure to a mutual insurance holding company structure pursuant to the Nebraska Mutual Insurance Holding Company Act. The conversion was approved by the Nebraska State Department of Insurance and the policy owners of the mutual company.

Effective January 1, 1999, Ameritas Mutual Insurance Holding Company and Acacia Mutual Holding Corporation merged to form Ameritas Acacia Mutual Holding Company. Ameritas is wholly owned by Ameritas Holding Company, which is wholly owned by Ameritas Acacia Mutual Holding Company. There are no other owners of 5% or more of the outstanding voting securities of Ameritas.

Ameritas Investment Corp. ("AIC"), the principal underwriter of the Policies, may publish in advertisements and reports to Policy Owners, the ratings and other information assigned to Ameritas by one or more independent rating services. The purpose of the ratings is to reflect the financial strength of Ameritas. The ratings do not relate to the performance of the Separate Account. Published material may also include charts and other information concerning dollar cost averaging, portfolio rebalancing, earnings sweep, tax-deference, diversification, asset allocation, long term market trends, index performance, and other investment programs and methods.

THE SEPARATE ACCOUNT

Ameritas Life Insurance Corp. Separate Account LLVL ("Separate Account ") was established under Nebraska law on August 24, 1994. The assets of the Separate Account are held by Ameritas and are segregated from all of Ameritas' other assets. These assets are not chargeable with liabilities arising out of any other business which Ameritas may conduct, including any income, gains, or losses of Ameritas. Although the assets maintained in the Separate Account will not be charged with any liabilities arising out of Ameritas' other business, all obligations arising under the Policies are liabilities of Ameritas who will maintain assets in the Separate Account of a total market value at least equal to the reserve and other contract liabilities of the Separate Account. Nevertheless, to the extent assets in the Separate Account exceed Ameritas' liabilities in the Separate Account, the assets are available to cover the liabilities of Ameritas' General Account. Ameritas may, from time to time, withdraw assets available to cover the General Account obligations. The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any SEC supervision of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a Division of Ameritas.


PERFORMANCE INFORMATION
Performance information for the Subaccounts of the Separate Account and the Funds available for investment by the Separate Account may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. Ameritas may also provide a hypothetical illustration of
Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds for a sample Policy based on assumptions as to age, sex, and risk class of each Insured, and other Policy specific assumptions.



                                     LLSVUL

Ameritas may also provide individualized hypothetical illustrations of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and the Separate Account charges, including the Monthly Deduction and Percent of Premium Charge for Taxes. These hypothetical illustrations will be based on the actual historical experience of the Funds as if the Subaccounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

THE FUNDS

There are currently 42 Subaccounts within the Separate Account available to Policy Owners for new allocations. Each Subaccount of the Separate Account will invest only in the shares of a corresponding portfolio of the Ameritas Portfolios, Berger, Calvert Social, Deutsche, Fidelity, INVESCO, Neuberger Berman, Rydex, Strong, Third Avenue, or Vanguard (collectively the "Funds"). Each Fund is registered with the SEC under the 1940 Act as an open-end diversified management investment company.


The assets of each portfolio of the Funds are held separate from the assets of the other portfolios. Thus, each portfolio operates as a separate investment portfolio, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

The investment objectives and policies of each portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectuses for each of the Funds, which must accompany or precede this Prospectus. These Prospectuses should be read carefully together with this Prospectus and retained. All underlying Fund information, including Fund prospectuses, has been provided to Ameritas by the underlying Funds. Ameritas has not independently verified this information.

The investments in the Funds may be managed by Fund managers which manage one or more other mutual funds that have similar names, investment objectives, and investment styles as the Funds. You should be aware that the Funds are likely to differ from the other mutual funds in size, cash flow pattern, and tax matters. Thus, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.


You should periodically consider your allocation among the Subaccounts in light of current market conditions and the investment risks of investing in the Funds' various portfolios.


The Separate Account will purchase and redeem shares from the Portfolios at the net asset value. Shares will be redeemed to the extent necessary for Ameritas to collect charges, pay the surrender values, Partial Withdrawals, and make Policy loans or to transfer assets from one Subaccount to another, or to the Fixed Account, as requested by Policy Owners. Any dividend or capital gain
distribution   received  is  automatically   reinvested  in  the   corresponding
Subaccount.

Since the Funds are each designed to provide investment vehicles for variable annuity or variable life insurance contracts of various insurance companies and will be sold to separate accounts of other insurance companies as investment vehicles for various types of variable life insurance policies or variable annuity contracts, there is a possibility that a material conflict may arise between the interests of the Separate Account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing its separate accounts from the Funds, to resolve the matter. Where applicable, the risks of such mixed and shared funding are described further in the prospectuses of the Funds.

THE FUNDS - INVESTMENT STRATEGIES AND OBJECTIVES
The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are NOT publicly traded mutual funds available for direct purchase by you. THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVES WILL BE MET.

This information is just a summary for each underlying portfolio. YOU SHOULD READ THE SERIES FUND PROSPECTUS FOR AN UNDERLYING PORTFOLIO FOR MORE INFORMATION ABOUT THAT PORTFOLIO.



                                     LLSVUL


-------------------------------------- ---------------------------------------- -------------------------------------
          SEPARATE ACCOUNT                       INVESTMENT STRATEGY                    INVESTMENT OBJECTIVE
             PORTFOLIO
--------------------------------------- ------------------------------------------------------------------------------
        AMERITAS PORTFOLIOS                  Offered through CALVERT VARIABLE SERIES, INC. AMERITAS PORTFOLIOS
             (SUBADVISOR)                                   Advised by AMERITAS INVESTMENT CORP
--------------------------------------- ------------------------------------------------------------------------------
AMERITAS GROWTH (FRED ALGER)            Common stocks of large U.S.
                                        companies with broad product lines,
                                        markets, financial resources and         Long-term capital growth.
                                        depth of management.
--------------------------------------- ---------------------------------------- -------------------------------------
AMERITAS MIDCAP GROWTH                  Common stocks of midsize U.S.
         (FRED ALGER)                   companies with promising growth          Long-term capital growth.
                                        potential.
--------------------------------------- ---------------------------------------- -------------------------------------
                                        Common stocks of small, fast-growing
AMERITAS SMALL CAPITALIZATION           U.S. companies that offer innovative
         (FRED ALGER)                   products, services or technologies       Long-term capital growth.
                                        to a rapidly expanding marketplace.
--------------------------------------- ------------------------------------------------------------------------------

                BERGER                               Offered through BERGER INSTITUTIONAL PRODUCTS TRUST
                                                                    Advised by BERGER LLC
--------------------------------------- ---------------------------------------- -------------------------------------
IPT SMALL COMPANY GROWTH                Common stocks of small companies with    Capital growth.
                                        potential for rapid earnings growth.

--------------------------------------- ------------------------------------------------------------------------------
            CALVERT SOCIAL                Offered through CALVERT VARIABLE SERIES, INC. CALVERT SOCIAL PORTFOLIOS
                                                        Advised by CALVERT ASSET MANAGEMENT COMPANY
--------------------------------------- ---------------------------------------- -------------------------------------
CVS SOCIAL BALANCED                     Mostly large-cap growth oriented
                                        common stock of U.S. companies, with     Income and capital growth through
                                        some bonds and money market              social criteria screened
                                        instruments.                             investments.
--------------------------------------- ---------------------------------------- -------------------------------------

CVS SOCIAL INTERNATIONAL EQUITY         Common stocks of mid to large cap        High total return through social
                                        companies.                               criteria screened investments.
--------------------------------------- ---------------------------------------- -------------------------------------
CVS SOCIAL MID CAP GROWTH               Common stocks of mid size companies.     Long-term capital growth through social
                                                                                 criteria screened investments.
--------------------------------------- ---------------------------------------- -------------------------------------
                                                                                 Long-term capital growth through
CVS SOCIAL SMALL CAP GROWTH             Common stocks of small cap companies.    social criteria screened
                                                                                 investments.
--------------------------------------- ------------------------------------------------------------------------------
               DEUTSCHE                             Offered through DEUTSCHE ASSET MANAGEMENT VIT FUNDS
                                                             Advised by BANKERS TRUST COMPANY
--------------------------------------- ---------------------------------------- -------------------------------------
                                        Statistically selected sample of
                                        securities found in the Morgan Stanley
                                        Capital International ("MSCI") EAFE(R)    Match as closely as possible,
VIT EAFE (R) EQUITY INDEX               Index, which emphasizes stocks of         before expenses, the performance of
                                        companies in major markets  in  Europe,   MSCI EAFE(R) Index.
                                        Australia and the Far East.
--------------------------------------- ---------------------------------------- -------------------------------------
                                        Statistically selected sample of
                                        securities found in the Standard &
                                        Poor' s 500 Composite Stock Price        Match as closely as possible,
VIT EQUITY 500 INDEX                    Index ("S&P 500 Index"), which           before expenses, performance of the
                                        emphasizes stocks of large U.S.          S&P 500 Index.
                                        companies.
--------------------------------------- ---------------------------------------- -------------------------------------
                                        Statistically selected sample of the
                                        securities found in the Russell 2000     Match as closely as possible,
VIT SMALL CAP INDEX                     Small Stock Index, which emphasizes      before expenses, performance of the
                                        stocks of small U.S. companies.          Russell 2000 Index.
--------------------------------------- ------------------------------------------------------------------------------
                                           Offered through VARIABLE INSURANCE PRODUCTS FUNDS : INITIAL CLASS AND
               FIDELITY                              VARIABLE INSURANCE PRODUCTS FUNDS: SERVICE CLASS
                                                    Advised by FIDELITY MANAGEMENT AND RESEARCH COMPANY
--------------------------------------- ---------------------------------------- -------------------------------------
VIP CONTRAFUND(R): SERVICE CLASS          Common stocks of companies whose
                                        value is not fully recognized.           Long-term capital growth.
--------------------------------------- ---------------------------------------- -------------------------------------
                                        High yielding fixed-income
VIP HIGH INCOME: SERVICE CLASS          securities, while also considering
                                        growth of capital.                       High level of current income.
--------------------------------------- ---------------------------------------- -------------------------------------
VIP INVESTMENT GRADE BOND:              U.S. dollar-denominated
                                        investment-grade bonds, allocated
                                        across different market sectors and      High level of current income
                                        maturities, and managed to have          consistent with preservation of
  INITIAL CLASS                         similar overall interest rate risk to    capital.
                                        the Lehman Brothers Aggregate Bond
                                        Index.
--------------------------------------- ---------------------------------------- -------------------------------------
VIP MID CAP: SERVICE CLASS              Common stocks of companies, mostly       Long-term capital growth.
                                        with medium market capitalizations
                                        (similar to companies in the S&P
                                        MidCap 400).
--------------------------------------- ---------------------------------------- -------------------------------------



                                     LLSVUL
                                       14



--------------------------------------- ---------------------------------------- -------------------------------------
            INVESCO FUNDS                         Offered through INVESCO VARIABLE INVESTMENT FUNDS, INC.
                                                           Advised by INVESCO FUNDS GROUP, INC.
--------------------------------------- ---------------------------------------- -------------------------------------
VIF FINANCIAL SERVICES                  Common stocks of companies involved in   Long-term capital growth.
                                        the financial services sector.
--------------------------------------- ---------------------------------------- -------------------------------------
                                        Common stocks of companies that
                                        develop, produce or distribute
VIF HEALTH SCIENCES                     products or services related to health   Long-term capital growth.
                                        care.
--------------------------------------- ---------------------------------------- -------------------------------------
VIF TECHNOLOGY                          Common stocks of companies engaged in    Long-term capital growth.
                                        technology-related industries.
--------------------------------------- ---------------------------------------- -------------------------------------
VIF TELECOMMUNICATIONS                  Common stocks of companies engaged in    Long-term capital growth and
                                        the design, development, manufacture,    current income.
                                        distribution, or sale of
                                        communications services and equipment,
                                        and companies involved in supplying
                                        equipment or services to such
                                        companies.
--------------------------------------- ------------------------------------------------------------------------------
           NEUBERGER BERMAN                     Offered through NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST.
                                                        Advised by NEUBERGER BERMAN MANAGEMENT INC.
 --------------------------------------- ---------------------------------------- -------------------------------------
AMT BALANCED                            Common stocks of mid-cap companies       Capital growth and current income
                                        and short-term fixed income              without undue risk to principal.
                                        securities.
--------------------------------------- ---------------------------------------- -------------------------------------
AMT GUARDIAN                            Common stocks of                         Long-term capital growth; current
                                        large-capitalization companies.          income is a secondary goal.
--------------------------------------- ---------------------------------------- -------------------------------------
AMT LIMITED MATURITY BOND               Fixed and variable rate debt             Current income; secondarily,
                                        securities.                              total return.
--------------------------------------- ---------------------------------------- -------------------------------------
AMT MID-CAP GROWTH                      Common stocks of mid-capitalization      Capital growth.
                                        companies.
--------------------------------------- ------------------------------------------------------------------------------
                RYDEX                                      Offered through RYDEX VARIABLE TRUST
                                                            Advised by PADCO ADVISORS II, INC.
--------------------------------------- ------------------------------------------------------------------------------
NOVA                                    Leveraged  instruments including 150% of
                                        the performance of the futures contracts
                                        and  options,  and S&P 500 Index  equity
                                        securities.
--------------------------------------- ---------------------------------------- -------------------------------------
OTC                                     Mostly securities of companies in the    Match the performance of the
                                        NASDAQ 100 Index.                        NASDAQ 100 Index.
--------------------------------------- ---------------------------------------- -------------------------------------
PRECIOUS METALS                         Equity securities of U.S. and            Capital growth.
                                        foreign precious metals companies.
--------------------------------------- ---------------------------------------- -------------------------------------
                         Leveraged instruments including
                                        futures contracts and options,           Investment results that inversely
URSA                                    repurchase agreements and sell           correlate to the performance of
                                        securities short.  The portfolio does    the S&P 500 Index.
                                        not own any S&P 500 Index securities.
--------------------------------------- ---------------------------------------- -------------------------------------
U.S. GOVERNMENT BOND                    U.S. Government securities and           120% of the price movement of the
                                        leveraged instruments, such as           Long Treasury Bond.
                                        certain futures and options
                                        contracts.
--------------------------------------- ------------------------------------------------------------------------------

                                                Offered through STRONG VARIABLE INSURANCE FUNDS, INC., AND
                STRONG                                       STRONG OPPORTUNITY FUND II, INC.
                                                        Advised by STRONG CAPITAL MANAGEMENT, INC.
--------------------------------------- ---------------------------------------- -------------------------------------
MID CAP GROWTH II                       Reasonably priced stocks of mid-cap      Capital growth.
                                        companies with accelerated growth
                                        potential.
--------------------------------------- ---------------------------------------- -------------------------------------
OPPORTUNITY II                          Underpriced stocks of underpriced        Capital growth.
                                        mid-cap companies.
--------------------------------------- ------------------------------------------------------------------------------
             THIRD AVENUE                           Offered through THIRD AVENUE VARIABLE SERIES TRUST
                                                              Advised by EQSF ADVISERS, INC.

--------------------------------------- ---------------------------------------- -------------------------------------
THIRD AVENUE VALUE                      Common stocks of smaller companies       Long-term capital growth.
                                        with strong balance sheets, which the
                                        manager considers undervalued.
--------------------------------------- ------------------------------------------------------------------------------
          VANGUARD (ADVISOR)                         Offered through VANGUARD VARIABLE INSURANCE FUND
--------------------------------------- ---------------------------------------- -------------------------------------
VIF DIVERSIFIED  VALUE                  Common stocks of  undervalued  and out   Long-term  capital growth and
(BARROW,  HANLEY,  MEWHINNEY            & of favor  large and  medium-size       moderate dividend income.
STRAUSS, INC.)                          companies.
--------------------------------------- ---------------------------------------- -------------------------------------
VIF                                     EQUITY    INCOME  Common  stocks of
(NEWELL ASSOCIATES)                     well-established companies that pay      High  level of current income and
                                        relatively high levels of dividend       for long-term growth of capital
                                        income and have potential for capital    and incom.
                                        appreciation.
--------------------------------------- ---------------------------------------- -------------------------------------



                                     LLSVUL
                                       15



--------------------------------------- ------------------------------------------------------------------------------
          VANGUARD (ADVISOR)                         Offered through VANGUARD VARIABLE INSURANCE FUND
--------------------------------------- --------------------------------------- --------------------------------------
VIF EQUITY INDEX                        Hold all stocks in the S&P 500          Long-term growth of capital and
                                        Composite Stock Price Index in          income by attempting to match the
                                        roughly the same proportion to their    performance of a broad-based market
         (THE VANGUARD GROUP)           weighting in the Index                  index of stocks of large U.S.
                                                                                companies.
--------------------------------------- --------------------------------------- --------------------------------------

VIF GROWTH                              Stocks of large-cap high-quality        Long-term capital growth.
         (LINCOLN CAPITAL MANAGEMENT    seasoned U.S. companies.
COMPANY)
--------------------------------------- --------------------------------------- --------------------------------------
VIF HIGH-GRADE BOND                     Sample of fixed-income and              Higher level of income by attempting
                                        mortgage-backed securities included     to match the performance of a
         (THE VANGUARD GROUP)           in the Lehman Brothers Aggregate Bond   broad-based market index of publicly
                                        Index.                                  traded, investment-grade bonds.
--------------------------------------- --------------------------------------- --------------------------------------
VIF HIGH YIELD BOND                     Diversified group of high-yielding,     High level of income.
   (WELLINGTON)                         higher-risk corporate "junk" bonds.
--------------------------------------- --------------------------------------- --------------------------------------
VIFINTERNATIONAL                         Stocks of seasoned companies located   Long-term capital growth.
   (SCHRODER INVESTMENT MANAGEMENT      outside of the U.S.
NORTH AMERICA INC.)
--------------------------------------- --------------------------------------- --------------------------------------
VIF MID-CAP INDEX                       Stocks of companies in the Standard     Long-term growth of capital and
                                        and Poor's Mid-Cap 400 Index in         income by attempting to match the
                                        roughly the same proportion to their    performance of a broad-based market
         (THE VANGUARD GROUP)           weighting in the Index                  index of stocks of medium U.S.
                                                                                companies.
--------------------------------------- --------------------------------------- --------------------------------------
VIF MONEY MARKET                        High quality, short term money market   Current income consistent with
         (THE VANGUARD GROUP)           instruments.                            liquidity and stability.
--------------------------------------- --------------------------------------- --------------------------------------
VIF REIT INDEX                          Stocks of real estate investment        High level of income and moderate
         (THE VANGUARD GROUP )          trusts.                                 long-term capital growth.
--------------------------------------- --------------------------------------- --------------------------------------
VIF SMALL COMPANY GROWTH                Stocks of smaller companies with
         (GRANAHAN INVESTMENT           favorable prospects for growth and      Long-term capital growth.
MANAGEMENT, INC.)                       price appreciation.

--------------------------------------- --------------------------------------- --------------------------------------

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
Ameritas reserves the right, subject to applicable law, to add, delete, combine, or substitute investments in the Separate Account if, in our judgment, marketing needs, tax considerations, or investment conditions warrant. This may happen due to a change in law or a change in a Fund's objectives or restrictions, or for some other reason. Ameritas may operate the Separate Account as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Ameritas separate accounts. Ameritas may also transfer the assets of the Separate Account to another separate account. If necessary, we will notify the SEC and/or state insurance authorities and will obtain any required approvals before making these changes.

If any changes are made, Ameritas may, by appropriate endorsement, change the Policy to reflect the changes. In addition, Ameritas may, when permitted by law, restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to the Separate Account. Ameritas will determine the basis for making any new Subaccounts available to existing Policy Owners.

You will be notified of any material change in the investment policy of any Fund in which you have an interest.

FIXED ACCOUNT
You may elect to allocate all or a portion of your Net Premium payments to the Fixed Account, and you may also transfer monies between the Separate Account and the Fixed Account. (See the section on Transfers.)

Payments allocated to the Fixed Account and transferred from the Separate Account to the Fixed Account are placed in Ameritas' General Account. The General Account includes all of Ameritas' assets, except those assets segregated in Ameritas' separate accounts. Ameritas has the sole discretion to invest the assets of the General Account, subject to applicable law. Ameritas bears an investment risk for all amounts allocated or transferred to the Fixed Account,



                                     LLSVUL
plus interest credited thereto, less any deduction for charges and expenses. The Policy Owner bears the investment risk that the declared rate, described below, will fall to a lower rate after the expiration of a declared rate period. Because of exemptions and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the General Account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interest in it is generally subject to the provisions of the 1933 or 1940 Act. We understand that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Policy; however, these disclosures may be subject to generally applicable provisions of the Federal Securities Laws regarding the accuracy and completeness of statements made in prospectuses.

Ameritas guarantees that it will credit interest at a declared rate of at least 3.5%. Ameritas may, at its discretion, set a higher declared rate(s). Each month Ameritas will establish the declared rate for the Policies with a Policy Date or Policy Anniversary Date in that month. Each month is assumed to have 30 days, and each year to have 360 days for purposes of crediting interest on the Fixed Account. The Policy Owner will earn interest on the amounts transferred or allocated to the Fixed Account at the declared rate effective for the month in which the Policy was issued, which rate is guaranteed for the remainder of the first Policy Year. During later Policy Years, all amounts in the Fixed Account will earn interest at the declared rate in effect in the month of the last Policy Anniversary. Declared interest rates may increase or decrease from previous periods, but will not fall below 3.5%. Ameritas reserves the right to change the declaration practice, and the period for which a declared rate will apply.

POLICY BENEFITS

The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from Ameritas.

PURPOSES OF THE POLICY
The Policy is designed to provide the Policy Owner with both lifetime insurance protection and flexibility in the amount and frequency of premium payments and with the level of life insurance proceeds payable under the Policy.

You are not required to pay scheduled premiums to keep the Policy in force, but you may, subject to certain limitations, vary the frequency and amount of premium payments. You also may adjust the level of Death Benefits payable under the Policy without having to purchase a new Policy by increasing (with evidence of insurability) or decreasing the Specified Amount. An increase in the Specified Amount will increase both the Minimum Premium and the Guaranteed Death Benefit Premium required. If the Specified Amount is decreased, however, the Minimum Premium and Guaranteed Death Benefit Premium will not decrease. Thus, as insurance needs or financial conditions change, you have the flexibility to adjust life insurance benefits and vary premium payments.

The Death Benefit may, and the Accumulation Value will, vary with the investment experience of the chosen Subaccounts of the Separate Account. Thus the Policy Owner benefits from any appreciation in value of the underlying assets, but bears the investment risk of any depreciation in value. As a result, whether or not a Policy continues in force may depend in part upon the investment experience of the chosen Subaccounts. The failure to pay a Planned Periodic Premium will not necessarily cause the Policy to lapse, but the Policy could lapse even if Planned Periodic Premiums have been paid, depending upon the investment experience of the Separate Account. If the Minimum Premium or Guaranteed Death Benefit Premium is satisfied by Net Policy Funding, Ameritas will keep the Policy in force during the appropriate period and provide a Death Benefit. In certain instances, this Net Policy Funding will not, after the payment of Monthly Deductions, generate positive Net Cash Surrender Values.

DEATH BENEFIT PROCEEDS
As long as the Policy remains in force, Ameritas will pay the Death Benefit Proceeds of the Policy upon Satisfactory Proof of Death, according to the Death Benefit option in effect at the time of the Second Death. The amount of the Death Benefits payable will be determined at the end of the Valuation Period during which the Second Death occurs. The Death Benefit Proceeds may be paid in a lump sum or under one or more of the payment options set forth in the Policy. (See the section on Payment Options.) There is no benefit payable on the death of the first Insured.



                                     LLSVUL

Death Benefit Proceeds will be paid to the surviving Beneficiary or Beneficiaries you specified in the application or as subsequently changed. If you do not choose a Beneficiary, the proceeds will be paid to you, as the Policy Owner, or to your estate.

DEATH BENEFIT OPTIONS
The Policy provides two Death Benefit options. The Policy Owner selects one of the options in the application. The Death Benefit under either option will never be less than the current Specified Amount of the Policy as long as the Policy remains in force. (See the section on Policy Lapse and Reinstatement.) The minimum initial Specified Amount is $100,000. The Net Amount at Risk for Option A will generally be less than the Net Amount at Risk for Option B. If you choose Option A, your Cost of Insurance deduction will generally be lower than if you choose Option B. (See the section on Charges and Deductions.) The following graphs illustrate the differences in the two Death Benefit options.

OPTION A.

(OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION A, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE CASH VALUE.)

         Death  Benefit  Option A. Pays a Death  Benefit  equal to the Specified
         Amount or the Accumulation Value multiplied by the Death Benefit percentage (as illustrated at Point A) whichever is greater.

Under Option A, the Death Benefit is the current Specified Amount of the Policy or, if greater, the applicable percentage of Accumulation Value at the Second Death. The applicable percentage is 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date, the percentage declines. For example, the percentage at Attained Age 40 is 250%, at Attained Age 50 is 185%, at Attained Age 60 is 130%, at Attained Age 70 is 115%, at Attained Age 80 is 105%, and at Attained Age 90 is 105%. The applicable percentage will never be less than 101%. Accordingly, under Option A the Death Benefit will remain level at the Specified Amount unless the applicable percentage of Accumulation Value exceeds the current Specified Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies. Policy Owners who prefer to have favorable investment performance, if any, reflected in higher Accumulation Value, rather than increased insurance coverage, generally should select Option A.

OPTION B.

(OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION B, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE CASH VALUE.)

         Death Benefit Option B. Pays a Death Benefit equal to the Specified Amount plus the Policy's Accumulation Value or the Accumulation Value multiplied by the Death Benefit percentage, whichever is greater.



                                     LLSVUL

Under Option B, the Death Benefit is equal to the current Specified Amount plus the Accumulation Value of the Policy or, if greater, the applicable percentage of the Accumulation Value at the Second Death. The applicable percentage is the same as under Option A: 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date the percentage declines. Accordingly, under Option B the amount of the Death Benefit will always vary as the Accumulation Value varies (but will never be less than the Specified Amount). Policy Owners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Accumulation Values, generally should select Option B.

CHANGE IN DEATH BENEFIT OPTION. The Death Benefit option may be changed once per year after the first Policy Year by sending Ameritas a written request. The effective date of such a change will be the Monthly Activity Date on or following the date the change is approved by Ameritas. A change may have federal tax consequences.

If the Death Benefit option is changed from Option A to Option B, the Specified Amount after the change will equal the Specified Amount before the change less the Accumulation Value as of the date of the change. If the Death Benefit option is changed from Option B to Option A, the Specified Amount under Option A after the change will equal the Death Benefit under Option B on the effective date of change.

No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of a Policy's Accumulation Value. However, a change in the Death Benefit option may affect the Cost of Insurance because this charge varies depending on the Net Amount at Risk. Changing from Option B to Option A generally will decrease the Net Amount at Risk in the future, and will therefore decrease the Cost of Insurance. Changing from Option A to Option B generally will result in an increase in the Cost of Insurance over time because the Cost of Insurance rate will increase with the ages of the Insureds, even though the Net Amount at Risk will generally remain level. (See the sections on Charges and Deductions and Federal Tax Matters.)

CHANGE IN SPECIFIED AMOUNT. Subject to certain limitations, after the first Policy Year, a Policy Owner may increase or decrease the Specified Amount of a Policy. A change in Specified Amount affects the Net Amount at Risk, which affects the Cost of Insurance and may have federal tax consequences. (See the sections on Charges and Deductions and Federal Tax Matters.)

Any increase or decrease in the Specified Amount will become effective on the Monthly Activity Date on or following the date a written request is approved by Ameritas. The Specified Amount of a Policy may be changed only once per year and Ameritas may limit the size of a change in a Policy Year. The Specified Amount remaining in force after any requested decrease may not be less than $100,000. In addition, if a decrease in the Specified Amount makes the Policy not comply with the maximum premium limits required by federal tax law, the decrease may be limited or the Accumulation Value may be returned to you, at your election, to the extent necessary to meet the requirements. (See the section on Premiums.)

Increases in the Specified Amount will be allowed after the first Policy Year. For an increase in the Specified Amount, you must submit a written supplemental application. Ameritas may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an additional premium, in certain cases an additional premium will be required to put the requested increase in effect. (See the section on Premiums upon Increases in Specified Amount.) The minimum amount of any increase is $50,000, and an increase cannot be made if either Insured was over age 85 on the previous Policy Anniversary Date. An increase in the Specified Amount during the time either the Minimum Benefit or the Guaranteed Death Benefit provision is in effect will increase the respective premium requirements. (See the section on Charges and Deductions.)

METHODS OF AFFECTING INSURANCE PROTECTION
You may increase or decrease the pure insurance  protection provided by a Policy
- the difference between the Death Benefit and the Accumulation Value - in several ways as your insurance needs change. These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and making



                                     LLSVUL
a partial withdrawal of the Policy's Accumulation Value. Certain of these changes may have federal tax consequences. The consequences of each of these methods will depend upon the individual circumstances.

DURATION OF THE POLICY
The duration of the Policy generally depends upon the Accumulation Value. The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to pay the Monthly Deduction or if the Minimum Benefit or Guaranteed Death Benefit provision is in effect. (See the section on Charges from Accumulation Value.) However, when the Net Cash Surrender Value is insufficient to pay the Monthly Deduction and the Grace Period expires without an adequate payment by the Policy Owner, the Policy will lapse and terminate without value. (See the section on Policy Lapse and Reinstatement.)

ACCUMULATION VALUE
The Accumulation Value will reflect the investment performance of the chosen Investment Options, the Net Premiums paid, any partial withdrawals, and the charges assessed in connection with the Policy. A Policy Owner may Surrender the Policy at any time and receive the Policy's Net Cash Surrender Value. (See the section on Surrenders.) There is no guaranteed minimum Accumulation Value.

Accumulation Value is determined on each Valuation Date. On the Issue Date, the Accumulation Value will equal the portion of any Net Premium allocated to the Investment Options, reduced by the portion of the first Monthly Deduction allocated to the Investment Options. (See the section on Allocation of Premiums and Accumulation Value.) Thereafter, on each Valuation Date, the Accumulation Value of the Policy will equal:
     (1) The aggregate values belonging to the Policy in each of the Subaccounts on the Valuation Date, determined by multiplying each Subaccount's unit value by the number of Subaccount units you have allocated to the Policy; plus
     (2)  The value of allocations to the Fixed Account; plus
     (3) Any Accumulation Value impaired by Outstanding Policy Debt held in the General Account; plus
     (4)  Any Net Premiums received on that Valuation Date; less
     (5)  Any partial  withdrawal,  and its charge, made on that Valuation Date;
          less
     (6)  Any Monthly  Deduction to be made on that Valuation Date; less
     (7)  Any federal or state income  taxes  charged  against the  Accumulation
          Value.

In computing the Policy's Accumulation Value on the Valuation Date, the number of Subaccount units allocated to the Policy is determined after any transfers among Investment Options (and deduction of transfer charges), but before any other Policy transactions, such as receipt of Net Premiums and partial withdrawals. Because the Accumulation Value depends on a number of variables, a Policy's Accumulation Value cannot be predetermined.

THE UNIT VALUE. The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount is calculated by:
     (1) Multiplying the net asset value per share of each Fund portfolio on the Valuation Date times the number of shares held by that Subaccount, before the purchase or redemption of any shares on that Valuation Date; minus
     (2) A charge for mortality and expense risk at an annual rate of 0.40% in Policy Years 1-15, decreasing to 0.10% thereafter; minus
     (3) A charge for administrative service expenses at an annual rate of 0.20%; and
     (4) Dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that Valuation Date.
(See the section on Daily Charges Against the Separate Account.)


VALUATION DATE AND VALUATION PERIOD. A Valuation Date is each day on which the New York Stock Exchange ("NYSE") is open for trading. The net asset value for each Fund portfolio is determined as of the close of regular trading on the NYSE. The net investment return for each Subaccount and all transactions and calculations with respect to the Policies as of any Valuation Date are determined as of that time. The transaction cut-off time for receipt by us of Premium Payments and all transactions with respect to Rydex is 2:00 p.m. Central time, or one hour before market close, for days on which the market closes early. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of the NYSE on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.



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



PAYMENT OF POLICY BENEFITS
Death Benefit Proceeds under the Policy will usually be paid within seven days after Ameritas receives Satisfactory Proof of Death. Payments may be postponed in certain circumstances. (See the section on Postponement of Payments.) The Policy Owner may decide the form in which Death Benefit Proceeds will be paid. While at least one Insured is alive, the Policy Owner may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. Changes must be in writing and will revoke all prior elections. If no election is made, Ameritas will pay Death Benefit Proceeds or Accumulation Value Benefits in a lump sum. When Death Benefit Proceeds are payable in a lump sum and no election for an optional method of payment is in force at the Second Death the Beneficiary may select one or more of the optional methods of payment. Further, if the Policy is assigned, any amounts due to the assignee will first be paid in one sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

PAYMENT OPTIONS FOR DEATH BENEFIT PROCEEDS. The minimum amount of each payment is $100. If a payment would be less than $100, Ameritas has the right to make payments less often so that the amount of each payment is at least $100. Once a payment option is in effect, Death Benefit Proceeds will be transferred to Ameritas' General Account. Ameritas may make other payment options available in the future. For additional information concerning these options, see the Policy itself. The following payment options are currently available:

     INTEREST PAYMENT OPTION. Ameritas will hold any amount applied under this option. Interest on the unpaid balance will be paid or credited each month at a rate determined by Ameritas.

     FIXED AMOUNT PAYABLE OPTION. Each payment will be for an agreed fixed amount. Payments continue until the amount Ameritas holds runs out.

     FIXED PERIOD PAYMENT OPTION. Equal payments will be made for any period selected up to 20 years.

     LIFETIME PAYMENT OPTION. Equal monthly payments are based on the life of a named person. Payments will continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time.

     JOINT LIFETIME PAYMENT OPTION. Equal monthly payments are based on the lives of two named persons. While both are living, one payment will be made each month. When one dies, the same payment will continue for the lifetime of the other.

As an alternative to the above payment options, Death Benefits Proceeds may be paid in any other manner approved by Ameritas. Further, one of Ameritas' affiliates may make payments under the above payment options. If an affiliate makes the payment, it will do so according to the request of the Policy Owner, using the rules set out above.

POLICY RIGHTS

LOAN BENEFITS

LOAN PRIVILEGES. The Policy Owner may borrow an amount up to the current Net Cash Surrender Value less twelve times the most recent Monthly Deduction, at regular or reduced loan rates (described below). Loans usually are funded within seven days after receipt of a written request. The loan may be repaid at any time while at least one Insured is living. Policy Owners in certain states may borrow 100% of the Net Cash Surrender Value after deducting Monthly Deductions and any interest on Policy loans that will be due for the remainder of the Policy Year. Loans may have tax consequences. (See the section on Federal Tax Matters.)


LOAN INTEREST. Ameritas charges interest to Policy Owners at regular and reduced rates. Regular loans will accrue interest on a daily basis at a rate of up to 6% per year; currently the interest rate on regular Policy loans is 5.5%. Each year after the tenth Policy Anniversary Date, the Policy Owner may borrow a limited amount of the Net Cash Surrender Value at a reduced interest rate. For those loans, interest will accrue on a daily basis at a rate of up to 4% per year; the current reduced loan rate is 3.5%. The amount available at the reduced loan rate is (1) the Accumulation Value, minus (2) total premiums paid minus any partial withdrawals previously taken, and minus (3) any Outstanding Policy Debt held at a reduced loan rate. However, this amount may not exceed the maximum loan amount described above. (See the section on Loan Privileges.) If unpaid when due, interest will be added to the



                                     LLSVUL
amount of the loan and bear interest at the same rate. The Policy Owner earns 3.5% interest on the Accumulation Values held in the General Account securing the loans.

EFFECT OF POLICY LOANS. When a loan is made, Accumulation Value equal to the amount of the loan will be transferred from the Investment Options to the General Account as security for the loan. The Accumulation Value transferred will be allocated from the Investment Options according to the instructions you give when you request the loan. The minimum amount which can remain in a Subaccount or the Fixed Account as a result of a loan is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options. In any Policy Year that loan interest is not paid when due, Ameritas will add the interest due to the principal amount of the Policy loan on the next Policy Anniversary. This loan interest due will be transferred from the Investment Options as set out above. No charge will be made for these transfers. A Policy loan will permanently affect the Accumulation Value and may permanently affect the amount of the Death Benefits, even if the loan is repaid. Policy loans will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

Interest earned on amounts held in the General Account will be allocated to the Investment Options on each Policy Anniversary in the same proportion that Net Premiums are being allocated to those Investment Options at the time. Upon repayment of loan amounts, the portion of the repayment allocated in accordance with the repayment of loan provision (see below) will be transferred to increase the Accumulation Value in that Investment Option.

OUTSTANDING POLICY DEBT. The Outstanding Policy Debt equals the total of all Policy loans and accrued interest on Policy loans. If the Outstanding Policy Debt exceeds the Accumulation Value less any Accrued Expense Charges, the Policy Owner must pay the excess. Ameritas will send a notice of the amount which must be paid. If you do not make the required payment within the 61 days after Ameritas sends the notice, the Policy will terminate without value ("lapse"). Should the Policy lapse while Policy loans are outstanding, the portion of the loans attributable to earnings will become taxable. You may lower the risk of a Policy lapsing while loans are outstanding as a result of a reduction in the market value of investments in the Subaccounts by investing in a diversified group of lower risk investment portfolios and/or transferring the funds to the Fixed Account and receiving a guaranteed rate of return. Should you experience a substantial reduction, you may need to lower anticipated withdrawals and loans, repay loans, make additional premium payments, or take other action to avoid Policy lapse. A lapsed Policy may later be reinstated. (See the section on Policy Lapse and Reinstatement.)

REPAYMENT OF LOAN. Unscheduled premiums paid while a Policy loan is outstanding are treated as repayment of the debt only if the Policy Owner so requests. As a loan is repaid, the Accumulation Value in the General Account securing the repaid loan will be allocated among the Subaccounts and the Fixed Account in the same proportion that Net Premiums are being allocated at the time of repayment.

SURRENDERS
At any time while at least one Insured is alive, the Policy Owner may withdraw a portion of the Accumulation Value or Surrender the Policy by sending a written request to Ameritas. The amount available for Surrender is the Net Cash Surrender Value at the end of the Valuation Period when the Surrender request is received at Ameritas' Home Office. There are no surrender charges. Surrenders will generally be paid within seven days of receipt of the written request. (See the section on Postponement of Payments.) SURRENDERS MAY HAVE TAX CONSEQUENCES. Once a Policy is Surrendered, it may not be reinstated. (See the section on Tax Treatment of Policy Proceeds.)

If the Policy is being Surrendered in its entirety, the Policy itself must be returned to Ameritas along with the request. Ameritas will pay the Net Cash Surrender Value. Coverage under the Policy will terminate as of the date of a total Surrender. A Policy Owner may elect to have the amount paid in a lump sum or under a payment option.
(See the section on Payment Options.)

PARTIAL WITHDRAWALS
Partial withdrawals are irrevocable. The amount of a partial withdrawal may not be less than $500. The Net Cash Surrender Value after a partial withdrawal must be at least $1,000 or an amount sufficient to maintain the Policy in force for the remainder of the Policy Year.



                                     LLSVUL
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



The amount paid will be deducted from the Investment Options according to your instructions when you request the withdrawal. However, the minimum amount remaining in a Subaccount as a result of the allocation is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options.

The Death Benefit will be reduced by the amount of any partial withdrawal and may affect the way the Cost of Insurance is calculated and the amount of pure insurance protection under the Policy. (See the sections on Monthly Deduction - Cost of Insurance and Death Benefit Options - Methods of Affecting Insurance Protection.) If Death Benefit option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

A fee which does not exceed the lesser of $50 or 2% of the amount withdrawn is deducted from the Accumulation Value. Currently, the charge is the lesser of $25 or 2% of the amount withdrawn. (See the section on Partial Withdrawal Charge.) Partial withdrawals will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

TRANSFERS
Accumulation Value may be transferred among the Subaccounts of the Separate Account and to the Fixed Account as often as desired. However, you may make only one transfer out of the Fixed Account per Policy Year. We may limit the transfer period to the 30 days following the Policy Anniversary Date. The transfers may be ordered in person, by mail, by telephone or, when available, through our website. The total amount transferred each time must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount or the Fixed Account after a transfer is $100. The first 15 transfers per Policy Year will be permitted free of charge. After that, a transfer charge of $10 may be imposed each additional time amounts are transferred. Currently, no charge is imposed for additional transfers. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. (See the section on Transfer Charge.) Additional restrictions on transfers may be imposed at the fund level. Transfers resulting from Policy loans or exercise of the exchange privilege will not be subject to a transfer charge and will not be counted towards the guaranteed 15 free transfers per Policy Year. Ameritas may at any time revoke or modify the transfer privilege, including the minimum amount transferable.


The transaction cut-off time for receipt by us of Premium Payments and all transactions with respect to Rydex is 2:00 p.m. Central time, or one hour before market close, for days on which the market closes early.


Transfers out of the Fixed Account, unless part of the dollar cost averaging systematic program described below, are limited to one per Policy Year. Transfers out of the Fixed Account are limited to the greater of (1) 25% of the Fixed Account attributable to the Policy; (2) the largest transfer made by the Policy Owner out of the Fixed Account during the last 13 months; or (3) $1,000. This provision is not available while dollar cost averaging from the Fixed Account.

The privilege to initiate transactions by telephone or through our website, when available, will be made available to Policy Owners automatically. Ameritas will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, Ameritas may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Ameritas follows for transactions initiated by telephone include, but are not limited to, requiring the Policy Owner to provide the Policy number at the time of giving transfer instructions; Ameritas' tape recording of all telephone transfer instructions; and Ameritas providing written confirmation of telephone transactions.

When available, procedures for making transfers through our website can be accessed at the Internet address stated in the Ameritas Life Insurance Corp. section of this prospectus.

SYSTEMATIC PROGRAMS
Ameritas may offer systematic programs as discussed below. These programs will be subject to administrative guidelines Ameritas may establish from time to time. Transfers of Accumulation Value made pursuant to these programs will be counted in determining whether any transfer fee may apply. Lower minimum amounts may be



                                     LLSVUL
allowed to transfer as part of a systematic program. No other separate fee is assessed when one of these options is chosen. All other normal transfer restrictions, as described above, also apply.

You can request participation in the available programs when purchasing the Policy or at a later date. You can change the allocation percentage or discontinue any program by sending written notice or calling the Home Office. Other scheduled programs may be made available. Ameritas reserves the right to modify, suspend or terminate such programs at any time. Use of systematic programs may not be advantageous, and does not guarantee success.

     PORTFOLIO  REBALANCING.  Under the Portfolio  Rebalancing  program, you can instruct Ameritas to reallocate the Accumulation Value among the Subaccounts (but not the Fixed Account) on a systematic basis according to your specified allocation instructions.

     DOLLAR COST AVERAGING. Under the Dollar Cost Averaging program, you can instruct Ameritas to automatically transfer, on a systematic basis, a predetermined amount or specified percentage from the Fixed Account or the Vanguard VIF Money Market Subaccount to any other Subaccount(s). Dollar cost averaging is permitted from the Fixed Account if each monthly transfer is no more than 1/36th of the value of the Fixed Account at the time dollar cost averaging is established.

     EARNINGS SWEEP. This program permits systematic redistribution of earnings among Investment Options.

FREE-LOOK PRIVILEGE
You may cancel the Policy within 10 days after you receive it, within 10 days after Ameritas delivers a notice of your right of cancellation, or within 45 days of completing Part I of the application, whichever is later. When allowed by state law, the amount of the refund is the net premiums allocated to the Investment Options, adjusted by investment gains and losses, plus the sum of all charges deducted from premiums paid. Otherwise, the amount of the refund will equal the gross premiums paid. To cancel the Policy, you should mail or deliver it to the selling agent, or to Ameritas at the Home Office. A refund of premiums paid by check may be delayed until the check has cleared your bank. (See the section on Postponement of Payments.)

PAYMENT AND ALLOCATION OF PREMIUMS

ISSUANCE OF A POLICY
Individuals wishing to purchase a Policy must complete an application and submit it to Ameritas' Home Office (5900 "O" Street, P.O. Box 81889, Lincoln, Nebraska 68501). A Policy will generally be issued only to individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85, and both of whom supply satisfactory evidence of insurability to Ameritas. Acceptance is subject to Ameritas' underwriting rules, and Ameritas reserves the right to reject an application for any reason.

The Policy Date is the effective date for all coverage in the original application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Policy Months. The Issue Date is the date that all financial, contractual and administrative requirements have been met and processed for the Policy. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) additional premiums or application amendments are needed. When there are additional requirements before issue (see below) the Policy Date will be the date the Policy is sent for delivery and the Issue Date will be the date the requirements are met.

When all required premiums and application amendments have been received by Ameritas in its Home Office, the Issue Date will be the date the Policy is mailed to you or sent to the agent for delivery to you. When application amendments or additional premiums need to be obtained upon delivery of the Policy, the Issue Date will be when the Policy receipt and federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received and available to Ameritas, and the application amendments are received and reviewed in Ameritas' Home Office. On the Issue Date, your initial Net Premium will be allocated to the Vanguard VIF Money Market Subaccount for 13 days, unless, where available, you have allocated 100% to the Fixed Account. Then, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or Fixed Account according to the instructions in your application.



                                     LLSVUL
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



Where allowed, if you have allocated 100% to the Fixed Account, the Net Premium of the Policy is allocated to the Fixed Account on the Issue Date. In this instance, no further allocation will occur.

Subject to approval, a Policy may be backdated, but the Policy Date may not be more than six months prior to the date of the application. Backdating can be advantageous if a lower Issue Age for either Insured results in lower Cost of Insurance Rates. If a Policy is backdated, the minimum initial premium required will include sufficient premium to cover the backdating period. Monthly deductions will be made for the period the Policy Date is backdated.

Interim conditional insurance coverage may be issued prior to the Policy Date, provided that certain conditions are met, upon the completion of an application and the payment of the required premium at the time of the application. The amount of the interim coverage is limited to $100,000.

PREMIUMS
No insurance will take effect before the initial premium payment is received by Ameritas in federal funds. The initial premium payment must be at least equal to the monthly Minimum Premium times one more than the number of months between the Policy Date and the Issue Date. Subsequent premiums are payable at Ameritas' Home Office. A Policy Owner has flexibility in determining the frequency and amount of premiums. However, unless you have paid sufficient premiums to pay the Monthly Deduction and Percent of Premium Charge for Taxes, the Policy may have a zero Net Cash Surrender Value and lapse. Net Policy Funding, if adequate, may satisfy Minimum Premium and/or Guaranteed Death Benefit Premium requirements. (See the section on Policy Benefits, Purposes of the Policy.)

PLANNED PERIODIC PREMIUMS. At the time the Policy is issued you may determine a Planned Periodic Premium schedule that provides for the payment of level premiums at selected intervals. You may want to consider setting the Planned Periodic Premium no lower than the Guaranteed Death Benefit Premium to assure proper funding of the Guaranteed Death Benefit. You are not required to pay premiums according to this schedule. You have considerable flexibility to alter the amount and frequency of premiums paid. Ameritas reserves the right to limit the number and amount of additional or unscheduled premium payments.

You may also change the frequency and amount of Planned Periodic Premiums by sending a written request to the Home Office, although Ameritas reserves the right to limit any increase. Premium payment notices will be sent annually, semi-annually or quarterly, depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Policy remains in force unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. (See the section on Duration of the Policy.) Unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect, even if Planned Periodic Premiums are paid, the Policy will lapse any time the Net Cash Surrender Value is insufficient to pay the Monthly Deduction, and the Grace Period expires without a sufficient payment. (See the section on Policy Lapse and Reinstatement.)

PREMIUM LIMITS. Ameritas' current minimum premium limit is $45, $15 if paid by automatic bank draft. Ameritas currently has no maximum premium limit, other than the current maximum premium limits established by federal tax laws. Ameritas reserves the right to change any premium limit. In no event may the total of all premiums paid, both planned and unscheduled, exceed the current maximum premium limits established by federal tax laws. (See the section on Tax Status of the Policy.)

If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limits, Ameritas will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the current maximum premium limits allowed by law. Ameritas may require additional evidence of insurability if any premium payment would result in an increase in the Policy's Net Amount at Risk on the date the premium is received.



                                     LLSVUL

PREMIUMS UPON INCREASES IN SPECIFIED AMOUNT. Depending upon the Accumulation Value of the Policy at the time of an increase in the Specified Amount of the Policy and the amount of the increase requested by the Policy Owner, an additional premium payment may be required. Ameritas will notify you of any premium required to fund the increase, which premium must be made in a single payment. The Accumulation Value of the Policy will be immediately increased by the amount of the payment, less the applicable Percent of Premium Charge for Taxes.

ALLOCATION OF PREMIUMS AND ACCUMULATION VALUE
ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Policy Owner allocates Net Premiums to one or more Subaccounts and/or to the Fixed Account. Allocations must be whole number percentages and must total 100%. The allocation of future Net Premiums may be changed without charge by providing proper notification to the Home Office in writing or by telephone. If there is any Outstanding Policy Debt at the time of a payment, Ameritas will treat the payment as a premium payment unless you instruct otherwise by proper written notice.

On the Issue Date, the initial Net Premium will be allocated to the Vanguard VIF Money Market Subaccount for 13 days. Thereafter, the Accumulation Value will be reallocated to the Investment Options you selected. Where allowed, if you have allocated 100% to the Fixed Account, the Net Premium of the Policy is allocated to the Fixed Account on the Issue Date. In this instance, no further allocation will occur. Premium payments received by Ameritas prior to the Issue Date are held in the General Account until the Issue Date and are credited with interest at a rate determined by Ameritas for the period from the date the payment has been converted into federal funds and is available to Ameritas. In no event will interest be credited prior to the Policy Date.

The Accumulation Value of the Subaccounts will vary with the investment performance of these Subaccounts and you, as the Policy Owner, will bear the entire investment risk. This will affect the Policy's Accumulation Value, and may affect the Death Benefit as well. You should periodically review your allocations of premiums and values in light of market conditions and overall financial planning requirements.

POLICY LAPSE AND REINSTATEMENT
LAPSE. Unlike conventional life insurance policies, the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will occur when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period expires without a sufficient payment, unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. The Grace Period is 61 days from the date Ameritas mails a notice that the Grace Period has begun. Ameritas will notify you at the beginning of the Grace Period by mail addressed to your last known address on file with Ameritas.

The notice will specify the premium required to keep the Policy in force. The required premium will equal the lesser of (1) Monthly Deductions plus Percent of Premium charges for the three Policy Months after commencement of the Grace Period, plus projected loan interest that would accrue over that period, or (2) the premium required under the Minimum Benefit or Guaranteed Death Benefit provisions, if applicable, to keep the Policy in effect for three months from the commencement of the Grace Period. Failure to pay the required premium within the Grace Period will result in lapse of the Policy. If the Second Death occurs during the Grace Period, any overdue Monthly Deductions and Outstanding Policy Debt will be deducted from the Death Benefit Proceeds. (See the section on Charges and Deductions.)

REINSTATEMENT. A lapsed Policy may be reinstated any time within three years (five years in Missouri) after the beginning of the Grace Period provided both Insureds are living. We will reinstate your Policy based on the rating classes of the Insureds at the time of the reinstatement.

Reinstatement is subject to the following:
     (1) Evidence of insurability of both Insureds satisfactory to Ameritas (including evidence of insurability of any person covered by a rider to reinstate the rider);
     (2) Any Outstanding Policy Debt on the date of lapse will be reinstated with interest due and accrued;
     (3) The Policy cannot be reinstated if it has been Surrendered for its full Net Cash Surrender Value;
     (4)  The minimum premium required at reinstatement is the greater of:
          (a) the amount necessary to raise the Net Cash Surrender Value as of the date of reinstatement to equal to or greater than zero; or
          (b)  three times the current Monthly Deduction.



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The  amount of Accumulation  Value on the date of reinstatement  will equal:
     (1) The amount of the Net Cash Surrender Value on the date of lapse, increased by
     (2)  The premium paid at reinstatement, less
     (3)  The Percent of Premium Charge for Taxes.

If any Outstanding Policy Debt is reinstated, that debt will be held in Ameritas' General Account. Accumulation Value calculations will then proceed as described under the section on Accumulation Value.

The effective date of reinstatement will be the first Monthly Activity Date on or next following the date of approval by Ameritas of the application for reinstatement.

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate Ameritas for: (1) providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider; (2) administering the Policy and payment of applicable taxes; (3) assuming certain risks in connection with the Policy; and (4) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below.

DEDUCTIONS FROM PREMIUM PAYMENTS

PERCENT OF PREMIUM CHARGE FOR TAXES. A deduction of up to 3% of the premium is made from each premium payment; currently the charge is 3%. The deduction is intended to partially offset the premium taxes imposed by the states and their subdivisions, and to help defray the tax cost due to capitalizing certain Policy acquisition expenses as required under applicable federal tax laws. (See the section on Federal Tax Matters.) Ameritas does not expect to derive a profit from the Percent of Premium Charge for Taxes.


CHARGES FROM ACCUMULATION VALUE
MONTHLY DEDUCTIONS. Charges will be deducted as of the Policy Date and on each Monthly Activity Date thereafter from the Accumulation Value of the Policy to compensate Ameritas for administrative expenses and insurance provided. These charges will be allocated from the Investment Options in accordance with your instructions. If no instructions are given the charges will be allocated pro rata among the Investment Options. Each of these charges is described in more detail below.


ADMINISTRATIVE EXPENSE CHARGE. To compensate Ameritas for the ordinary administrative expenses expected to be incurred in connection with a Policy, the Monthly Deduction may include a level per Policy charge. In addition, for all Specified Amounts there may be a charge of up to $.10 per month per $1000 of Specified Amount, depending on the younger Insured's Issue Age. The current Administrative Expense Charge is $0 per month plus $.10 per month per $1000 of Specified Amount for Issue Ages 20-44, $.08 for Issue Ages 45-54, $.05 for Issue Ages 55-64, and $.00 for Issue Ages 65 and over. At the current time we anticipate that the Administrative Expense Charge will reduce to $.00 in year 6 for all ages. The Administrative Expense Charge may be levied throughout the life of the Policy and is guaranteed not to increase above $9 per month plus a charge per month per $1000 of Specified Amount of $.10 for Issue Ages 20-44, $.08 for Issue Ages 45-64 and $.05 for Issue Ages 65 and over. Ameritas does not expect to make any profit from the Administrative Expense Charge.


COST OF INSURANCE. Because the Cost of Insurance depends upon several variables, the cost for each Policy Month can vary from month to month. Ameritas will determine the monthly Cost of Insurance by multiplying the applicable Cost of Insurance Rate by the Net Amount at Risk for each Policy Month.

COST OF INSURANCE RATE. The Annual Cost of Insurance Rates are based on the Issue Age, sex and risk class of each Insured and the Policy duration. The rates will vary depending upon tobacco use and other risk factors. The rates will be based on Ameritas' expectations of future experience with regard to mortality, interest, persistency, and expenses, but will not exceed the Schedule of Guaranteed Annual Cost of Insurance Rates shown in the Policy. The guaranteed rates for standard rating classes are calculated from the 1980 Commissioners Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables. The guaranteed rates for the table-rated substandard Insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to one or both Insureds to reflect higher mortality risk. Because the Death Benefit is payable at the Second



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



Death only, one-half of each applicable flat extra rating will be added to adjust the Cost of Insurance Rate. Any change in the Cost of Insurance Rates will apply to all Insureds of the same age, sex, risk class and whose Policies have been in effect for the same length of time.

The Cost of Insurance Rates and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a sex-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. The actual charges made during the Policy year will be shown in the annual report delivered to Policy Owners.

RATING CLASS. The rating class of each Insured will affect the Cost of Insurance Rate. Ameritas currently places Insureds into both standard rating classes and substandard rating classes that involve a higher mortality risk. In an otherwise identical Policy, Insureds in the standard rating class will have a lower Cost of Insurance Rate than when either or both Insureds are in a rating class with higher mortality risks.

DAILY CHARGES AGAINST THE SEPARATE ACCOUNT
A daily Mortality and Expense Risk Charge will be deducted from the value of the net assets of the Separate Account to compensate Ameritas for mortality and expense risks assumed in connection with the Policy. This daily charge from the Separate Account is at the rate of 0.001093% (equivalent to an annual rate of 0.40%) for Policy Years 1-15 and 0.000273% (equivalent to an annual rate of 0.10%) thereafter. The daily charge will be deducted from the net asset value of the Separate Account, and therefore the Subaccounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be the applicable daily rate multiplied by the number of days since the last Valuation Date. No Mortality and Expense Risk Charges will be deducted from the amounts in the Fixed Account.

Ameritas believes that this level of charge is within the range of industry practice for comparable survivorship flexible premium variable universal life policies. The mortality risk assumed by Ameritas is that Insureds may live for a shorter time than calculated, and that the aggregate amount of Death Benefits paid will be greater than initially estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policies.

An Asset-Based Administrative Expense Charge will also be deducted from the value of the net assets of the Separate Account on a daily basis. This charge is applied at a rate of 0.000546% (equivalent to 0.20% annually). No Asset-Based Administrative Expense Charge will be deducted from the amounts in the Fixed Account.

There are no Surrender charges.

Policy Owners who choose to allocate Net Premiums to one or more of the Subaccounts will also bear a pro rata share of the management fees and expenses paid by each of the investment portfolios in which the various Subaccounts invest. No such management fees are assessed against Net Premiums allocated to the Fixed Account.
(See the Summary section for the Fund Expense Summary.)

Ameritas may receive administrative fees from the investment advisers of certain Funds. Ameritas currently does not assess a separate charge against the Separate Account or the Fixed Account for any federal, state or local income taxes. Ameritas may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of Ameritas changes.

PARTIAL WITHDRAWAL CHARGE
A charge will be imposed for each partial withdrawal. This charge will compensate Ameritas for the administrative costs of processing the requested payment and in making necessary calculations for any reductions in Specified Amount which may be required because of the partial withdrawal. This charge is currently the lesser of $25 or 2% of the amount withdrawn (guaranteed not to be greater than the lesser of $50 or 2% of the amount withdrawn). No partial withdrawal charge is assessed when a Policy is Surrendered.



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



TRANSFER CHARGE
Currently there is no charge for transfers among the investment options in excess of 15 per Policy Year. A charge of $10 (guaranteed not to increase) for each transfer in excess of 15 may be imposed to compensate Ameritas for the costs of processing the transfer. Since the charge reimburses Ameritas only for the cost of processing the transfer, Ameritas does not expect to make any profit from the transfer charge. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of exchange rights.

GENERAL PROVISIONS

THE CONTRACT. The Policy, the application, any supplemental applications, and any riders, amendments or endorsements make up the entire contract. Only the President, Vice President, Secretary or Assistant Secretary can modify the Policy. Any changes must be made in writing, and approved by Ameritas. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions. The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from Ameritas.

CONTROL OF POLICY. The Policy Owner is as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable Beneficiary and any assignee of record, all rights, options, and privileges belong to the Policy Owner, if living; otherwise to any successor-owner or owners, if living; otherwise to the estate of the last Policy Owner to die.

BENEFICIARY. Policy Owners may name both primary and contingent Beneficiaries in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Second Death, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiary(ies) of the next class; otherwise to the Policy Owner; otherwise to the estate of the Policy Owner.

CHANGE OF BENEFICIARY. The Policy Owner may change the Beneficiary by written request at any time while at least one Insured is alive unless otherwise provided in the previous designation of Beneficiary. The change will take effect as of the date the change is recorded at the Home Office. Ameritas will not be liable for any payment made or action taken before the change is recorded.

CHANGE OF POLICY OWNER OR ASSIGNMENT. In order to change the Policy Owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with Ameritas at its Home Office. Any such assignment is subject to Outstanding Policy Debt. The change will take effect as of the date the change is recorded at the Home Office, and Ameritas will not be liable for any payment made or action taken before the change is recorded. Payment of Death Benefit Proceeds is subject to the rights of any assignee of record. A collateral assignment is not a change of ownership.

PAYMENT OF PROCEEDS. The Death Benefit Proceeds are subject first to any debt to Ameritas and then to the interest of any assignee of record. The balance of any Death Benefit Proceeds shall be paid in one sum to the designated beneficiary unless an Optional Method of Payment is selected. If no Beneficiary survives at the time of the Second Death, the Death Benefit Proceeds shall be paid in one sum to the Policy Owner, if living; otherwise to any successor-owner, if living; otherwise to the Policy Owner's estate. Any proceeds payable upon Surrender shall be paid in one sum unless an Optional Method of Payment is elected.

INCONTESTABILITY. Ameritas cannot contest the Policy or reinstated Policy while at least one Insured is alive after it has been in force for two years from the Policy Date (or reinstatement effective date). After the Policy Date, Ameritas cannot contest an increase in the Specified Amount or addition of a rider while at least one Insured is alive, after such increase or addition has been in force for two years from its effective date. However, this two year provision shall not apply to riders with their own contestability provision. We may require proof prior to the end of the appropriate contestability period that both Insureds are living.



                                     LLSVUL
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



MISSTATEMENT OF AGE AND SEX. If the age or sex of either Insured or any person insured by rider has been misstated, the amount of the Death Benefit and any added riders provided will be those that would be purchased by the most recent deduction for the Cost of Insurance and the cost of any additional riders at the correct age and sex of the Insureds. The Death Benefit Proceeds will be adjusted correspondingly.


SUICIDE. The Policy does not cover suicide within two years of the Policy Date unless otherwise provided by a state's insurance law. If either Insured, while sane or insane, commits suicide within two years after the Policy Date, Ameritas will pay only the premiums received less any partial withdrawals, the cost for riders and any outstanding Policy debt. If either Insured, while sane or insane, commits suicide within two years after the effective date of any increase in the Specified Amount, Ameritas' liability with respect to such increase will only be its total cost of insurance applicable to the increase. The laws of Missouri provide that death by suicide at any time is covered by the Policy, and further that suicide by an insane person may be considered an accidental death.


POSTPONEMENT OF PAYMENTS. Payment of any amount upon Surrender, partial withdrawal, Policy loans, benefits payable at the Second Death, and transfers may be postponed whenever: (1) the New York Stock Exchange ("NYSE") is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Policy Owners; (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or (4) Surrenders, loans or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request. Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policy Owner's bank.

REPORTS AND RECORDS. Ameritas will maintain all records relating to the Separate Account and will mail to the Policy Owner, at the last known address of record, within 30 days after each Policy Anniversary, an annual report which shows the current Accumulation Value, Net Cash Surrender Value, Death Benefit, premiums paid, Outstanding Policy Debt and other information. Quarterly statements are also mailed detailing Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program, or payment made by automatic bank draft or salary reduction arrangement), the Policy Owner may receive confirmation of such transactions in their quarterly statements. The Policy Owner should review the information in these statements carefully. All errors or corrections must be reported to Ameritas immediately to assure proper crediting to the Policy. Ameritas will assume all transactions are accurately reported on quarterly statements unless Ameritas is notified otherwise within 30 days after receipt of the statement. The Policy Owner will also be sent a periodic report for the Funds and a list of the portfolio securities held in each portfolio of the Funds.

ADDITIONAL INSURANCE BENEFITS (RIDERS). Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. All riders are not available in all states. The cost, if any, of additional insurance benefits will be deducted as part of the Monthly Deduction.

       ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (LIVING BENEFIT RIDER). Upon Satisfactory Proof of Death of one Insured, and satisfactory proof of terminal illness of the surviving Insured after the two-year contestable period (no waiting period in certain states), Ameritas will accelerate the payment of up to 50% of the lowest scheduled Death Benefit as provided by eligible coverages, less an amount up to two guideline level premiums.

       Future premium allocations after the payment of the benefit must be allocated to the Fixed Account. Payment will not be made for amounts less than $4,000 or more than $250,000 on all policies issued by Ameritas or its affiliates that provide coverage on the surviving Insured. Ameritas may charge the lesser of 2% of the benefit or $50 as an expense charge to cover the costs of administration.

       Satisfactory proof of terminal illness of the last surviving Insured must include a written statement from a licensed physician who is not related to the Insured or the Policy Owner stating that the Insured has a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in the death



                                     LLSVUL
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



       of the Insured in less than 12 months (6 months in certain states) from the date of the physician's statement. Further, the condition must first be diagnosed while the Policy is in force.

       The accelerated benefit first will be used to repay any Outstanding Policy Debt, and will also affect future loans, partial withdrawals, and Surrenders. The accelerated benefit will be treated as a lien against the Policy Death Benefit and will thus reduce the Death Benefit Proceeds. Interest on the lien will be charged at the Policy loan interest rate. There is no extra premium for this rider.

       ESTATE PROTECTION RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds during the first four Policy Years.

       FIRST-TO-DIE TERM RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of either of the two Insureds.

       SECOND-TO-DIE TERM RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds.

       TERM RIDER FOR COVERED INSURED. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of the rider Insured, as identified. The rider may be purchased on either Insured or on an individual other than the Insureds.

       TOTAL DISABILITY RIDER. This rider provides for the payment by Ameritas of a disability benefit in the form of premiums while the Insured is disabled. The benefit amount may be chosen by the Policy Owner at the issue of the rider. In addition, while the Insured is totally disabled, the Cost of Insurance for the rider will not be deducted from
       Accumulation  Value.  The  rider  may be  purchased  on  either  or  both
       Insureds.

DISTRIBUTION OF THE POLICIES


Ameritas Investment Corp. (AIC), a wholly owned subsidiary of AMAL Corporation (which is majority owned by Ameritas), will act as the principal underwriter of the Policies, pursuant to an Underwriting Agreement between itself and Ameritas. AIC was organized under the laws of the State of Nebraska on December 29, 1983 and is a registered broker-dealer pursuant to the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. In2000, AIC received gross variable universal life compensation of $222,525, and retained $38,490 in underwriting fees, and $33 in brokerage commissions on Ameritas' variable universal life policies.

AIC offers its clients a wide variety of financial products and services and has the ability to execute stock and bond transactions on a number of national exchanges. AIC also serves as principal underwriter for Ameritas' variable annuity, and for variable life and variable annuity products issued by Ameritas Variable Life Insurance Company and First Ameritas Life Insurance Corp. of New York, both of which are affiliates of Ameritas. It also has executed selling agreements with a variety of mutual funds, unit investment trusts and direct participation programs.


There is no premium load to cover sales and distribution expenses. To the extent that sales and distribution expenses are paid, if at all, Ameritas will pay them from its other assets or surplus in its General Account, which include amounts derived from mortality and expense risk charges and other charges made under the Policy.

Policies can be purchased directly from Ameritas through its direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

Policies can be purchased from field representatives who are registered representatives of AIC, or from registered representatives of other registered broker-dealers authorized to sell the policies subject to applicable law. In these situations, AIC or the other broker-dealer may receive compensation in an amount no greater than 15% of the target first year premium paid plus the first year cost of any riders, and 2% of excess first year premium. AIC or the other broker-dealer may pass a portion of this compensation on to the registered representative or the manager of the registered representative.



                                     LLSVUL
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



Upon any subsequent increase in Specified Amount or any subsequent increase in riders, marketing allowances will also be paid based on the amount of the increase in Specified Amount or increase in rider.


Ameritas may reduce or waive the sales charge and/or other charges on any Policy sold to directors, officers or employees of Ameritas or any of its affiliates, employees and registered representatives of any broker-dealer that has entered into a sales agreement with Ameritas or AIC and the spouses or children of the above persons. In no event will any such reduction or waiver be permitted where it would be unfairly discriminatory to any person.


FEDERAL TAX MATTERS

The following discussion provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or cover all situations. This discussion is not intended as tax advice. No attempt has been made to consider in detail any applicable state or other tax laws except premium taxes. (See discussion in the section on Deductions from Premium Payments - Percent of Premium Charge for Taxes.) This discussion is based upon Ameritas' understanding of the relevant laws at the time of filing. Counsel and other competent tax advisors should be consulted for more complete information before a Policy is purchased. Ameritas makes no representation as to the likelihood of the continuation of present federal income tax laws nor of the interpretations by the Internal Revenue Service. Federal tax laws are subject to change and thus tax consequences to the Insureds, Policy Owner or Beneficiary may be altered.


(1)  TAXATION OF AMERITAS.  Ameritas is taxed as a life insurance  company under
     Part I of Subchapter L of the Internal Revenue Code of 1986, as amended from time to time (the "Code"). At this time, since the Separate Account is not a separate entity from Ameritas, and its operations form a part of Ameritas, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of the Separate Account are reinvested and automatically retained as a part of the reserves of the Policy and are taken into account in determining the Death Benefit and Accumulation Value of the Policy. Ameritas believes that the Separate Account net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under the Policy.


     Ameritas does not currently expect to incur any federal income tax liability attributable to the Separate Account with respect to the sale of the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. If, however, Ameritas determines that it may incur such taxes attributable to the Separate Account, it may assess a charge for such taxes against the Separate Account.

     Ameritas may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made). At present, they are not charges against the Separate Account. If there is a material change in state or local tax laws, charges for such taxes attributable to the Separate Account, if any, may be assessed against the Separate Account.

(2) TAX STATUS OF THE POLICY. The Code Section 7702 includes a definition of a life insurance contract for federal tax purposes which places limitations on the amount of premiums that may be paid for the Policy and the relationship of the Accumulation Value to the Death Benefit. While Ameritas believes that the Policy meets the statutory definition of a life insurance contract under Internal Revenue Code Section 7702 and should receive federal income tax treatment consistent with that of a fixed-benefit life insurance policy, the area of tax law relating to the definition of life insurance does not explicitly address all relevant issues (including, for example, certain tax requirements relating to survivorship variable universal life policies). Ameritas reserves the right to make changes to the Policy if deemed appropriate by Ameritas to attempt to assure qualification of the Policy as a life insurance contract. If the Policy were determined not to qualify as life insurance under Code Section 7702, the Policy would not provide the tax advantages normally provided by life insurance. If the Death Benefit of a Policy is changed, the applicable defined limits may change.

     The Code Section 7702A also defines a "modified endowment contract" for federal tax purposes. If a life insurance policy is classified as a modified endowment contract, distributions from it (including loans) are



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



     taxed as ordinary income to the extent of any gain. This Policy will become a "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code.

     Certain benefits the Policy Owner may elect under this Policy may be material changes affecting the 7-pay premium test. These include, but are not limited to, changes in Death Benefits and changes in the Specified Amount. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. Should you deposit excessive premiums during a Policy Year, that portion that is returned by Ameritas within 60 days after the Policy Anniversary Date will reduce the premiums paid to prevent the Policy from becoming a modified endowment contract. All modified endowment policies issued by Ameritas to the same Policy Owner in any 12 month period are treated as one modified endowment contract for purposes of determining taxable gain under
     Section 72(e) of the Internal Revenue Code. Any life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. You should contact a competent tax professional before paying additional premiums or making other changes to the Policy to determine whether such payments or changes would cause the Policy to become a modified endowment contract.

     The Code Section 817(h) also authorizes the Secretary of the Treasury (the "Treasury" to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. If the Policy is not treated as life insurance because it fails the diversification requirements, the Policy Owner is then subject to federal income tax gain in the Policy as it is earned. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in regulations published in the Federal Register on March 2, 1989, which affect how the Fund's assets may be invested.

     While AIC and CAMCO, Ameritas affiliates, are investment advisers to certain of the portfolios, Ameritas does not have control over the Funds or their investments. However, Ameritas believes that the Funds will be operated in compliance with the diversification requirements of the Internal Revenue Code. Thus, Ameritas believes that the Policy will be treated as a life insurance contract for federal tax purposes.

     In connection with the issuance of regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is not clear what these regulations will provide nor whether they will be prospective only. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, Ameritas reserves the right to modify the Policy as necessary to prevent the Policy Owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the Policy for favorable tax treatment.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal tax purposes.

(3) TAX TREATMENT OF POLICY PROCEEDS. Ameritas believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, Ameritas believes that the Death Benefit will generally be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code and the Policy Owner will not be deemed to be in constructive receipt of the Accumulation Value under the Policy until its actual Surrender. However, there are certain exceptions to the general rule that death benefit proceeds are non-taxable. Federal, state and local tax consequences of ownership of or receipt of proceeds under a Policy depends on the circumstances of each Policy Owner and Beneficiary.

     DISTRIBUTIONS FROM POLICIES THAT ARE NOT "MODIFIED ENDOWMENT CONTRACTS." Distributions (while one or both Insureds are still alive) from a Policy that is not a modified endowment contract are generally treated as first a recovery of the investment in the Policy and then only after the return of all such investment, as disbursing taxable income. However, in the case of a decrease in the Death Benefit, a partial withdrawal, a change in Death Benefit option, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued and that results in a cash distribution to the Policy Owner in order for the Policy to



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

     continue complying with the Section 7702 defined limits on premiums and Accumulation Values, such distributions may be taxable in whole or in part as ordinary income to the Policy Owner (to the extent of any gain in the Policy) as prescribed in Section 7702. In addition, upon a complete surrender or lapse of a Policy that is not a "modified endowment contract," if the amount received plus the amount of any outstanding Policy debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income for tax purposes. Investment in the Policy means
     (1) the total amount of any premiums paid for the Policy plus the amount of any loan received under the Policy to the extent the loan is included in gross income of the Policy owner minus (2) the total amount received under the Policy by the Policy Owner that was excludable from gross income, excluding any non-taxable loan received under the Policy.

     Ameritas also believes that loans received under a Policy that is not a "modified endowment contract" will be treated as debt of the Policy Owner and that no part of any loan under a Policy will constitute income to the Policy Owner so long as the Policy remains in force. Should the Policy lapse while Policy loans are outstanding the portion of the loans attributable to earnings will become taxable. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.


     Except for Policies with respect to a limited number of key persons of an employer (both terms are as defined in the Internal Revenue Code), and subject to applicable interest rate caps, the Health Insurance Portability and Accountability Act of 1996 ("HIPAA") generally repealed the deduction for interest paid or accrued after October 13, 1995 on loans from corporate owned life insurance policies on the lives of officers, employees or persons financially interested in the taxpayer's trade or business. Certain transitional rules for existing debt are included in HIPAA. The transitional rules included a phase-out of the deduction for debt incurred
     (1) before January 1, 1996, or (2) before January 1, 1997, for policies entered into in 1994 or 1995. The phase-out of the interest expense deduction occurred over a transition period between October 13, 1995 and January 1, 1999. There is also a special rule for pre-June 21, 1986 policies. The Taxpayer Relief Act of 1997 ("TRA '97"), further expanded the interest deduction disallowance for businesses by providing, with respect to policies issued after June 8, 1997, that no deduction is allowed for interest paid or accrued on any debt with respect to life insurance covering the life of any individual (except as noted above under pre-'97 law with respect to key persons and pre-June 21, 1986 policies). Any material change in a policy (including a material increase in the death benefit) may cause the policy to be treated as a new policy for purposes of the rule. TRA '97 also provides that no deduction is permissible for premiums paid on a life insurance policy if the taxpayer is directly or indirectly a beneficiary under the policy. Also under TRA '97 and subject to certain exceptions, for policies issued after June 8, 1997, no deduction is allowed for that portion of a taxpayer's interest expense that is allocable to unborrowed Policy cash values. This disallowance generally does not apply to policies owned by natural persons. Policy Owners should consult a competent tax advisor concerning the tax implications of these changes for their Policies.

     DISTRIBUTIONS FROM POLICIES THAT ARE "MODIFIED ENDOWMENT CONTRACTS." Should the Policy become a "modified endowment contract" partial withdrawals, full Surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer attaining age 59 1/2. The 10% penalty tax does not apply if the distribution is made because the taxpayer is disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary.


     The right to exchange the Policy for a survivorship flexible premium adjustable life insurance policy (See the section on Exchange Privilege.), the right to change Policy Owners (See the section on General Provisions.), and the provision for partial withdrawals (See the section on Surrenders.) may have tax consequences depending on the circumstances of such exchange, change, or withdrawal. Upon complete Surrender, if the amount received plus any Outstanding Policy Debt exceeds the total premiums paid (the "basis"), that are not treated as previously withdrawn by the Policy Owner, the excess generally will be taxed as ordinary income.

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Death Benefit Proceeds depend on applicable law and the circumstances of each Policy Owner or Beneficiary. In addition, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed



                                     LLSVUL
          by the Internal Revenue Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply. Further, the tax consequences of using the Policy in nonqualified plan arrangements may vary depending on the particular facts and circumstances of the arrangement. The advice of competent counsel should be sought in connection with use of life insurance in a qualified or nonqualified plan.


YOU SHOULD CONSULT A QUALIFIED TAX AND/OR LEGAL ADVISOR TO OBTAIN COMPLETE INFORMATION ON HOW FEDERAL, STATE AND LOCAL TAX CONSIDERATIONS MAY APPLY TO YOUR TAX SITUATION.


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

Ameritas holds the assets of the Separate Account. The assets are kept physically segregated and held separately and apart from the General Account assets, except for the Fixed Account. Ameritas maintains records of all purchases and redemptions of Funds' shares by each of the Subaccounts.

THIRD PARTY SERVICES

Ameritas is aware that certain third parties are offering investment advisory, asset allocation, money management and timing services in connection with the Policies. Ameritas does not engage any such third parties to offer such services of any type. In certain cases, Ameritas has agreed to honor transfer instructions from such services where it has received powers of attorney, in a form acceptable to it, from the Policy Owners participating in the service.
Firms or persons offering such services do so independently from any agency relationship they may have with Ameritas for the sale of Policies. Ameritas takes no responsibility for the investment allocations and transfers transacted on a Policy Owner's behalf by such third parties or any investment allocation recommendations made by such parties. Policy Owners should be aware that fees paid for such services are separate and in addition to fees paid under the Policies.

VOTING RIGHTS

Ameritas is the legal holder of the shares held in the Subaccounts of the Separate Account and as such has the right to vote the shares, to elect Directors of the Funds, and to vote on matters that are required by the Investment Company Act of 1940 and upon any other matter that may be voted upon at a shareholder meeting. To the extent required by law, Ameritas will vote all shares of each of the Funds held in the Separate Account at regular and special shareholder meetings of the Funds according to instructions received from Policy Owners based on the number of shares held as of the record date for such meeting.

The number of Fund shares in a Subaccount for which instructions may be given by a Policy Owner is determined by dividing the Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding portfolio of the Fund. Fractional shares will be counted. Fund shares held in each Subaccount for which no timely instructions from Policy Owners are received and Fund shares held in each Subaccount which do not support Policy Owner interests will be voted by Ameritas in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, Ameritas may elect to vote shares of the Fund in its own right.

DISREGARD OF VOTING INSTRUCTION. Ameritas may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to cause a change in the subclassification or investment objectives or policies of one or more of the Funds' portfolios, or to approve or disapprove an investment adviser or principal underwriter for the Funds. In addition, Ameritas itself may disregard voting instructions that would require changes in the investment objectives or policies of any portfolio or in an investment adviser or principal underwriter for the Funds, if Ameritas reasonably disapproves those changes in accordance with applicable federal regulations. If Ameritas does disregard voting instructions, it will advise Policy Owners of that action and its reasons for the action in the next annual report or proxy statement to Policy Owners.



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



STATE REGULATION OF AMERITAS

Ameritas, a stock life insurance company organized under the laws of Nebraska, is subject to regulation by the Nebraska Department of Insurance. On or before March 1 of each year an NAIC convention blank covering the operations and reporting on the financial condition of Ameritas and the Separate Account as of December 31 of the preceding year must be filed with the Nebraska Department of Insurance. Periodically, the Nebraska Department of Insurance examines the liabilities and reserves of Ameritas and the Separate Account.

In addition, Ameritas is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Policies offered by the prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

EXECUTIVE OFFICERS AND DIRECTORS OF AMERITAS

This list shows name and position(s) with Ameritas followed by the principal occupations for the last five years. Where an individual has held more than one position with an organization during the last 5-year period, the last position held has been given.

LAWRENCE J. ARTH, DIRECTOR, CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER* Chairman and Chief Executive Officer: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company; Director, Chairman of the Board, Chief Executive
Officer: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

KENNETH C. LOUIS, DIRECTOR, PRESIDENT AND CHIEF OPERATING OFFICER*
Executive Vice President: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company; Director, Executive Vice President: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

JAMES P. ABEL, DIRECTOR**
President: NEBCO, Inc.

DUANE W. ACKLIE, DIRECTOR**
Chairman: Crete Carrier Corporation; Director: AMAL Corporation.

HALUK ARITURK, EXECUTIVE VICE PRESIDENT-AMERITAS ACACIA SHARED SERVICES CENTER* Senior Vice President, Operations and Chief Actuary: Acacia Life Insurance
Company;   also  serves  as  officer  and/or  director  of  subsidiaries  and/or affiliates of Acacia Life Insurance Company.

ROBERT C. BARTH, VICE PRESIDENT AND CONTROLLER*
Controller: Ameritas Variable Life Insurance Company.

JAN M. CONNOLLY, SENIOR VICE PRESIDENT - OPERATIONS, PLANNING AND QUALITY* Senior Vice President - Operations, Planning and Quality: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company.

WILLIAM W. COOK, JR., DIRECTOR**
Chairman, Chief Executive Officer: The Beatrice National Bank and Trust Co.

RAYMOND M. GILBERTSON, VICE PRESIDENT - CORPORATE COMPLIANCE*
Vice President, Corporate Compliance: Ameritas Variable Life Insurance Company, also serves as officer of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.




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




WILLIAM R. GIOVANNI, SENIOR VICE PRESIDENT, PRESIDENT AND CHIEF EXECUTIVE OFFICER-AIC*
Also serves as officer and director of an affiliate of Ameritas Life Insurance Corp.; President: FirsTier Securities.

WILLIAM W. LESTER, SENIOR VICE PRESIDENT - INVESTMENTS AND TREASURER*
Treasurer: Ameritas Variable Life Insurance Company; also serves as officer of other subsidiaries of Ameritas Life Insurance Corp.

JOANN M. MARTIN, SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER*
Senior Vice President, Chief Financial Officer and Corporate Treasurer: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company; Director, Vice President and Chief Financial Officer: Ameritas Variable Life Insurance Company; also serves as an officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

BARRY C. RITTER, SENIOR VICE PRESIDENT - INFORMATION SERVICES*

PAUL C. SCHORR, III, DIRECTOR**
President and CEO: ComCor Holding, Inc.; Chairman: Ebco/Commonwealth, Inc.; President, Chief Executive Officer: Fishbach Corp., Commonwealth Companies, Inc.

WILLIAM C. SMITH, DIRECTOR**
Director:  AMAL  Corporation;  President:  William  C.  Smith & Co.;  President,
Chairman, Chief Executive Officer: FirsTier Bank, N.A.; President, Chief Operating Officer, Chairman, Chief Executive Officer: FirsTier Financial, Inc.

DONALD R.  STADING,  SENIOR VICE  PRESIDENT,  SECRETARY  AND  CORPORATE  GENERAL
COUNSEL*
Corporate Secretary and Deputy General Counsel: Ameritas Acacia Mutual Holding Company; and Ameritas Holding Company Secretary and General Counsel: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

RICHARD W. VAUTRAVERS, SENIOR VICE PRESIDENT AND CORPORATE ACTUARY*
Senior Vice President and Corporate Actuary: Ameritas Acacia Mutual Holding Company and Acacia National Life Insurance Company.


*    Principal business address:    Ameritas Life Insurance Corp,
                                    5900 "O" Street,
                                    P.O. Box 81889,
                                    Lincoln, Nebraska 68501.

** Principal address for: James P. Abel, NEBCO, Inc., P.O. Box 80268, Lincoln, Nebraska 68501; Duane W. Acklie, Crete Carrier Corporation, P.O. Box 81228, Lincoln, Nebraska 68501; William W. Cook, Jr., The Beatrice National Bank and Trust Company, P.O. Box 100, Beatrice, Nebraska 68310; Paul C. Schorr, III, ComCor Holding, Inc., 6940 "O" Street, Suite 336, P.O. Box 57310, Lincoln, Nebraska 68505; William C. Smith, William C. Smith & Co., Cornhusker Plaza, Suite 401, 301 So. 13th Street, Lincoln, Nebraska 68508.


LEGAL MATTERS

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and Ameritas' right to issue the Policy under Nebraska Insurance Law, have been passed upon by Donald R. Stading, Senior Vice President, Secretary and Corporate General Counsel.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Ameritas is not involved in any litigation that is of material importance in relation to its ability to meet its obligations under the Policies, or that relates to the Separate Account. AIC is not involved in any litigation that is of material importance in relation to its ability to perform under its underwriting agreement.



                                     LLSVUL
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



EXPERTS


The consolidated financial statements of Ameritas as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the Subaccounts of the Separate Account as of December 31, 2000, and for each of the three years in the period then ended, included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Actuarial matters included in this prospectus have been examined by Russell J Wiltgen Vice President -Individual Product Management of Ameritas Life Insurance Corp., as stated in the opinion filed as an exhibit to the registration statement.


ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, Ameritas and the Policy offered hereby. Statements contained in this prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The financial statements of Ameritas which are included in this prospectus should be considered only as bearing on the ability of Ameritas to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.



                                     LLSVUL
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



INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statement of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL (comprising, respectively, the Money Market Portfolio, Equity Index Portfolio, Equity Income Portfolio, Growth Portfolio, Balanced Portfolio, High-Grade Bond Portfolio, International Portfolio, High Yield Bond Portfolio, and Small Company Growth Portfolio of the Vanguard Variable Insurance Fund; the Balanced Portfolio, Growth Portfolio, Partners portfolio, Limited Maturity Bond Portfolio, Liquid Assets Portfolio (commenced November 15, 1999), Mid-Cap Portfolio (commenced January 13, 2000), and Guardian Portfolio (commenced January 13, 2000) of the Neuberger Berman Advisers Management Trust; the IPT Growth Fund Portfolio, and Small Company growth Portfolio of the Berger Institutional Products Trust; the Nova Portfolio (commenced July 6, 1999), OTC Portfolio (commenced July 6, 1999), Precious Metals portfolio (commenced August 10, 1999), Ursa Portfolio (commenced July 27, 1999), U.S. Government Bond Portfolio (commenced October 6, 1999) and Juno Portfolio (commenced January 10, 2000 and terminated March 29, 2000) of the Rydex Variable Trust; the Small Cap Index Portfolio (commenced January 31,
2000), Equity 500 Index Portfolio (commenced November 29, 1999) of the Deutsche Asset Management; the Social Balanced Portfolio (commenced September 13, 2000), social International Equity Portfolio (commenced June 7, 2000), Social Mid Cap Growth Portfolio (commenced September 13, 2000) of the Calvert Variable Series Inc.; the Ameritas Growth portfolio (commenced August 7, 2000), Ameritas MidCap Growth Portfolio (commenced July 5, 2000), and Ameritas Small Capitalization Portfolio (commenced August 28, 2000) of the Calvert Variable Series, Inc. Ameritas Portfolios; and the Contrafund Portfolio Service Class (commenced
December 7, 2000), Investment Grade Bond Portfolio Initial Class (commenced December 18, 2000), and Mid Cap Portfolio Service Class (commenced September 5,
2000) of the Fidelity Variable Insurance products as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2000, and the results of their operations and changes in net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/Deloitte & Touche LLP

Lincoln, Nebraska
February 9, 2001


                                     F-I-1

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000


ASSETS
INVESTMENTS AT NET ASSET VALUE:

     VANGUARD VARIABLE INSURANCE FUND:
     ---------------------------------
        Money Market Portfolio (Money Market) -
        11,604,405.148 shares at  $1.0000 per share (cost $11,604,406)                           $    11,604,406
        Equity Index Portfolio (Equity Index) -
          503,161.972 shares at $33.9928 per share (cost $14,878,269)                                 17,103,885
        Equity Income Portfolio (Equity Income) -
         216,085.137 shares at $20.5122 per share (cost $4,118,962)                                    4,432,383
        Growth Portfolio (Growth) -
         590,877.113 shares at  $21.0826 per share (cost $15,512,305)                                 12,457,226
        Balanced Portfolio (Balanced) -
         208,412.381 shares at $16.2602 per share (cost $3,521,292)                                    3,388,828
        High-Grade Bond Portfolio (High Grade Bond) -
        173,374.097 shares at  $10.5918 per share (cost $1,874,130)                                    1,836,345
        International Portfolio (International) -
        371,928.430 shares at  $15.1960 per share (cost $5,411,414)                                    5,651,825
        High Yield Bond Portfolio (High Yield Bond) -
        74,041.616 shares at $8.5061 per share (cost $765,614)                                           629,806
        Small Company Growth Portfolio (Small Company Growth) -
        299,165.825  shares at $15.5608 per share (cost $4,169,752)                                    4,655,259
     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
         Balanced Portfolio (Balanced) -
        56,298.467 shares at $17.28  per share (cost $1,020,450)                                         972,838
        Growth Portfolio (Growth)  -
        76,044.406 shares at $30.65 per share (cost $2,554,641)                                        2,330,762
        Partners Portfolio (Partners) -
        222,520.882 shares at  $16.17 per share (cost $3,871,787)                                      3,598,163
        Limited Maturity Bond Portfolio  (Limited Maturity Bond) -
         11,491.927 shares a  $13.19 per share (cost $154,007)                                           151,578
        Liquid Assets Portfolio (Liquid Assets) -
         228,243.580 shares at $1.00 per share (cost $228,244)                                           228,243
        Mid-Cap Portfolio (Mid-Cap) -
         5,025.006 shares at $22.48 per share (cost $125,016)                                            112,962
        Guardian Portfolio (Guardian) -
         9,452.125 shares at $15.93 per share (cost $155,614)                                            150,572
     BERGER INSTITUTIONAL PRODUCTS TRUST:
        IPT Growth Fund Portfolio (Growth) -
        48,538.747 shares at  $15.32 per share (cost $865,919)                                           743,612
        Small Company Growth Portfolio  (Small Company Growth) -
        132,976.288 shares at $21.61 per share (cost $2,948,914)                                       2,873,618



                                     F-I-2



                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000


ASSETS, CONTINUED
      RYDEX VARIABLE TRUST:
          Nova Portfolio  (Nova) -
          59,799.793 shares at $13.89 per share (cost $1,055,367)                                        830,619
          OTC Portfolio (OTC) -
          110,953.518 shares at $22.83 per share (cost $3,690,677)                                     2,533,068
          Precious Metals Portfolio  (Precious Metals) -
          341,871.597 shares at $4.31 per share (cost -$1,377,646)                                     1,473,466
          Ursa Portfolio (Ursa) -
           5,274.040 shares at $6.09 per share (cost $4,431)                                              32,120
          US Government Bond Portfolio (US Government Bond) -
          20,800.496 shares at $11.80 per share (cost $249,205)                                          245,447
      DEUTSHE ASSET MANAGEMENT:
          Small Cap Index Portfolio (Small Cap Index) -
          6,372.152 shares at $11.10 per share (cost $74,852)                                             70,730
          Equity 500 Index Portfolio  (Equity 500 Index) -
          42,152.114 shares at $13.77 per share (cost $623,906)                                          580,433
          EAFE Equity Index Portfolio (EAFE Equity Index) -
          7,560.307 shares at $11.14 per share (cost $92,544)                                             84,222
      CALVERT VARIABLE SERIES, INC.
          Social Balanced Portfolio  (Balanced) -
          59,752.333 shares at $2.002 per share (cost $125,476)                                          119,624
          Social International Equity Portfolio (International Equity) -
          294.424 shares at $19.37 per share (cost $7,147)                                                 5,703
          Social Mid Cap Growth Portfolio  (Mid Cap) -
          2,490.560 shares at $31.03 per share (cost $103,837)                                            77,282
          Social Small Cap Growth Portfolio  (Small Cap) -
          1,628.712 shares at  $13.58 per share (cost $23,195)                                            22,119
      CALVERT VARIABLE SERIES, INC., AMERITAS PORTFOLIOS:
           Ameritas Growth Portfolio (Growth) -
          918.476 shares at $54.86 per share (cost $61,736)                                               50,388
          Ameritas MidCap Growth Portfolio (MidCap)  -
          2,187.152 shares at $34.56 per share (cost $82,588)                                             75,587
          Ameritas Small Capitalization Portfolio (Small Cap) -
          52.152 shares at $40.42 per share (cost $2,720)                                                  2,107
      FIDELITY VARIABLE INSURANCE PRODUCTS:
          Contrafund Portfolio Service Class (Contrafund S-Class) -
            30.515 shares at $23.67 per share (cost $768)                                                    723
          High Income Portfolio Service Class (High Income S-Class) -
            2,756.563 shares at $8.15 per share (cost $21,719)                                            22,466
          Investment Grade Bond Portfolio Initial Class (Investment Grade Bond I-Class) -
            1,968.462 shares at $12.59 per share (cost $24,724)                                           24,783
          Mid Cap Portfolio Service Class  (Mid Cap S-Class) -
            106.088 shares at $20.22 per share (cost $2,122)                                               2,145
                                                                                                          -------
NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                      $ 79,175,343
                                                                                                    ==============




The accompanying notes are an integral part of these financial statements.



                                     F-I-3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                                               VANGUARD
                                                                                         VARIABLE INSURANCE FUND
                                                                                      -----------------------------

                                                                                         MONEY          EQUITY
                                                                         TOTAL           MARKET          INDEX
                                                                      -------------  ---------------  ------------
                               2000
INVESTMENT INCOME:
  Dividend distributions received                                   $   1,532,294  $      724,210   $     187,572
  Mortality and expense risk charge                                       582,520          86,191         126,774
                                                                      -------------  ---------------  ------------
NET INVESTMENT INCOME(LOSS)                                               949,774         638,019          60,798
                                                                      -------------  ---------------  ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                       6,355,884           -----         168,334
  Net change in unrealized appreciation(depreciation)                 (14,122,904)             (2)     (1,989,271)
                                                                      -------------  ---------------  ------------
NET GAIN(LOSS) ON INVESTMENTS                                          (7,767,020)             (2)     (1,820,937)
                                                                      -------------  ---------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $  (6,817,246) $      638,017   $  (1,760,139)
                                                                      =============  ===============  ============


                               1999
INVESTMENT INCOME:
  Dividend distributions received                                   $   1,237,100  $      530,330   $     148,939
  Mortality and expense risk charge                                       393,110          78,492          86,778
                                                                      -------------  ---------------  ------------
NET INVESTMENT INCOME(LOSS)                                               843,990         451,838          62,161
                                                                      -------------  ---------------  ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                       1,086,374           -----         129,342
  Net change in unrealized appreciation(depreciation)                   6,830,638           -----       2,087,028
                                                                      -------------  ---------------  ------------
NET GAIN(LOSS) ON INVESTMENTS                                           7,917,012           -----       2,216,370
                                                                      -------------  ---------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $   8,761,002  $      451,838   $   2,278,531
                                                                      =============  ===============  ============


                               1998
INVESTMENT INCOME:
  Dividend distributions received                                   $     887,746  $      446,322   $      88,442
  Mortality and expense risk charge                                       242,752          62,330          44,946
                                                                      -------------  ---------------  ------------
NET INVESTMENT INCOME(LOSS)                                               644,994         383,992          43,496
                                                                      -------------  ---------------  ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                       1,061,059           -----          31,074
  Net change in unrealized appreciation(depreciation)                   3,364,606           -----       1,422,460
                                                                      -------------  ---------------  ------------
NET GAIN(LOSS) ON INVESTMENTS                                           4,425,665           -----       1,453,534
                                                                      -------------  ---------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $   5,070,659  $      383,992   $   1,497,030
                                                                      =============  ===============  ============







The accompanying notes are an integral part of these financial statements.




                                     F-I-4



                        VANGUARD VARIABLE INSURANCE FUND
----------------------------------------------------------------------------------------------------------------------

                                                                                                           SMALL
       EQUITY                                       HIGH GRADE                         HIGH YIELD         COMPANY
       INCOME          GROWTH        BALANCED          BOND         INTERNATIONAL         BOND            GROWTH
   ----------------  ------------  -------------  ---------------  -----------------  --------------  ----------------

$         113,049  $      41,892 $      129,270 $         91,693 $          77,630  $        63,634 $         34,150
           27,729        105,670         22,958           10,270            42,518            5,055           30,515
   ----------------  ------------  -------------  ---------------  -----------------  --------------  ----------------
           85,320        (63,778)       106,312           81,423            35,112           58,579            3,635
   ----------------  ------------  -------------  ---------------  -----------------  --------------  ----------------


          270,928      2,955,706        172,361            -----           443,137            -----        1,194,154
           45,842     (6,178,301)       (52,606)          55,431          (926,842)         (78,840)        (764,576)
   ----------------  ------------  -------------  ---------------  -----------------  --------------  ----------------
          316,770     (3,222,595)       119,755           55,431          (483,705)         (78,840)         429,578
   ----------------  ------------  -------------  ---------------  -----------------  --------------  ----------------
$         402,090  $  (3,286,373)$      226,067 $        136,854 $        (448,593) $       (20,261)$        433,213
   ================  ============  =============  ===============  =================  ==============  ================



$          89,324  $      53,215 $      139,619 $        100,678 $          55,048  $        61,240 $         10,793
           25,269         67,410         28,606           12,093            29,215            5,343           13,679
   ----------------  ------------  -------------  ---------------  -----------------  --------------  ----------------
           64,055        (14,195)       111,013           88,585            25,833           55,897           (2,886)
   ================  ============  =============  ===============  =================  ==============  ================


           25,767        510,527        176,705            -----           120,581            -----            -----
         (242,393)     1,522,989       (139,022)        (119,221)          823,178          (40,137)       1,111,307
   ----------------  ------------  -------------  ---------------  -----------------  --------------  ----------------
         (216,626)     2,033,516         37,683         (119,221)          943,759          (40,137)       1,111,307
   ----------------  ------------  -------------  ---------------  -----------------  --------------  ----------------
$        (152,571) $   2,019,321 $      148,696 $        (30,636)$         969,592  $        15,760 $      1,108,421
   ================  ============  =============  ===============  =================  ==============  ================




$          62,950  $      32,780 $      116,090 $         40,993 $          43,651  $        33,203 $          6,273
           16,755         34,924         20,046            5,086            20,770            2,934            5,841
   ----------------  ------------  -------------  ---------------  -----------------  --------------  ----------------
           46,195         (2,144)        96,044           35,907            22,881           30,269              432
   ----------------  ------------  -------------  ---------------  -----------------  --------------  ----------------


           14,132        313,459        239,670            2,291             -----              803            1,045
          306,650      1,308,658        (22,651)          12,857           419,205          (19,842)         126,551
   ----------------  ------------  -------------  ---------------  -----------------  --------------  ----------------
          320,782      1,622,117        217,019           15,148           419,205          (19,039)         127,596
   ----------------  ------------  -------------  ---------------  -----------------  --------------  ----------------
$         366,977  $   1,619,973 $      313,063 $         51,055 $         442,086  $        11,230 $        128,028
   ================  ============  =============  ===============  =================  ==============  ================








                                     F-I-5

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                     NEUBERGER BERMAN
                                                                                ADVISERS MANAGEMENT TRUST
                                                                     -------------------------------------------------

                                                                         BALANCED        GROWTH          PARTNERS
                                                                       --------------  ------------  -----------------
                                2000
INVESTMENT INCOME:
  Dividend distributions received                                    $        8,815  $       ----- $          27,793
  Mortality and expense risk charge                                           6,265         17,954            24,842
                                                                       --------------  ------------  -----------------
NET INVESTMENT INCOME(LOSS)                                                   2,550        (17,954)            2,951
                                                                       --------------  ------------  -----------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                            69,803        156,551           591,056
  Net change in unrealized appreciation(depreciation)                      (163,106)      (735,011)         (569,890)
                                                                       --------------  ------------  -----------------
NET GAIN(LOSS) ON INVESTMENTS                                               (93,303)      (578,460)           21,166
                                                                       --------------  ------------  -----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $      (90,753) $    (596,414)$          24,117
                                                                       ==============  ============  =================


                                1999
INVESTMENT INCOME:
  Dividend distributions received                                    $        4,225  $       ----- $          35,509
  Mortality and expense risk charge                                           2,052          7,887            23,344
                                                                       --------------  ------------  -----------------
NET INVESTMENT INCOME(LOSS)                                                   2,173         (7,887)           12,165
                                                                       --------------  ------------  -----------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                             6,259         50,640            61,754
  Net change in unrealized appreciation(depreciation)                       104,554        455,481           124,559
                                                                       --------------  ------------  -----------------
NET GAIN(LOSS) ON INVESTMENTS                                               110,813        506,121           186,313
                                                                       --------------  ------------  -----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $      112,986  $     498,234 $         198,478
                                                                       ==============  ============  =================


                                1998
INVESTMENT INCOME:
  Dividend distributions received                                    $        4,578  $       ----- $           8,593
  Mortality and expense risk charge                                           1,618          5,470            18,794
                                                                       --------------  ------------  -----------------
NET INVESTMENT INCOME(LOSS)                                                   2,960         (5,470)          (10,201)
                                                                       --------------  ------------  -----------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                            32,161        155,681           270,666
  Net change in unrealized appreciation(depreciation)                        (8,769)       (47,951)         (161,651)
                                                                       --------------  ------------  -----------------
NET GAIN(LOSS) ON INVESTMENTS                                                23,392        107,730           109,015
                                                                       --------------  ------------  -----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $       26,352  $     102,260 $          98,814
                                                                       ==============  ============  =================


(1)  Commenced business 11/15/99
(2)  Commenced business 01/31/00



The accompanying notes are an integral part of these financial statements.



                                     F-I-6


                                                                                      BERGER INSTITUTIONAL
               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                                PRODUCTS TRUST
--------------------------------------------------------------------------  ------------------------------------------

       LIMITED                                                                                          SMALL
      MATURITY         LIQUID                                                                          COMPANY
        BOND         ASSETS (1)        MID-CAP (2)        GUARDIAN (2)            GROWTH                GROWTH
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------

 $         6,112  $       11,234  $           -----  $                18  $             -----  $               -----
             891           1,771                669                  989                5,873                 23,316
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------
           5,221           9,463               (669)                (971)              (5,873)               (23,316)
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------


           -----           -----                  1                -----               24,967                 44,732
           2,193           -----            (12,054)              (5,042)            (242,102)              (589,323)
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------
           2,193           -----            (12,053)              (5,042)            (217,135)              (544,591)
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------
 $         7,414  $        9,463  $         (12,722) $            (6,013) $          (223,008) $            (567,907)
    ==============  ==============   ================  ===================  ===================  =====================




 $         6,551  $           43  $           -----  $             -----  $                60  $               -----
             806               8              -----                -----                1,795                  4,176
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------
           5,745              35              -----                -----               (1,735)                (4,176)
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------


           -----           -----              -----                -----                -----                  -----
          (5,201)          -----              -----                -----              112,115                489,553
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------
          (5,201)          -----              -----                -----              112,115                489,553
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------
 $           544  $           35  $           -----  $             -----  $           110,380  $             485,377
    ==============  ==============   ================  ===================  ===================  =====================




 $         3,417  $        -----  $           -----  $             -----  $               294  $                 160
             440           -----              -----                -----                  745                  2,053
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------
           2,977           -----              -----                -----                 (451)                (1,893)
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------


           -----           -----              -----                -----                   77                  -----
            (991)          -----              -----                -----                9,498                 20,582
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------
            (991)          -----              -----                -----                9,575                 20,582
    --------------  --------------   ----------------  -------------------  -------------------  ---------------------
 $         1,986  $        -----  $           -----  $             -----  $             9,124  $              18,689
    ==============  ==============   ================  ===================  ===================  =====================








                                     F-I-7

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                             STATEMENT OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                   RYDEX VARIABLE TRUST
                                                                     -------------------------------------------------

                                                                                                          PRECIOUS
                                                                        NOVA (1)          OTC (1)        METALS (2)
                                                                     ----------------  ---------------  --------------
                              2000
INVESTMENT INCOME:
  Dividend distributions received                                 $          10,000  $        -----   $        -----
  Mortality and expense risk charge                                           7,320          22,969            7,121
                                                                     ----------------  ---------------  --------------
NET INVESTMENT INCOME(LOSS)                                                   2,680         (22,969)          (7,121)
                                                                     ----------------  ---------------  --------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                            76,954         159,387            -----
  Net change in unrealized appreciation(depreciation)                      (285,072)     (1,629,674)          97,155
                                                                     ----------------  ---------------  --------------
NET GAIN(LOSS) ON INVESTMENTS                                              (208,118)     (1,470,287)          97,155
                                                                     ----------------  ---------------  --------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $        (205,438) $   (1,493,256)  $       90,034
                                                                     ================  ===============  ==============


                              1999
INVESTMENT INCOME:
  Dividend distributions received                                 $              48  $        -----   $            1
  Mortality and expense risk charge                                           1,193           1,964               29
                                                                     ----------------  ---------------  --------------
NET INVESTMENT INCOME(LOSS)                                                  (1,145)         (1,964)             (28)
                                                                     ----------------  ---------------  --------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                             3,398             758              284
  Net change in unrealized appreciation(depreciation)                        60,324         472,065           (1,335)
                                                                     ----------------  ---------------  --------------
NET GAIN(LOSS) ON INVESTMENTS                                                63,722         472,823           (1,051)
                                                                     ----------------  ---------------  --------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $          62,577  $      470,859   $       (1,079)
                                                                     ================  ===============  ==============


                              1998
INVESTMENT INCOME:
  Dividend distributions received                                 $           -----  $        -----   $        -----
  Mortality and expense risk charge                                           -----           -----            -----
                                                                     ----------------  ---------------  --------------
NET INVESTMENT INCOME(LOSS)                                                   -----           -----            -----
                                                                     ----------------  ---------------  --------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                             -----           -----            -----
  Net change in unrealized appreciation(depreciation)                         -----           -----            -----
                                                                     ----------------  ---------------  --------------
NET GAIN(LOSS) ON INVESTMENTS                                                 -----           -----            -----
                                                                     ----------------  ---------------  --------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $           -----  $        -----   $        -----
                                                                     ================  ===============  ==============

(1)  Commenced business 07/06/99           (5)  Commenced business 01/10/00
(2)  Commenced business 08/10/99           (6)  Commenced business 01/31/00
(3)  Commenced business 07/27/99           (7)  Commenced business 11/29/99
(4)  Commenced business 10/06/99


The accompanying notes are an integral part of these financial statements.



                                     F-I-8


                 RYDEX VARIABLE TRUST                                       DEUTSHE ASSET MANAGEMENT
--------------------------------------------------------   -----------------------------------------------------------

                             US
                         GOVERNMENT                           SMALL CAP          EQUITY 500           EAFE EQUITY
      URSA (3)            BOND (4)           JUNO (5)         INDEX (6)          INDEX (7)             INDEX (7)
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------

$           1,302   $            1,832      $      -----  $         -----     $              7    $            -----
              519                  406               29              274                 2,573                   254
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------
              783                1,426              (29)            (274)                (2,566)                (254)
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------


            -----                -----            -----              367                   289                 1,405
              956                8,506           (1,929)          (4,121)              (43,793)               (8,328)
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------
              956                8,506           (1,929)          (3,754)              (43,504)               (6,923)
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------
$           1,739   $            9,932   $       (1,958)  $       (4,028)  $           (46,070) $             (7,177)
   ================ =====================   ============   ================  ===================  ====================




$             340    $             944   $        ----- $          -----   $               191  $                  2
            2,800                  165            -----            -----                     6                 -----
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------
           (2,460)                 779            -----            -----                   185                     2
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------


            -----                -----            -----            -----                   358                     1
           26,731              (12,264)           -----            -----                   322                     5
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------
           26,731              (12,264)           -----            -----                   680                     6
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------
$          24,271   $          (11,485)  $        ----- $          -----   $               865  $                  8
   ================ =====================   ============   ================  ===================  ====================




$           -----    $           -----   $        ----- $          -----   $             -----  $              -----
            -----                -----            -----            -----                 -----                 -----
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------
            -----                -----            -----            -----                 -----                 -----
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------


            -----                -----            -----            -----                 -----                 -----
            -----                -----            -----            -----                 -----                 -----
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------
            -----                -----            -----            -----                 -----                 -----
   ---------------- ---------------------   ------------   ----------------  -------------------  --------------------
$           -----    $           -----   $        ----- $          -----   $             -----  $              -----
   ================ =====================   ============   ================  ===================  ====================




                                     F-I-9

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                             STATEMENT OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                               CALVERT VARIABLE SERIES, INC.
                                                               ---------------------------------------------------------------

                                                                                 INTERNATIONAL
                                                                   BALANCED (1)   EQUITY (2)      MID CAP (3)     SMALL CAP (1)
                                                                  -----------------------------  --------------  -------------
                             2000
INVESTMENT INCOME:
  Dividend distributions received                              $        2,054  $        -----  $       -----   $       -----
  Mortality and expense risk charge                                        69              20            151              28
                                                                  -------------  --------------  --------------  -------------
NET INVESTMENT INCOME(LOSS)                                             1,985             (20)          (151)            (28)
                                                                  -------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                       3,626             501         18,842             827
  Net change in unrealized appreciation(depreciation)                  (5,852)         (1,444)       (26,555)         (1,077)
                                                                  -------------  --------------  --------------  -------------
NET GAIN(LOSS) ON INVESTMENTS                                          (2,226)           (943)        (7,713)           (250)
                                                                  -------------  --------------  --------------  -------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $         (241) $         (963) $      (7,864)  $        (278)
                                                                  =============  ==============  ==============  =============


                             1999
INVESTMENT INCOME:
  Dividend distributions received                              $        -----  $        -----  $       -----   $       -----
  Mortality and expense risk charge                                     -----           -----          -----           -----
                                                                  -------------  --------------  --------------  -------------
NET INVESTMENT INCOME(LOSS)                                             -----           -----          -----           -----
                                                                  -------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                       -----           -----          -----           -----
  Net change in unrealized appreciation(depreciation)                   -----           -----          -----           -----
                                                                  -------------  --------------  --------------  -------------
NET GAIN(LOSS) ON INVESTMENTS                                           -----           -----          -----           -----
                                                                  -------------  --------------  --------------  -------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $        -----  $        -----  $       -----   $       -----
                                                                  =============  ==============  ==============  =============


                             1998
INVESTMENT INCOME:
  Dividend distributions received                              $        -----  $        -----  $       -----   $       -----
  Mortality and expense risk charge                                     -----           -----          -----           -----
                                                                  -------------  --------------  --------------  -------------
NET INVESTMENT INCOME(LOSS)                                             -----           -----          -----           -----
                                                                  -------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                       -----           -----          -----           -----
  Net change in unrealized appreciation(depreciation)                   -----           -----          -----           -----
                                                                  -------------  --------------  --------------  -------------
NET GAIN(LOSS) ON INVESTMENTS                                           -----           -----          -----           -----
                                                                  -------------  --------------  --------------  -------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $        -----  $        -----  $       -----   $       -----
                                                                  =============  ==============  ==============  =============


(1)  Commenced business 09/13/00        (6)  Commenced business 08/28/00
(2)  Commenced business 06/07/00        (7)  Commenced business 09/25/00
(3)  Commenced business 07/24/00        (8)  Commenced business 12/07/00
(4)  Commenced business 08/07/00        (9)  Commenced business 12/18/00
(5)  Commenced business 07/05/00        (10) Commenced business 09/05/00

The accompanying notes are an integral part of these financial statements.



                                     F-I-10



    CALVERT VARIABLE SERIES, INC. AMERITAS PORTFOLIOS                   FIDELITY VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------  -----------------------------------------------------------------
                                                                                HIGH        INVESTMENT
                                           SMALL           CONTRAFUND          INCOME       GRADE BOND        MID CAP
     GROWTH (4)       MIDCAP (5)          CAP (6)          S-CLASS (7)      S-CLASS (8)     I-CLASS (9)     S-CLASS (10)
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------

$             20  $         -----  $            -----  $          -----  $         ----- $        ----- $             7
             197              307                   8                 1               12              7               5
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------
            (177)            (307)                 (8)               (1)             (12)            (7)              2
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------


           -----            1,942                  14             -----            -----          -----           -----
         (11,348)          (7,000)               (612)              (45)             747             59              23
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------
         (11,348)          (5,058)               (598)              (45)             747             59              23
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------
$        (11,525) $        (5,365) $             (606) $            (46) $           735 $           52 $            25
   ===============  ===============  ==================  ================   =============   ============   ===============




$          -----  $         -----  $            -----  $          -----  $         ----- $        ----- $         -----
           -----            -----               -----             -----            -----          -----           -----
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------
           -----            -----               -----             -----            -----          -----           -----
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------


           -----            -----               -----             -----            -----          -----           -----
           -----            -----               -----             -----            -----          -----           -----
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------
           -----            -----               -----             -----            -----          -----           -----
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------
$          -----  $         -----  $            -----  $          -----  $         ----- $        ----- $         -----
   ===============  ===============  ==================  ================   =============   ============   ===============



$          -----  $         -----  $            -----  $          -----  $         ----- $        ----- $         -----
           -----            -----               -----             -----            -----          -----           -----
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------
           -----            -----               -----             -----            -----          -----           -----
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------


           -----            -----               -----             -----            -----          -----           -----
           -----            -----               -----             -----            -----          -----           -----
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------
           -----            -----               -----             -----            -----          -----           -----
   ---------------  ---------------  ------------------  ----------------   -------------   ------------   ---------------
$          -----  $         -----  $            -----  $          -----  $         ----- $        ----- $         -----
   ===============  ===============  ==================  ================   =============   ============   ===============






                                     F-I-11

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                                        VANGUARD
                                                                                                VARIABLE INSURANCE FUND
                                                                                          -------------------------------------


                                                                                              MONEY              EQUITY
                                                                            TOTAL             MARKET             INDEX
                                                                       ----------------  -----------------  -----------------
                                2000
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                        $        949,774  $         638,019  $          60,798
  Net realized gain distributions                                           6,355,884              -----            168,334
  Net change in unrealized appreciation(depreciation)                     (14,122,904)                (2)        (1,989,271)
                                                                       ----------------  -----------------  -----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (6,817,246)           638,017         (1,760,139)
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                       18,408,300             58,164          2,998,994
                                                                       ----------------  -----------------  -----------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                     11,591,054            696,181          1,238,855
NET ASSETS AT JANUARY 1, 2000                                              67,584,289         10,908,225         15,865,030
                                                                       ----------------  -----------------  -----------------
NET ASSETS AT DECEMBER 31, 2000                                      $     79,175,343  $      11,604,406  $      17,103,885
                                                                       ================  =================  =================


                                1999
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                        $        843,990  $         451,838  $          62,161
  Net realized gain distributions                                           1,086,374              -----            129,342
  Net change in unrealized appreciation(depreciation)                       6,830,638              -----          2,087,028
                                                                       ----------------  -----------------  -----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              8,761,002            451,838          2,278,531
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                       16,303,693            672,661          5,466,260
                                                                       ----------------  -----------------  -----------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                     25,064,695          1,124,499          7,744,791
NET ASSETS AT JANUARY 1, 1999                                              42,519,594          9,783,726          8,120,239
                                                                       ----------------  -----------------  -----------------
NET ASSETS AT DECEMBER 31, 1999                                      $     67,584,289  $      10,908,225  $      15,865,030
                                                                       ================  =================  =================


                                1998
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                        $        644,994  $         383,992  $          43,496
  Net realized gain distributions                                           1,061,059              -----             31,074
  Net change in unrealized appreciation(depreciation)                       3,364,606              -----          1,422,460
                                                                       ----------------  -----------------  -----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              5,070,659            383,992          1,497,030
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                       13,120,915          2,181,465          2,541,249
                                                                       ----------------  -----------------  -----------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                     18,191,574          2,565,457          4,038,279
NET ASSETS AT JANUARY 1, 1998                                              24,328,020          7,218,269          4,081,960
                                                                       ----------------  -----------------  -----------------
NET ASSETS AT DECEMBER 31, 1998                                      $     42,519,594  $       9,783,726  $       8,120,239
                                                                       ================  =================  =================








The accompanying notes are an integral part of these financial statements.



                                     F-I-12


                                              VANGUARD VARIABLE INSURANCE FUND
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  SMALL
        EQUITY                                             HIGH GRADE                        HIGH YIELD          COMPANY
        INCOME             GROWTH          BALANCED           BOND        INTERNATIONAL         BOND             GROWTH
   -----------------   ---------------  ---------------  ---------------  ---------------  ----------------  ----------------

$            85,320  $       (63,778) $        106,312 $         81,423 $         35,112 $          58,579 $           3,635
            270,928         2,955,706          172,361            -----          443,137             -----         1,194,154
             45,842       (6,178,301)         (52,606)           55,431        (926,842)          (78,840)         (764,576)
   -----------------   ---------------  ---------------  ---------------  ---------------  ----------------  ----------------
            402,090       (3,286,373)          226,067          136,854        (448,593)          (20,261)           433,213
            463,904         3,032,109        (772,723)          338,083        1,048,845          (41,329)         1,184,028
   -----------------   ---------------  ---------------  ---------------  ---------------  ----------------  ----------------
            865,994         (254,264)        (546,656)          474,937          600,252          (61,590)         1,617,241
          3,566,389        12,711,490        3,935,484        1,361,408        5,051,573           691,396         3,038,018
   -----------------   ---------------  ---------------  ---------------  ---------------  ----------------  ----------------
$         4,432,383  $     12,457,226 $      3,388,828 $      1,836,345 $      5,651,825 $         629,806 $       4,655,259
   =================   ===============  ===============  ===============  ===============  ================  ================




$            64,055 $        (14,195) $        111,013 $         88,585 $         25,833 $          55,897 $         (2,886)
             25,767           510,527          176,705            -----          120,581             -----             -----
          (242,393)         1,522,989        (139,022)        (119,221)          823,178          (40,137)         1,111,307
   -----------------   ---------------  ---------------  ---------------  ---------------  ----------------  ----------------
          (152,571)         2,019,321          148,696         (30,636)          969,592            15,760         1,108,421
            693,551         3,913,696          181,062          515,801          566,065           128,017           484,023
   -----------------   ---------------  ---------------  ---------------  ---------------  ----------------  ----------------
            540,980         5,933,017          329,758          485,165        1,535,657           143,777         1,592,444
          3,025,409         6,778,473        3,605,726          876,243        3,515,916           547,619         1,445,574
   -----------------   ---------------  ---------------  ---------------  ---------------  ----------------  ----------------
$         3,566,389 $      12,711,490 $      3,935,484 $      1,361,408 $      5,051,573 $         691,396 $       3,038,018
   =================   ===============  ===============  ===============  ===============  ================  ================




$            46,195  $        (2,144) $         96,044 $         35,907 $         22,881 $          30,269 $             432
             14,132           313,459          239,670            2,291            -----               803             1,045
            306,650         1,308,658         (22,651)           12,857          419,205          (19,842)           126,551
   -----------------   ---------------  ---------------  ---------------  ---------------  ----------------  ----------------
            366,977         1,619,973          313,063           51,055          442,086            11,230           128,028
          1,133,653         1,946,946        1,254,873          331,358        1,023,332           305,742           940,675
   -----------------   ---------------  ---------------  ---------------  ---------------  ----------------  ----------------
          1,500,630         3,566,919        1,567,936          382,413        1,465,418           316,972         1,068,703
          1,524,779         3,211,554        2,037,790          493,830        2,050,498           230,647           376,871
   -----------------   ---------------  ---------------  ---------------  ---------------  ----------------  ----------------
$         3,025,409  $      6,778,473 $      3,605,726 $        876,243 $      3,515,916 $         547,619 $       1,445,574
   =================   ===============  ===============  ===============  ===============  ================  ================












                                     F-I-13

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                         NEUBERGER BERMAN
                                                                                     ADVISERS MANAGEMENT TRUST
                                                                     ----------------------------------------------------------

                                                                            BALANCED            GROWTH            PARTNERS
                                                                       -------------------  ----------------  -----------------
                                2000
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                        $            2,550   $        (17,954) $            2,951
  Net realized gain distributions                                                69,803            156,551             591,056
  Net change in unrealized appreciation(depreciation)                          (163,106)          (735,011)           (569,890)
                                                                       -------------------  ----------------  -----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  (90,753)          (596,414)             24,117
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                            571,801          1,419,695             148,687
                                                                       -------------------  ----------------  -----------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                          481,048            823,281             172,804
NET ASSETS AT JANUARY 1, 2000                                                   491,790          1,507,481           3,425,359
                                                                       -------------------  ----------------  -----------------
NET ASSETS AT DECEMBER 31, 2000                                      $          972,838   $      2,330,762  $        3,598,163
                                                                       ===================  ================  =================


                                1999
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                        $            2,173   $         (7,887) $           12,165
  Net realized gain distributions                                                 6,259             50,640              61,754
  Net change in unrealized appreciation(depreciation)                           104,554            455,481             124,559
                                                                       -------------------  ----------------  -----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  112,986            498,234             198,478
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                            139,558             54,404             231,435
                                                                       -------------------  ----------------  -----------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                          252,544            552,638             429,913
NET ASSETS AT JANUARY 1, 1999                                                   239,246            954,843           2,995,446
                                                                       -------------------  ----------------  -----------------
NET ASSETS AT DECEMBER 31, 1999                                      $          491,790   $      1,507,481  $        3,425,359
                                                                       ===================  ================  =================


                                1998
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                        $            2,960   $         (5,470) $          (10,201)
  Net realized gain distributions                                                32,161            155,681             270,666
  Net change in unrealized appreciation(depreciation)                            (8,769)           (47,951)           (161,651)
                                                                       -------------------  ----------------  -----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   26,352            102,260              98,814
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                             26,914            185,812             935,607
                                                                       -------------------  ----------------  -----------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                           53,266            288,072           1,034,421
NET ASSETS AT JANUARY 1, 1998                                                   185,980            666,771           1,961,025
                                                                       -------------------  ----------------  -----------------
NET ASSETS AT DECEMBER 31, 1998                                      $          239,246   $        954,843  $        2,995,446
                                                                       ===================  ================  =================


(1)  Commenced business 11/15/99
(2)  Commenced business 01/31/00




The accompanying notes are an integral part of these financial statements.



                                     F-I-14


                                                                                     BERGER INSTITUTIONAL
               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                               PRODUCTS TRUST
-------------------------------------------------------------------------   ---------------------------------------

      LIMITED                                                                                         SMALL
      MATURITY            LIQUID                                                                     COMPANY
        BOND            ASSETS (1)        MID-CAP (2)     GUARDIAN (2)           GROWTH              GROWTH
   ---------------   ------------------   -------------  ----------------   -----------------  --------------------

$          5,221  $            9,463   $         (669) $           (971)  $          (5,873) $            (23,316)
           -----               -----                1             -----              24,967                44,732
           2,193               -----          (12,054)           (5,042)           (242,102)             (589,323)
   ---------------   ------------------   -------------  ----------------   -----------------  --------------------
           7,414               9,463          (12,722)           (6,013)           (223,008)             (567,907)
          53,473             218,780          125,684           156,585             581,368             2,139,293
   ---------------   ------------------   -------------  ----------------   -----------------  --------------------
          60,887             228,243          112,962           150,572             358,360             1,571,386
          90,691               -----            -----             -----             385,252             1,302,232
   ---------------   ------------------   -------------  ----------------   -----------------  --------------------
$        151,578  $          228,243   $      112,962  $        150,572   $         743,612  $          2,873,618
   ===============   ==================   =============  ================   =================  ====================




$          5,745  $               35   $        -----  $          -----   $          (1,735) $             (4,176)
           -----               -----            -----             -----               -----                 -----
          (5,201)              -----            -----             -----             112,115               489,553
   ---------------   ------------------   -------------  ----------------   -----------------  --------------------
             544                  35            -----             -----             110,380               485,377
          35,066                 (35)           -----             -----             101,163               414,511
   ---------------   ------------------   -------------  ----------------   -----------------  --------------------
          35,610               -----            -----             -----             211,543               899,888
          55,081               -----            -----             -----             173,709               402,344
   ---------------   ------------------   -------------  ----------------   -----------------  --------------------
$         90,691  $            -----   $        -----  $          -----   $         385,252  $          1,302,232
   ===============   ==================   =============  ================   =================  ====================




$          2,977  $            -----   $        -----  $          -----   $            (451) $             (1,893)
           -----               -----            -----             -----                  77                 -----
            (991)              -----            -----             -----               9,498                20,582
   ---------------   ------------------   -------------  ----------------   -----------------  --------------------
           1,986               -----            -----             -----               9,124                18,689
          (7,496)              -----            -----             -----             144,794               175,991
   ---------------   ------------------   -------------  ----------------   -----------------  --------------------
          (5,510)              -----            -----             -----             153,918               194,680
          60,591               -----            -----             -----              19,791               207,664
   ---------------   ------------------   -------------  ----------------   -----------------  --------------------
$         55,081  $            -----   $        -----  $          -----   $         173,709  $            402,344
   ===============   ==================   =============  ================   =================  ====================











                                     F-I-15

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                                     RYDEX VARIABLE TRUST
                                                                           -----------------------------------------

                                                                                                        PRECIOUS
                                                                            NOVA (1)      OTC (1)      METALS (2)
                                                                           -----------  ------------ ---------------
                                  2000
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                            $      2,680 $     (22,969)  $      (7,121)
  Net realized gain distributions                                              76,954       159,387           -----
  Net change in unrealized appreciation(depreciation)                       (285,072)    (1,629,674)         97,155
                                                                           -----------  ------------ ---------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (205,438)    (1,493,256)         90,034
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                         (83,027)     1,964,220       1,383,432
                                                                           -----------  ------------ ---------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                      (288,465)       470,964       1,473,466
NET ASSETS AT JANUARY 1, 2000                                               1,119,084     2,062,104           -----
                                                                           -----------  ------------ ---------------
NET ASSETS AT DECEMBER 31, 2000                                          $    830,619 $   2,533,068   $   1,473,466
                                                                           ===========  ============ ===============


                                  1999
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                            $     (1,145)$      (1,964)  $         (28)
  Net realized gain distributions                                               3,398           758             284
  Net change in unrealized appreciation(depreciation)                          60,324       472,065          (1,335)
                                                                           -----------  ------------ ---------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 62,577       470,859          (1,079)
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                        1,056,507     1,591,245           1,079
                                                                           -----------  ------------ ---------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                      1,119,084     2,062,104           -----
NET ASSETS AT JANUARY 1, 1999                                                   -----         -----           -----
                                                                           -----------  ------------ ---------------
NET ASSETS AT DECEMBER 31, 1999                                          $  1,119,084 $   2,062,104   $       -----
                                                                           ===========  ============ ===============


                                  1998
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                            $      -----    $    -----       $   -----
  Net realized gain distributions                                               -----         -----           -----
  Net change in unrealized appreciation(depreciation)                           -----         -----           -----
                                                                           ------------  --------------  ---------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  -----         -----           -----
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                            -----         -----       $   -----
                                                                           ------------  --------------  ---------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                          -----         -----           -----
NET ASSETS AT JANUARY 1, 1998                                                   -----         -----           -----
                                                                           ------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 1998                                          $      -----    $    -----       $   -----
                                                                           ============  ==============  ===============

(1)  Commenced business 07/06/99        (5)  Commenced business 01/10/00
(2)  Commenced business 08/10/99        (6)  Commenced business 01/31/00
(3)  Commenced business 07/27/99        (7)  Commenced business 11/29/99
(4)  Commenced business 10/06/99



The accompanying notes are an integral part of these financial statements.



                                     F-I-16


            RYDEX VARIABLE TRUST                               DEUTSHE ASSET MANAGEMENT
----------------------------------------------   -----------------------------------------------------

                     US
                 GOVERNMENT                       SMALL CAP        EQUITY 500         EAFE EQUITY
    URSA (3)      BOND (4)         JUNO (5)       INDEX (6)        INDEX (7)           INDEX (7)
   -----------  -------------    -------------   -------------  -----------------  -------------------

$        783  $       1,426   $          (29) $         (274) $         (2,566)  $              (254)
       -----          -----            -----             367               289                 1,405
         956          8,506           (1,929)         (4,121)          (43,793)               (8,328)
   -----------  -------------    -------------   -------------  -----------------  -------------------
       1,739          9,932           (1,958)         (4,028)          (46,070)               (7,177)
     (27,351)       235,515            1,958          74,758           613,163                91,188
   -----------  -------------    -------------   -------------  -----------------  -------------------
     (25,612)       245,447            -----          70,730           567,093                84,011
      57,732          -----            -----           -----            13,340                   211
   -----------  -------------    -------------   -------------  -----------------  -------------------
$     32,120  $     245,447   $        -----  $       70,730  $        580,433   $            84,222
   ===========  =============    =============   =============  =================  ===================




$     (2,460) $         779   $        -----  $        -----  $            185   $                 2
       -----          -----            -----           -----               358                     1
      26,731        (12,264)           -----           -----               322                     5
   -----------  -------------    -------------   -------------  -----------------  -------------------
      24,271        (11,485)           -----           -----               865                     8
      33,461         11,485            -----           -----            12,475                   203
   -----------  -------------    -------------   -------------  -----------------  -------------------
      57,732          -----            -----           -----            13,340                   211
       -----          -----            -----           -----             -----                 -----
   -----------  -------------    -------------   -------------  -----------------  -------------------
$     57,732  $       -----   $        -----  $        -----  $         13,340   $               211
   ===========  =============    =============   =============  =================  ===================




$      -----  $       -----   $        -----  $        -----  $          -----   $             -----
       -----          -----            -----           -----             -----                 -----
       -----          -----            -----           -----             -----                 -----
   -----------  -------------    -------------   -------------  -----------------  -------------------
       -----          -----            -----           -----             -----                 -----
       -----          -----            -----           -----             -----                 -----
   -----------  -------------    -------------   -------------  -----------------  -------------------
       -----          -----            -----           -----             -----                 -----
       -----          -----            -----           -----             -----                 -----
   -----------  -------------    -------------   -------------  -----------------  -------------------
$      -----  $       -----   $        -----  $        -----  $          -----   $             -----
   ===========  =============    =============   =============  =================  ===================






                                     F-I-17

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                  CALVERT VARIABLE SERIES, INC.
                                                                ------------------------------------------------------------------

                                                                                    INTERNATIONAL
                                                                                                                      SMALL CAP
                                                                   BALANCED (1)       EQUITY (2)      MID CAP (3)        (1)
                                                                  ----------------  ---------------  --------------  -------------
                             2000
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                   $         1,985   $           (20) $        (151)  $         (28)
  Net realized gain distributions                                         3,626               501         18,842             827
  Net change in unrealized appreciation(depreciation)                    (5,852)           (1,444)       (26,555)         (1,077)
                                                                  ----------------  ---------------  --------------  -------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (241)             (963)        (7,864)           (278)
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                    119,865             6,666         85,146          22,397
                                                                  ----------------  ---------------  --------------  -------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                  119,624             5,703         77,282          22,119
NET ASSETS AT JANUARY 1, 2000                                             -----             -----          -----           -----
                                                                  ----------------  ---------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2000                                 $       119,624   $         5,703  $      77,282   $      22,119
                                                                  ================  ===============  ==============  =============


                             1999
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:               $         -----   $         -----  $       -----   $       -----
  Net Investment income(loss)                                             -----             -----          -----           -----
  Net realized gain distributions                                         -----             -----          -----           -----
                                                                  ----------------  ---------------  --------------  -------------
  Net change in unrealized appreciation(depreciation)                     -----             -----          -----           -----
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            -----             -----          -----           -----
                                                                  ----------------  ---------------  --------------  -------------
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                      -----             -----          -----           -----
TOTAL INCREASE(DECREASE) IN NET ASSETS                                    -----             -----          -----           -----
                                                                  ----------------  ---------------  --------------  -------------
NET ASSETS AT JANUARY 1, 1999                                   $         -----   $         -----  $       -----   $       -----
                                                                  ================  ===============  ==============  =============
NET ASSETS AT DECEMBER 31, 1999


                             1998
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                   $         -----   $         -----  $       -----   $       -----
  Net realized gain distributions                                         -----             -----          -----           -----
  Net change in unrealized appreciation(depreciation)                     -----             -----          -----           -----
                                                                  ----------------  ---------------  --------------  -------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            -----             -----          -----           -----
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                      -----             -----          -----           -----
                                                                  ----------------  ---------------  --------------  -------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                    -----             -----          -----           -----
NET ASSETS AT JANUARY 1, 1998                                             -----             -----          -----           -----
                                                                  ----------------  ---------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 1998                                 $         -----   $         -----  $       -----   $       -----
                                                                  ================  ===============  ==============  =============

(1)  Commenced business 09/13/00          (6)  Commenced business 08/28/00
(2)  Commenced business 06/07/00          (7)  Commenced business 09/25/00
(3)  Commenced business 07/24/00          (8)  Commenced business 12/07/00
(4)  Commenced business 08/07/00          (9)  Commenced business 12/18/00
(5)  Commenced business 07/05/00          (10) Commenced business 09/05/00


The accompanying notes are an integral part of these financial statements.



                                     F-I-18


    CALVERT VARIABLE SERIES, INC. AMERITAS PORTFOLIOS                      FIDELITY VARIABLE INSURANCE PRODUCTS
----------------------------------------------------------   ----------------------------------------------------------------

                                                                                  HIGH          INVESTMENT
                                               SMALL          CONTRAFUND         INCOME         GRADE BOND        MID CAP
      GROWTH (4)          MIDCAP (5)          CAP (6)         S-CLASS (7)     S-CLASS (8)       I-CLASS (9)     S-CLASS (10)
    ----------------   -----------------   ---------------   --------------  ---------------   --------------   -------------

 $            (177) $             (307) $             (8) $           (1)  $          (12)  $            (7) $            2
             -----               1,942                14           -----            -----             -----           -----
           (11,348)             (7,000)             (612)            (45)             747                59              23
    ----------------   -----------------   ---------------   --------------  ---------------   --------------   -------------
           (11,525)             (5,365)             (606)            (46)             735                52              25
            61,913              80,952             2,713             769           21,731            24,731           2,120
    ----------------   -----------------   ---------------   --------------  ---------------   --------------   -------------
            50,388              75,587             2,107             723           22,466            24,783           2,145
             -----               -----             -----           -----            -----             -----           -----
    ----------------   -----------------   ---------------   --------------  ---------------   --------------   -------------
 $          50,388  $           75,587  $          2,107  $          723   $       22,466   $        24,783  $        2,145
    ================   =================   ===============   ==============  ===============   ==============   =============



 $           -----  $            -----  $          -----  $        -----   $        -----   $         -----  $        -----
             -----               -----             -----           -----            -----             -----           -----
             -----               -----             -----           -----            -----             -----           -----
    ----------------   -----------------   ---------------   --------------  ---------------   --------------   -------------
             -----               -----             -----           -----            -----             -----           -----
             -----               -----             -----           -----            -----             -----           -----
    ----------------   -----------------   ---------------   --------------  ---------------   --------------   -------------
             -----               -----             -----           -----            -----             -----           -----
             -----               -----             -----           -----            -----             -----           -----
    ----------------   -----------------   ---------------   --------------  ---------------   --------------   -------------
 $           -----  $            -----  $          -----  $        -----   $        -----   $         -----  $        -----
    ================   =================   ===============   ==============  ===============   ==============   =============





 $           -----  $            -----  $          -----  $        -----   $        -----   $         -----  $        -----
             -----               -----             -----           -----            -----             -----           -----
             -----               -----             -----           -----            -----             -----           -----
    ----------------   -----------------   ---------------   --------------  ---------------   --------------   -------------
             -----               -----             -----           -----            -----             -----           -----
             -----               -----             -----           -----            -----             -----           -----
    ----------------   -----------------   ---------------   --------------  ---------------   --------------   -------------
             -----               -----             -----           -----            -----             -----           -----
             -----               -----             -----           -----            -----             -----           -----
    ----------------   -----------------   ---------------   --------------  ---------------   --------------   -------------
 $           -----  $            -----  $          -----  $        -----   $        -----   $         -----  $        -----
    ================   =================   ===============   ==============  ===============   ==============   =============





                                     F-I-19

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Ameritas Life Insurance Corp. Separate Account LLVL (the Account) was established under Nebraska law on August 24, 1994. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) and are segregated from all of ALIC's other assets.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 2000, there are thirty seven subaccounts within the Account. Nine of the subaccounts invest only in a corresponding Portfolio of Vanguard Variable Insurance Fund which is a diversified open-end management investment company managed by The Vanguard Group. Seven of the subaccounts invest only in a corresponding Portfolio of Neuberger Berman Advisers Management Trust which is a diversified open-end management investment company managed by Neuberger Berman Management Incorporated. Two of the subaccounts invest only in a corresponding Portfolio of Berger Institutional Products Trust which is a diversified open-end management investment company managed by Berger Associates. Five of the subaccounts invest only in a corresponding Portfolio of Rydex Variable Trust which is a diversified open-end management investment company managed by PADCO Advisors II, Inc. Three of the subaccounts invest only in a corresponding Portfolio of Deutshe Asset Management which is a diversified open-end management investment company managed by Bankers Trust Company. Four of the subaccounts invest only in a corresponding Portfolio of Calvert Variable Series Inc. which is a diversified open-end management investment company managed by Calvert Asset Management Company (see
Note 3). Three of the subaccounts invest only in a corresponding Portfolio of Calvert Variable Series, Inc. Ameritas Portfolios which is a diversified open-end management investment company managed by Ameritas Investment Corp. (see
Note 3). Four subaccounts invest only in a corresponding Portfolio of Fidelity Variable Insurance Products which is a diversified open-end management investment company managed by Fidelity Management and Research Company. Each Portfolio pays the manager a monthly fee for managing its investments and business affairs.

On March 29, 2000 Rydex Variable Trust closed the Juno fund. This portfolio is no longer available as an option.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS
The assets of the Account are carried at the net asset value of the underlying Portfolios. The value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.


FEDERAL AND STATE TAXES
The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, ALIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.


2.  POLICYOWNER CHARGES
ALIC charges the account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

3.  RELATED PARTIES
During October 1999, Ameritas Variable Life Insurance Company, a subsidiary of ALIC, established a variable insurance trust (VIT) which contains the Ameritas Portfolios. The Ameritas Portfolios are managed by Ameritas Investment Corp., a subsidiary of ALIC. During the year ended December 31, 2000, the Account incurred advisory fees of approximately $328, payable to Ameritas Investment Corp. Other affiliates of ALIC also provided sub-advisory and administrative service to the Ameritas Portfolios during 2000 of approximately $38.

Calvert Asset Management Company, Inc., an affiliate of ALIC, serves as an investment advisor to the Calvert Variable Series, Inc. Social Balanced, Social International Equity, Social Mid Cap Growth, and Social Small Cap Growth Portfolios.


                                     F-I-20

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS



4.  SHARES OWNED
The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:



                                                                   VANGUARD VARIABLE INSURANCE FUND
                                              ---------------------------------------------------------------------------

                                                        MONEY                     EQUITY                   EQUITY
                                                        MARKET                    INDEX                    INCOME
                                              --------------------------- -----------------------   ---------------------

Shares owned at January 1, 2000                           10,908,224.550             415,859.239             175,828.807
Shares acquired                                           38,034,701.164             313,841.196             159,813.298
Shares disposed                                           37,338,520.566             226,538.463             119,556.968
                                              --------------------------- -----------------------   ---------------------
Shares owned at December 31, 2000                         11,604,405.148             503,161.972             216,085.137
                                              =========================== =======================   =====================



Shares owned at January 1, 1999                            9,783,726.040             252,539.764             141,075.624
Shares acquired                                           23,792,709.000             335,301.217             113,857.050
Shares disposed                                           22,668,210.490             171,981.742              79,103.867
                                              --------------------------- -----------------------   ---------------------
Shares owned at December 31, 1999                         10,908,224.550             415,859.239             175,828.807
                                              =========================== =======================   =====================



Shares owned at January 1, 1998                            7,218,268.940             160,571.157              81,200.304
Shares acquired                                           15,650,323.440             241,112.370             152,559.334
Shares disposed                                           13,084,866.340             149,143.763              92,684.014
                                              --------------------------- -----------------------   ---------------------
Shares owned at December 31, 1998                          9,783,726.040             252,539.764             141,075.624
                                              =========================== =======================   =====================




                                     F-I-21


                                   VANGUARD VARIABLE INSURANCE FUND
   -------------------------------------------------------------------------------------------------------------------

                                                                                                          SMALL
                                               HIGH GRADE                            HIGH YIELD          COMPANY
          GROWTH             BALANCED             BOND           INTERNATIONAL          BOND             GROWTH
   ---------------------  ----------------  ------------------ ------------------- ---------------  ------------------

            386,088.181       240,439.131         133,849.264         279,415.076      72,423.288         161,092.846
            393,962.805        87,265.110         167,828.475         324,379.229      99,856.217         280,889.776
            189,173.873       119,291.860         128,303.642         231,865.875      98,237.889         142,816.797
   ---------------------  ----------------  ------------------ ------------------- ---------------  ------------------
            590,877.113       208,412.381         173,374.097         371,928.430      74,041.616         299,165.825
   =====================  ================  ================== =================== ===============  ==================



            238,478.783       210,958.652          80,311.175         233,573.775      54,187.996         123,053.709
            293,941.209       104,873.679         286,186.942         207,748.779     138,967.424         141,527.577
            146,331.811        75,393.200         232,648.853         161,907.478     120,732.132         103,488.440
   ---------------------  ----------------  ------------------ ------------------- ---------------  ------------------
            386,088.181       240,439.131         133,849.264         279,415.076      72,423.288         161,092.846
   =====================  ================  ================== =================== ===============  ==================



            148,714.710       119,858.700          46,139.367         159,524.666      21,777.881          34,377.906
            212,357.265       153,032.898          75,804.160         193,442.989      92,142.577         131,425.948
            122,593.192        61,932.946          41,632.352         119,393.880      59,732.462          42,750.145
   ---------------------  ----------------  ------------------ ------------------- ---------------  ------------------
            238,478.783       210,958.652          80,311.175         233,573.775      54,187.996         123,053.709
   =====================  ================  ================== =================== ===============  ==================





                                     F-I-22

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS



4.  SHARES OWNED (CONTINUED)
The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:


                                                                           NEUBERGER BERMAN
                                                                       ADVISERS MANAGEMENT TRUST
                                                   ------------------------------------------------------------------

                                                          BALANCED              GROWTH                PARTNERS
                                                    --------------------- --------------------  ---------------------

Shares owned at January 1, 2000                               23,541.878           40,447.572            174,407.311
Shares acquired                                               50,840.286          118,512.989            155,982.412
Shares disposed                                               18,083.697           82,916.155            107,868.841
                                                    --------------------- --------------------  ---------------------
Shares owned at December 31, 2000                             56,298.467           76,044.406            222,520.882
                                                    ===================== ====================  =====================



Shares owned at January 1, 1999                               14,641.746           36,319.622            158,238.030
Shares acquired                                               16,966.995           25,814.812             92,357.332
Shares disposed                                                8,066.863           21,686.862             76,188.051
                                                    --------------------- --------------------  ---------------------
Shares owned at December 31, 1999                             23,541.878           40,447.572            174,407.311
                                                    ===================== ====================  =====================



Shares owned at January 1, 1998                               10,448.294           21,832.699             95,195.374
Shares acquired                                               38,561.561           44,261.721            162,050.110
Shares disposed                                               34,368.109           29,774.798             99,007.454
                                                    --------------------- --------------------  ---------------------
Shares owned at December 31, 1998                             14,641.746           36,319.622            158,238.030
                                                    ===================== ====================  =====================


(1)  Commenced business 11/15/99
(2)  Commenced business 01/31/00





                                     F-I-23


                                                                                         BERGER INSTITUTIONAL
          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                                        PRODUCTS TRUST
   ----------------------------------------------------------------------------   ------------------------------------

        LIMITED                                                                                           SMALL
        MATURITY             LIQUID                                                                      COMPANY
          BOND             ASSETS (1)         MID-CAP (2)       GUARDIAN (2)          GROWTH             GROWTH
   -------------------  -----------------   ----------------  -----------------   ----------------  ------------------

            6,849.778              -----              -----              -----         20,044.368          55,390.560
           42,160.118      1,809,063.810          7,476.507         11,303.915        108,759.262         334,292.825
           37,517.969      1,580,820.230          2,451.501          1,851.790         80,264.883         256,707.097
   -------------------  -----------------   ----------------  -----------------   ----------------  ------------------
           11,491.927        228,243.580          5,025.006          9,452.125         48,538.747         132,976.288
   ===================  =================   ================  =================   ================  ==================



            3,985.613              -----              -----              -----         13,476.264          32,764.181
           23,226.166         24,075.620              -----              -----         41,644.575          95,522.364
           20,362.001         24,075.620              -----              -----         35,076.471          72,895.985
   -------------------  -----------------   ----------------  -----------------   ----------------  ------------------
            6,849.778               ----              -----              -----         20,044.368          55,390.560
   ===================  =================   ================  =================   ================  ==================



            4,291.165              -----              -----              -----          1,781.412          17,219.256
           16,961.787              -----              -----              -----         31,043.806          57,521.740
           17,267.339              -----              -----              -----         19,348.954          41,976.815
   -------------------  -----------------   ----------------  -----------------   ----------------  ------------------
            3,985.613              -----              -----              -----         13,476.264          32,764.181
   ===================  =================   ================  =================   ================  ==================






                                     F-I-24

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS



4.  SHARES OWNED (CONTINUED)
The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:



                                                                      RYDEX VARIABLE TRUST
                                              ---------------------------------------------------------------------

                                                                                                    PRECIOUS
                                                    NOVA (1)                OTC (1)                METALS (2)
                                              ---------------------  -----------------------  ---------------------

Shares owned at January 1, 2000                         60,263.009               53,533.346                  -----
Shares acquired                                        161,246.738              271,109.828            841,974.768
Shares disposed                                        161,709.954              213,689.656            500,103.171
                                              ---------------------  -----------------------  ---------------------
Shares owned at December 31, 2000                       59,799.793              110,953.518            341,871.597
                                              =====================  =======================  =====================



Shares owned at January 1, 1999                              -----                    -----                  -----
Shares acquired                                         72,787.816               68,461.684              5,119.774
Shares disposed                                         12,524.807               14,928.338              5,119.774
                                              ---------------------  -----------------------  ---------------------
Shares owned at December 31, 1999                       60,263.009               53,533.346                  -----
                                              =====================  =======================  =====================



Shares owned at January 1, 1998                              -----                    -----                  -----
Shares acquired                                              -----                    -----                  -----
Shares disposed                                              -----                    -----                  -----
                                              ---------------------  -----------------------  ---------------------
Shares owned at December 31, 1998                            -----                    -----                  -----
                                              =====================  =======================  =====================


(1)  Commenced business 07/06/99             (5)  Commenced business 01/10/00
(2)  Commenced business 08/10/99             (6)  Commenced business 01/31/00
(3)  Commenced business 07/27/99             (7)  Commenced business 11/29/99
(4)  Commenced business 10/06/99




                                     F-I-25


                   RYDEX VARIABLE TRUST                                      DEUTSHE ASSET MANAGEMENT
-----------------------------------------------------------  ---------------------------------------------------------

                           US
                       GOVERNMENT                               SMALL CAP          EQUITY 500          EAFE EQUITY
    URSA (3)            BOND (4)             JUNO (5)           INDEX (6)          INDEX (7)            INDEX (7)
-----------------  -------------------   ------------------  -----------------  -----------------   ------------------

      10,790.826                -----                -----              -----            878.859               15.508
     121,700.191           38,288.123            5,980.510          7,132.577         50,850.234            7,974.122
     127,216.977           17,487.627            5,980.510            760.425          9,576.979              429.323
-----------------  -------------------   ------------------  -----------------  -----------------   ------------------
       5,274.040           20,800.496                -----          6,372.152         42,152.114            7,560.307
=================  ===================   ==================  =================  =================   ==================



           -----                -----                -----              -----              -----                -----
     509,706.979           68,648.305                -----              -----            883.331               16.229
     498,916.153           68,648.305                -----              -----              4.472                0.721
-----------------  -------------------   ------------------  -----------------  -----------------   ------------------
      10,790.826                -----                -----              -----            878.859               15.508
=================  ===================   ==================  =================  =================   ==================



           -----                -----                -----              -----              -----                -----
           -----                -----                -----              -----              -----                -----
           -----                -----                -----              -----              -----                -----
-----------------  -------------------   ------------------  -----------------  -----------------   ------------------
           -----                -----                -----              -----              -----                -----
=================  ===================   ==================  =================  =================   ==================









                                     F-I-26

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS



4.  SHARES OWNED (CONTINUED)
The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:



                                                                  CALVERT VARIABLE SERIES, INC.
                                            --------------------------------------------------------------------------

                                                                   INTERNATIONAL
                                                BALANCED (1)        EQUITY (2)      MID CAP (3)       SMALL CAP (1)
                                              ------------------  ---------------- ---------------   -----------------

Shares owned at January 1, 2000                           -----             -----           -----               -----
Shares acquired                                      59,851.201         3,904.958       9,666.592           2,662.067
Shares disposed                                          98.868         3,610.534       7,176.032           1,033.355
                                              ------------------  ---------------- ---------------   -----------------
Shares owned at December 31, 2000                    59,752.333           294.424       2,490.560           1,628.712
                                              ==================  ================ ===============   =================



Shares owned at January 1, 1999                           -----             -----           -----               -----
Shares acquired                                           -----             -----           -----               -----
Shares disposed                                           -----             -----           -----               -----
                                              ------------------  ---------------- ---------------   -----------------
Shares owned at December 31, 1999                         -----             -----           -----               -----
                                              ==================  ================ ===============   =================



Shares owned at January 1, 1998                           -----             -----           -----               -----
Shares acquired                                           -----             -----           -----               -----
Shares disposed                                           -----             -----           -----               -----
                                              ------------------  ---------------- ---------------   -----------------
Shares owned at December 31, 1998                         -----             -----           -----               -----
                                              ==================  ================ ===============   =================




(1)  Commenced business 09/13/00              (6)  Commenced business 08/28/00
(2)  Commenced business 06/07/00              (7)  Commenced business 09/25/00
(3)  Commenced business 07/24/00              (8)  Commenced business 12/07/00
(4)  Commenced business 08/07/00              (9)  Commenced business 12/18/00
(5)  Commenced business 07/05/00              (10)  Commenced business 09/05/00



                                     F-I-27


           CALVERT VARIABLE SERIES, INC.
                AMERITAS PORTFOLIOS                                   FIDELITY VARIABLE INSURANCE PRODUCTS
----------------------------------------------------    ----------------------------------------------------------------

                                                                            HIGH           INVESTMENT
                                         SMALL           CONTRAFUND        INCOME          GRADE BOND       MID CAP
     GROWTH (4)       MIDCAP (5)        CAP (6)          S-CLASS (7)     S-CLASS (8)      I-CLASS (9)     S-CLASS (10)
   ---------------  --------------- ----------------    --------------  --------------   --------------- ---------------

            -----            -----            -----             -----           -----             -----           -----
          931.470        2,218.543          316.534            32.125       2,765.291         1,968.994         109.531
           12.994           31.391          264.382             1.610           8.728             0.532           3.443
   ---------------  --------------- ----------------    --------------  --------------   --------------- ---------------
          918.476        2,187.152           52.152            30.515       2,756.563         1,968.462         106.088
   ===============  =============== ================    ==============  ==============   =============== ===============



            -----            -----            -----             -----           -----             -----           -----
            -----            -----            -----             -----           -----             -----           -----
            -----            -----            -----             -----           -----             -----           -----
   ---------------  --------------- ----------------    --------------  --------------   --------------- ---------------
            -----            -----            -----             -----           -----             -----           -----
   ===============  =============== ================    ==============  ==============   =============== ===============



            -----            -----            -----             -----           -----             -----           -----
            -----            -----            -----             -----           -----             -----           -----
            -----            -----            -----             -----           -----             -----           -----
   ---------------  --------------- ----------------    --------------  --------------   --------------- ---------------
            -----            -----            -----             -----           -----             -----           -----
   ===============  =============== ================    ==============  ==============   =============== ===============






                                     F-I-28

INDEPENDENT AUDITORS' REPORT



To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying consolidated balance sheets of Ameritas Life Insurance Corp. (a wholly owned subsidiary of Ameritas Holding Company) and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Ameritas Life Insurance Corp. and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


/S/Deloitte & Touche LLP


Lincoln, Nebraska
February 9, 2001




                                     F-II-1

                          AMERITAS LIFE INSURANCE CORP.
                           CONSOLIDATED BALANCE SHEETS
                        (IN THOUSANDS, EXCEPT SHARE DATA)



                                                                                               DECEMBER 31
                                                                                   ------------------------------------
                                                                                        2000                 1999
                                                                                   ---------------     ----------------
                                      ASSETS
Investments:
 Fixed maturity securities held to maturity (fair value $569,082 - 2000,
       $582,445  - 1999)                                                           $       562,978     $        590,661
 Fixed maturity securities available for sale (amortized cost $445,509 - 2000,
       $373,762 - 1999)                                                                    443,211              364,388
 Redeemable preferred stock - affiliate                                                     25,000               25,000
 Equity securities (cost $81,308 - 2000, $70,421 - 1999)                                   151,428              159,819
 Mortgage loans on real estate                                                             258,585              245,058
 Loans on insurance policies                                                                47,069               37,645

 Real estate, less accumulated depreciation ($14,562 - 2000, $13,083 - 1999)                26,257               25,319
 Other investments                                                                          53,281               47,416
 Short-term investments                                                                        292                  295
                                                                                   ---------------     ----------------
                                 Total investments                                       1,568,101            1,495,601
                                                                                   ---------------     ----------------
Cash and cash equivalents                                                                   67,036               47,538
Accrued investment income                                                                   20,589               19,025
Deferred policy acquisition costs                                                          212,608              207,117
Property and equipment, less accumulated depreciation ($33,539 - 2000,
        $31,001 - 1999)                                                                     23,658               23,829
Reinsurance receivable - affiliate                                                          10,795               35,921

Current income taxes                                                                         3,402                    -

Other assets                                                                                23,348               22,339
Closed block assets                                                                        302,991              308,490
Separate accounts                                                                        2,684,880            2,728,169
                                                                                   ---------------     ----------------
                                       TOTAL                                       $     4,917,408     $      4,888,029
                                                                                   ===============     ================




     The accompanying notes to the consolidated financial statements are an integral part of these statements.

                                     F-II-2

                                           AMERITAS LIFE INSURANCE CORP.
                                            CONSOLIDATED BALANCE SHEETS
                                         (IN THOUSANDS, EXCEPT SHARE DATA)




                                                                                            DECEMBER 31

                                                                               --------------------------------------
                                                                                     2000                  1999
                                                                               -----------------     ----------------
                    LIABILITIES AND STOCKHOLDER'S EQUITY
Policy and contract reserves                                                   $         101,436     $        106,097
Policy and contract claims                                                                33,714               30,091
Accumulated contract values                                                              959,148              965,246
Unearned policy charges                                                                   10,589               11,343
Unearned reinsurance ceded allowance                                                       1,720                1,768

Income taxes:
     Current                                                                                   -                7,660
     Deferred                                                                             48,889               52,690
Note payable - affiliate                                                                   5,100                    -
Other liabilities                                                                         69,328               45,757
Closed block liabilities                                                                 327,564              334,769
Separate accounts                                                                      2,684,880            2,728,169
                                                                               -----------------     ----------------
                              Total Liabilities                                        4,242,368            4,283,590
                                                                               -----------------     ----------------

COMMITMENTS AND CONTINGENCIES

Minority interest in subsidiary                                                           32,950               29,519

Common stock, par value $0.10 per share, 25,000,000 shares
     authorized, issued and outstanding                                                    2,500                2,500
Additional paid-in capital                                                                 5,000                5,000
Retained earnings                                                                        589,966              512,575
Accumulated other comprehensive income                                                    44,624               54,845
                                                                               -----------------     ----------------
                                 Total Stockholder's Equity                              642,090              574,920


                                                                               -----------------     ----------------
                                                          Total                $       4,917,408     $      4,888,029
                                                                               =================     ================






The accompanying notes to the consolidated financial statements are an integral part of these statements.

                                     F-II-3

                                           AMERITAS LIFE INSURANCE CORP.
                                       CONSOLIDATED STATEMENTS OF OPERATIONS
                                                  (IN THOUSANDS)
                                                  -------------





                                                                                   YEARS ENDED DECEMBER 31
                                                                    ------------------------------------------------------
                                                                         2000               1999                1998
                                                                    ---------------     -------------     ----------------
INCOME:
Insurance Revenues:
  Premiums
    Life Insurance                                                  $        12,807     $      15,181     $         21,159
    Accident and health insurance                                           282,056           270,263              256,742
 Contract charges                                                            89,210            77,877               68,145
 Reinsurance, net                                                            (1,744)             (572)              19,930
 Reinsurance, ceded allowance                                                 5,166             3,986                3,667
Investment revenues:
  Investment income, net                                                    128,387           120,265              130,102
  Realized gains, net                                                        14,597            10,913               14,288
Broker/Dealer revenues                                                       30,097            17,996               12,978
Other                                                                        13,391            12,955               10,033
Gain/(loss) in closed block                                                   3,053             2,751                 (105)
                                                                    ---------------     -------------     ----------------
                                                                            577,020           531,615              536,939
                                                                    ---------------     -------------     ----------------

BENEFITS AND EXPENSES:

Policy benefits:
  Death benefits                                                             13,417            14,642               19,879
  Surrender benefits                                                            133               137                6,730
  Accident and health benefits                                              197,941           190,452              200,405
  Interest credited                                                          55,568            62,939               68,698
 Change in policy and contract reserves                                      (4,364)            6,290               (2,570)
  Other                                                                      13,361            12,815               21,920
Sales and operating expenses                                                146,457           137,830              126,199
Amortization of deferred policy acquisition costs                            34,312            17,329               18,584
                                                                    ---------------     -------------     -----------------
                                                                            456,825           442,434              459,845
                                                                    ---------------     -------------     ----------------
Income before income taxes and minority interest in
      earnings of subsidiary                                                120,195            89,181               77,094
Income taxes - current                                                       38,283            32,130               27,229
Income taxes - deferred                                                       1,349               923                  157
                                                                    ---------------     -------------     -----------------
  Total income taxes                                                         39,632            33,053               27,386
                                                                    ---------------     -------------     ----------------

Income before minority interest in earnings of subsidiary                    80,563            56,128               49,708

Minority interest in earnings of subsidiary                                  (3,172)           (2,618)              (2,940)
                                                                    ---------------     -------------     ----------------

NET INCOME                                                          $        77,391     $      53,510     $         46,768
                                                                    ===============     =============     ================


THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                                     F-II-4

                          AMERITAS LIFE INSURANCE CORP.
                 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (IN THOUSANDS)




                                                                                 YEARS ENDED DECEMBER 31
                                                                       --------------------------------------------
                                                                            2000           1999           1998
                                                                       --------------  ------------  --------------

Net Income                                                             $       77,391  $     53,510  $       46,768
Other comprehensive income (loss), net of tax:
  Unrealized gains on securities:
    Unrealized holding gain arising during period (net of
    deferred tax expense of $326 - 2000, $2,664 - 1999, and
    $6,913 - 1998)                                                                102         6,155          12,646
  Reclassification adjustment for gains included in
    net income (net of deferred tax expense of $5,418 - 2000,
    $1,659 - 1999, and $1,635 - 1998)                                         (10,064)       (3,082)         (3,036)
  Minority interest                                                              (259)          621             (99)
                                                                      ---------------  ------------  --------------
 Other comprehensive income (loss)                                            (10,221)        3,694           9,511
                                                                       --------------  ------------  --------------

Comprehensive income                                                   $       67,170  $     57,204  $       56,279
                                                                       ==============  ============  ==============







The accompanying notes to the consolidated financial statements are an integral part of these statements.

                                     F-II-5

                          AMERITAS LIFE INSURANCE CORP.
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (IN THOUSANDS)





                                                                                                   Accumulated
                                                               Additional                             Other                Total
                                       Common Stock             Paid - In        Retained        Comprehensive        Stockholder's
                                   Shares        Amount          Capital         Earnings           Income                Equity
                                 ----------    -----------    -------------    ------------    -------------------    -------------
BALANCE, January 1, 1998                  -    $         -    $           -    $    419,797    $            41,640    $    461,437

Issuance of common stock             25,000          2,500            5,000         (7,500)                      -               -

Net unrealized investment                 -              -                -               -                  9,610           9,610
gains, net

Minority interest in net
unrealized
    investment activity, net              -              -                -               -                    (99)            (99)

Net income                                -              -                -          46,768                      -          46,768
                                 ----------    -----------    -------------    ------------    -------------------    -------------
BALANCE, December 31,                25,000          2,500            5,000         459,065                 51,151         517,716
1998
                                 ----------    -----------    -------------    ------------    -------------------    -------------

Net unrealized investment                 -              -                -               -                  3,073           3,073
gains, net

Minority interest in net
unrealized
    investment activity, net              -              -                -               -                    621             621

Net income                                -              -                -          53,510                      -          53,510
                                 ----------    -----------    -------------    ------------    -------------------    -------------
BALANCE, December 31,                25,000          2,500            5,000         512,575                 54,845         574,920
1999
                                 ----------    -----------    -------------    ------------    -------------------    -------------

Net unrealized investment                 -              -                -               -                 (9,962)         (9,962)
losses, net

Minority interest in net
unrealized
    investment activity, net              -              -                -               -                   (259)           (259)

Net income                                -              -                -          77,391                      -          77,391
                                 ----------    -----------    -------------    ------------    -------------------    -------------
BALANCE, December 31, 2000           25,000    $     2,500    $       5,000    $    589,966    $            44,624    $    642,090

                                 ==========    ===========    =============    ============    ===================    =============









     The accompanying notes to the consolidated financial statements are an integral part of these statements.

                                     F-II-6

                          AMERITAS LIFE INSURANCE CORP.
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)




                                                                                      YEARS ENDED DECEMBER 31
                                                                         -------------------------------------------------
                                                                              2000             1999              1998
                                                                         --------------    -------------     -------------
OPERATING ACTIVITIES
  Net Income                                                             $       77,391    $      53,510     $      46,768
  Adjustments to reconcile net income to net cash
     from operating activities:
          Depreciation and amortization                                           6,120            5,899             5,717
          Amortization of deferred policy acquisition costs                      35,201           18,544            19,090
          Policy acquisition costs deferred                                     (42,262)         (45,600)          (40,349)
          Interest credited to contract values                                   58,299           65,577            69,487
          Amortization of discounts or premiums                                    (772)          (3,615)           (4,611)
          Net realized gains on investment transactions                         (14,663)         (11,554)          (14,288)
         Deferred income taxes                                                    1,349              923               157
         Minority interest in earnings of subsidiary                              3,172            2,618             2,940
         Change in assets and liabilities:
            Accrued investment income                                            (1,719)           1,057              (455)
            Reinsurance receivable - affiliate                                   25,126                -                 -
            Other assets                                                         (1,719)          (2,869)           (6,544)
            Policy and contract reserves                                         (7,516)           3,187            (2,798)
            Policy and contract claims                                            3,574              441             3,992
            Unearned policy charges                                                (754)            (817)           (1,017)
            Unearned reinsurance ceded allowance                                    (48)             288              (283)
            Current income taxes                                                (11,071)             950             5,422
            Dividends payable to policyowners                                       (79)             (96)              479
            Other liabilities                                                    19,978            2,080             6,039
            Cash from closed block                                                1,637           (4,343)           (2,526)
                                                                          -------------    -------------     --------------
Net cash from operating activities                                              151,244           86,180            87,220
                                                                         --------------    -------------     -------------

INVESTING ACTIVITIES
Purchase of investments:
     Fixed maturity securities held to maturity                                 (32,416)         (57,469)          (62,244)
     Fixed maturity securities available for sale                              (125,055)         (92,268)         (137,319)
     Equity securities                                                          (48,761)         (34,982)          (21,944)
     Redeemable preferred stock - affiliate                                           -          (25,000)                -
     Mortgage loans on real estate                                              (52,467)         (80,702)          (68,518)
     Real estate                                                                 (2,814)          (1,218)             (998)
     Short-term investments                                                        (386)            (390)           (1,632)
     Other investments                                                          (14,223)         (30,695)          (16,343)
Proceeds from sale of investments:
     Fixed maturity securities available for sale                                 5,583            7,762            22,282
     Equity securities                                                           56,050           30,527            24,681
     Real estate                                                                    151           13,831            14,117
     Other investments                                                              789            1,162             4,166


     The accompanying notes to the consolidated financial statements are an integral part of these statements.

                                     F-II-7

                          AMERITAS LIFE INSURANCE CORP.
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)




                                                                                      YEARS ENDED DECEMBER 31
                                                                         -------------------------------------------------
                                                                              2000             1999              1998
                                                                         --------------    -------------     -------------
INVESTING ACTIVITIES (CONTINUED):
---------------------------------
Proceeds from maturities or repayment of investments:
     Fixed maturity securities held to maturity                          $       62,933    $      61,486     $      84,662
     Fixed maturity securities available for sale                                42,254          127,068            60,503
     Mortgage loans on real estate                                               37,925           53,826            37,810
     Short-term investments                                                         400            1,445               958
     Other investments                                                            6,842           18,487             5,325
Purchase of property and equipment                                               (4,220)          (6,753)           (4,002)
Proceeds from sale of property and equipment                                        220               27                43
Net change in loans on insurance policies                                        (7,138)          (6,859)           (3,377)
Closed block investing activities                                                  (621)          (2,765)              178
                                                                         --------------    -------------     -------------
Net cash from investing activities                                              (74,954)         (23,480)          (61,652)
                                                                         --------------    -------------     -------------

FINANCING ACTIVITIES:
Note payable - affiliate                                                          5,100                -                 -
Net change in accumulated contract values                                       (64,927)         (96,953)          (30,380)
Closed block financing activities                                                 3,035            2,772               692
                                                                         --------------    -------------     --------------
Net cash from financing activities                                              (56,792)         (94,181)          (29,688)
                                                                         --------------    -------------     -------------

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                 19,498          (31,481)           (4,120)

CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD                                 47,538           79,019            83,139
                                                                         --------------    -------------     -------------
CASH AND CASH EQUIVALENTS AT END OF PERIOD                               $       67,036    $      47,538     $      79,019
                                                                         ==============    =============     =============


SUPPLEMENTAL CASH FLOW INFORMATION:

     Cash paid for income taxes                                          $       49,168    $      30,992     $      21,936

NON-CASH ACTIVITIES:
      Issuance of common stock                                           $                 $                 $       7,500
      Assets transferred to closed block                                              -                -           307,754
      Liabilities transferred to closed block                                         -                -           332,223
      Assets transferred on block co-insurance                                        -           57,648                 -
      Accumulated contract values ceded in block co-insurance                         -           59,561                 -
      Release of deferred policy acquisition costs on block co-insurance              -            1,815                 -





     The accompanying notes to the consolidated financial statements are an integral part of these statements.


                                     F-II-8

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)




1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS
Ameritas Life Insurance Corp. (Ameritas or the Company) is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

In 1998, the Board of Directors of Ameritas Mutual Insurance Holding Company (AMIHC) and Acacia Mutual Holding Corporation (AMHC) approved and adopted a plan of merger under which the two would merge to form AAMHC. In addition, their two wholly owned subsidiaries, AHC and Acacia Financial Group, Ltd. (AFG), would merge to form Ameritas Holding Company. Public informational hearings on the proposed merger were held on November 20, 1998 with the Nebraska Insurance Director and on December 17, 1998 with the D.C. Insurance Commissioner. Following the commissioners' approval a special meeting with the eligible members of AMHC was held on December 22, 1998 and the members of AMIHC on December 29, 1998. With the members approval, the merger became effective January 1, 1999. The business combination was accounted for as a pooling of interests.

On September 13, 1997, the Board of Directors of Ameritas adopted the Plan which authorized the reorganization (Reorganization) of Ameritas into a mutual insurance holding company structure. The Nebraska Department of Insurance held a public hearing on the Reorganization on October 14, 1997 and approved the Plan on October 24, 1997. The policyowners of Ameritas approved the Plan on December 8, 1997 and the Reorganization became effective on January 1, 1998 (effective date).

Pursuant to the Reorganization, Ameritas (i) formed AMIHC as a mutual insurance holding company under the insurance laws of the State of Nebraska, (ii) formed AHC as an intermediate stock holding company under the general laws of the State of Nebraska, and (iii) amended and restated its Charter and Articles of Incorporation to authorize the issuance of capital stock and the continuance of its existence as a stock life insurance company under the same name. As of the effective date of the Reorganization, the membership interests and the contractual rights of the policyowners of Ameritas were separated - the membership interests automatically became, by operation of law, membership interests in AMIHC and the contractual rights remained in Ameritas. Each person who becomes the owner of a designated policy issued by Ameritas after the effective date of the Reorganization will become a member of AMIHC (now AAMHC), and have a membership interest in AAMHC so long as such policy remains in force. The membership interests in AAMHC follow, and are not severable, from the policy from which the membership interest in AAMHC is derived.

On the effective date, Ameritas issued 25 million of its authorized shares of capital stock to AMIHC. AMIHC then contributed all of these to AHC in exchange for 20 million shares of its common stock. As a result, AHC directly owns Ameritas, and AMIHC (now AAMHC), indirectly owns Ameritas, through AHC. The reorganization was accounted for at historical cost in a manner similar to a pooling of interests.

Ameritas' insurance operations consist of life and health insurance and annuity and pension contracts. Ameritas and its subsidiaries operate in all 50 states and the District of Columbia. Wholly owned insurance subsidiaries include First Ameritas Life Insurance Corp. Of New York and Pathmark Assurance Company. Ameritas is also a 66% owner of AMAL Corporation, which owns 100% of Ameritas Variable Life Insurance Company (AVLIC) and Ameritas Investment Corp., a broker/dealer. In addition to the subsidiaries noted above, Ameritas conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Veritas Corp., a marketing organization for low-load insurance products; Ameritas Investment Advisors, Inc., an advisor providing investment management services; and Ameritas Managed Dental Plan, Inc., a prepaid dental organization.



                                     F-II-9

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)

 .




1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
-------------------------------------------------------------------------------

CLOSED BLOCK
Effective October 1, 1998 (the Effective Date) Ameritas formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which Ameritas had a dividend scale in effect at the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The financial results of the Closed Block, while prepared on the basis of generally accepted accounting principles, reflect the provisions of the approved arrangement and not the actual results of operations and financial position. The arrangement provides for the level of expenses charged to the Closed Block, actual expenses related to the Closed Block operations are charged outside of the Closed Block; therefore the contribution or loss from the Closed Block does not represent the actual operations of the Closed Block.

Summarized financial information of the Closed Block as of December 31, 2000 and 1999, and for the years ended December 31, 2000 and 1999 and for the period from October 1, 1998 to December 31, 1998, is as follows:


                                                                                                     DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
                                                                                               2000             1999
--------------------------------------------------------------------------------------------------------------------------
   Assets:
      Fixed maturity securities held to maturity (fair value $139,970-2000;               $       138,401  $       139,517
      $136,940-1999)
      Fixed maturity securities available for sale (amortized cost $59,481-                        57,443           56,443
      2000; $58,087-1999)
      Mortgage loans on real estate                                                                44,316           42,949
      Loans on insurance policies                                                                  40,943           43,229
      Cash and cash equivalents                                                                     1,941            5,992
      Accrued investment income                                                                     5,714            5,559
      Deferred policy acquisition costs                                                            10,262           11,149
      Other assets                                                                                  3,971            3,652
--------------------------------------------------------------------------------------------------------------------------
           Total Closed Block Assets                                                      $       302,991  $       308,490
--------------------------------------------------------------------------------------------------------------------------

   Liabilities:
      Policy and contract reserves                                                        $       255,605  $       258,460
      Policy and contract claims                                                                    1,759            1,809
      Accumulated contract values                                                                  58,347           58,878
      Dividends payable                                                                            10,438           10,517
      Other liabilities                                                                             1,415            5,105
--------------------------------------------------------------------------------------------------------------------------
           Total Closed Block Liabilities                                                 $       327,564  $       334,769
--------------------------------------------------------------------------------------------------------------------------




                                    F-II-10

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)




1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    (CONTINUED)
------------------------------------------------------------------------------
                                                                                             Years/Period Ended December 31
                                                                                          ---------------  ---------------
                                                                              2000             1999             1998
--------------------------------------------------------------------------------------------------------------------------
   Income, Benefits and Expenses:
      Premiums                                                           $        16,302  $        16,827  $         4,354
      Investment income, net                                                      20,285           20,844            5,054
      Policy benefits                                                            (19,513)         (20,261)          (5,123)
      Sales and operating expenses                                                (2,696)          (2,835)            (812)
      Amortization of deferred policy acquisition costs                             (889)          (1,215)            (506)
      Dividends appropriated for policyowners                                    (10,436)         (10,609)          (3,072)
---------------------------------------------------------------------------------------------------------------------------
           Gain/(Loss) in Closed Block                                   $         3,053    $       2,751   $         (105)
---------------------------------------------------------------------------------------------------------------------------


PRINCIPLES OF CONSOLIDATION
The consolidated  financial  statements include the accounts of Ameritas and its
majority-owned   subsidiaries  (the  Company).   These  consolidated   financial
statements exclude the effects of all material intercompany transactions.

USE OF ESTIMATES
The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

RECLASSIFICATIONS
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

The principal accounting and reporting practices followed are:

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, fixed maturity securities held to maturity, includes fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, fixed maturity securities available for sale, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity included in accumulated other comprehensive income, net of related deferred policy acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has not classified any of its securities as trading securities.


                                    F-II-11

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     ---------------------------------------------------------------------------

INVESTMENTS (CONTINUED)
Equity securities (common stock and nonredeemable preferred stock) are valued at fair value, and are classified as available for sale.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts. SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," which was amended by SFAS No. 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures," requires that an impaired loan be measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 2000 and 1999, and the associated interest income were not material.

Loans on insurance policies are recorded at the unpaid principal balance.

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Real estate acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell.

Other investments primarily include investments in venture capital partnerships and real estate joint ventures accounted for using the cost or equity method, depending upon percentage ownership, and securities owned by the broker dealer subsidiary valued at fair value. Changes in the fair value of the securities owned by the broker dealer are included in investment income.

Short-term investments are carried at amortized cost, which approximates fair value.

Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowances for mortgage loans and wholly owned real estate are included with realized gains in the consolidated statements of operations.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH  EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

As of December 31, 2000 and 1999, the Company had investments classified as cash equivalents of $4,536 and $5,511 respectively, in various mutual funds to which an affiliate of the Company is the advisor. These investments are recorded at fair value based on net asset values.



                                    F-II-12

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    ----------------------------------------------------------------------------

PROPERTY AND EQUIPMENT
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets.

SEPARATE ACCOUNTS
The Company operates separate accounts on which the earnings or losses accrue exclusively to contract holders. The assets (principally investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The separate accounts are an investment alternative for pension, variable life, and variable annuity products which the Company markets. Amounts are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF PARTICIPATING AND TERM LIFE, ACCIDENT AND HEALTH AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
Participating life insurance products include those products with fixed and guaranteed premiums and benefits on which dividends are paid by the Company. Premiums on participating and term life products and certain annuities with life contingencies (immediate annuities) are recognized as premium revenue when due. Accident and health insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the premium-paying period of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Deposit administration plans and certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.


                                    F-II-13

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     ---------------------------------------------------------------------------
PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS (CONTINUED)
RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS (continued)
Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

RECOGNITION OF BROKER/DEALER REVENUES
Revenues generated in the broker dealer subsidiary consist of commissions from security transactions, underwriting fees and advisory fees. Securities transactions with and for customers are made on a fully disclosed basis with a clearing broker or dealer or investment company which carries the accounts of such customers. Purchases and sales of securities and related commission revenue and expenses are recorded on a trade date basis. Underwriting income arises from security offerings in which the Company acts as an underwriter or agent. Underwriting fees are recorded at the time the underwriting is completed and the income is reasonably determinable. Advisory fees are received monthly and recorded as earned.

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses.

Costs deferred related to term life insurance are amortized over the premium-paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to participating life, universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.

A roll-forward of the amounts reflected in the consolidated balance sheets as deferred policy acquisition costs is as follows:


                                                                               YEARS ENDED DECEMBER 31
                                                              ----------------------------------------------------------
                                                                     2000               1999               1998
------------------------------------------------------------------------------------------------------------------------
Beginning balance                                             $          207,117 $          171,201 $           164,564
Acquisition costs deferred                                                42,260             45,694              40,324
Amortization of deferred policy acquisition costs                        (34,312)           (17,329)            (18,584)
Amount transferred to closed block                                            --                 --             (12,845)
Adjustment for unrealized investment (gain)/loss                          (2,457)             7,551              (2,258)
------------------------------------------------------------------------------------------------------------------------
Ending balance                                                $          212,608 $          207,117 $           171,201
-----------------------------------------------------------------------------------------------------------------------







                                    F-II-14

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     --------------------------------------------------------------------------

DEFERRED POLICY ACQUISITION COSTS (CONTINUED)
To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy and contract benefits for participating and term life contracts and additional coverages offered under policy riders are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. These liabilities are shown as policy and contract reserves.

Liabilities for future policy and contract benefits on universal life-type and investment-type contracts are based on the policy account balance, and are shown as accumulated contract values.

The liabilities for future policy and contract benefits for group long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

DIVIDENDS TO POLICYOWNERS
A portion of the Company's business has been issued on a participating basis. The amount of policyowners' dividends to be paid is determined annually by the Board of Directors.

INCOME TAXES
All companies included in these consolidated financial statements, with the exception of AMAL and its subsidiaries, file a consolidated life/non-life tax return. An agreement among the members of the consolidated group, generally, provides for distribution of consolidated tax results as if filed on a separate return basis. The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

Federal  income tax returns have been examined by the Internal  Revenue  Service
(IRS) through 1995. Management has appealed certain adjustments and settled other adjustments proposed by the IRS for tax years 1988 and 1990 through 1995, and believes adequate provisions have been made for any additional taxes which may become due with respect to the adjustments proposed by the IRS. The IRS has begun their examination of the federal income tax returns for the years 1996 through 1998.

NEW ACCOUNTING PRONOUNCEMENTS
In December 2000, the American Institute of Certified Public Accountants issued Statement of Position 00-3 entitled "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts" (SOP 00-3). The statement requires closed block assets, liabilities, revenues, and expenses to be displayed together with all other assets, liabilities, revenues, and expenses of the insurance enterprise based on the nature of the particular item. In addition, cumulative actual closed block earnings in excess of cumulative expected cash flows to be generated from the assets and liabilities included in the closed block will be required to be recorded as an additional liability to closed block policyowners.


                                    F-II-15

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    \---------------------------------------------------------------------------

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)
This statement is required to be implemented by the Company by December 31, 2001 and will be applied retroactively through restatement and reclassification, as appropriate, of previously issued financial statements. The Company has not yet determined the financial statement impact of adopting this statement.

2.  INVESTMENTS

Investment income summarized by type of investment was as follows:


                                                                                           YEARS ENDED DECEMBER 31
                                                                            ----------------------------------------------------
                                                                                   2000              1999             1998
--------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities held to maturity                                   $      43,375        $  45,001        $  53,680
Fixed maturity securities available for sale                                        29,972           32,213           33,846

Redeemable preferred stock - affiliate                                               1,555                -                -
Equity securities                                                                    2,263            1,764            1,783
Mortgage loans on real estate                                                       18,957           19,085           20,312
Real estate                                                                          9,377            9,883           11,871
Loans on insurance policies                                                          2,789            2,254            3,849
Other investments                                                                   25,825           15,943            9,639
Short-term investments and cash and cash equivalents                                 4,739            5,493            8,665
----------------------------------------------------------------------------------------------------------------------------
   Gross investment income                                                         138,852          131,636          143,645
Investment expenses                                                                 10,465           11,371           13,543
----------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                     $     128,387        $ 120,265        $ 130,102
----------------------------------------------------------------------------------------------------------------------------

Net pretax realized investment gains (losses) were as follows:


                                                                                           YEARS ENDED DECEMBER 31
                                                                             ---------------------------------------------------
                                                                                   2000              1999             1998
--------------------------------------------------------------------------------------------------------------------------------
Net gains (losses) on disposals, including calls, of investments
   Fixed maturity securities held to maturity                                $            (533) $          (817)$          2,235
   Fixed maturity securities available for sale                                         (2,696)          (1,816)           1,906
   Equity securities                                                                    18,174            6,556            2,764
   Mortgage loans on real estate                                                           328              282            1,583
   Real estate                                                                               -            6,548            5,877
   Other                                                                                  (590)              83               (2)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        14,683           10,836           14,363
---------------------------------------------------------------------------------------------------------------------------------
Provisions for losses on investments
   Mortgage loans on real estate                                                           (45)             (43)            (100)
   Real estate                                                                             (25)             120               25
   Other investments                                                                       (16)               -                -
---------------------------------------------------------------------------------------------------------------------------------
Net pretax realized investment gains                                         $          14,597  $        10,913 $         14,288
---------------------------------------------------------------------------------------------------------------------------------


                                    F-II-16

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



2.  INVESTMENTS (CONTINUED)

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:


                                                                                        YEAR ENDED DECEMBER 31, 2000
                                                                           -----------------------------------------------------
                                                                                  PROCEEDS           GAINS           LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                                 $            5,583   $           - $            703
Equity securities                                                                        56,050          21,073            2,899
--------------------------------------------------------------------------------------------------------------------------------
                                                                             $           61,633  $       21,073 $          3,602
--------------------------------------------------------------------------------------------------------------------------------


                                                                                        YEAR ENDED DECEMBER 31, 1999
                                                                            ----------------------------------------------------
                                                                                 PROCEEDS            GAINS           LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                                 $           7,762  $             6 $             80
Equity securities                                                                       30,527            8,330            1,774
--------------------------------------------------------------------------------------------------------------------------------
                                                                             $          38,289  $         8,336 $          1,854
--------------------------------------------------------------------------------------------------------------------------------


                                                                                        YEAR ENDED DECEMBER 31, 1998
                                                                           -----------------------------------------------------
                                                                                 PROCEEDS            GAINS           LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                                 $          22,282  $           242 $            301
Equity securities                                                                       24,681            3,874            1,110
--------------------------------------------------------------------------------------------------------------------------------
                                                                             $          46,963  $         4,116 $          1,411
--------------------------------------------------------------------------------------------------------------------------------



                                    F-II-17

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)


2.  INVESTMENTS (CONTINUED)

The amortized cost and fair value of investments in securities by type of investment were as follows:



                                                                                      DECEMBER 31, 2000
                                                            ---------------------------------------------------------------------
                                                                 AMORTIZED                GROSS UNREALIZED         FAIR
                                                                    COST              GAINS          LOSSES       VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities held to maturity
   U.S. Corporate                                            $          356,357  $     8,442      $  6,692  $     358,107
   Mortgage-backed                                                       85,756        2,593            --         88,349
   Asset-backed                                                           5,498           99           147          5,450
   U.S. Treasury securities and obligations of
      U.S. government agencies                                           41,528        3,451            --         44,979

   Foreign                                                               73,839        1,019         2,661         72,197
-------------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities held to maturity                  562,978       15,604         9,500        569,082
-------------------------------------------------------------------------------------------------------------------------
Redeemable preferred stock - affiliate                                   25,000          --             --         25,000
-------------------------------------------------------------------------------------------------------------------------
      Total held to maturity securities                      $          587,978  $    15,604      $  9,500  $     594,082
-------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale
   U.S. Corporate                                            $          332,692  $     5,615      $ 11,306  $     327,001
   Mortgage-backed                                                       63,686          533           303         63,916
   Asset-backed                                                          13,999          137            80         14,056
   U.S. Treasury securities and obligations of
      U.S. government agencies                                           19,452        2,821            --         22,273
   Foreign                                                               15,680          359            74         15,965
-------------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities available for sale                445,509        9,465        11,763        443,211
-------------------------------------------------------------------------------------------------------------------------
   Equity securities                                                     81,308       79,176         9,056        151,428
   Short-term investments                                                   292           --            --            292
-------------------------------------------------------------------------------------------------------------------------
      Total available for sale securities                    $          527,109  $    88,641      $ 20,819  $     594,931
-------------------------------------------------------------------------------------------------------------------------









                                    F-II-18

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



2.  INVESTMENTS (CONTINUED)


                                                                                      DECEMBER 31, 1999
                                                            ---------------------------------------------------------------------
                                                                 AMORTIZED             GROSS UNREALIZED             FAIR
                                                                 COST             GAINS          LOSSES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities held to maturity
   U.S. Corporate                                            $          369,467 $          4,280 $      11,368  $         362,379
   Mortgage-backed                                                       96,708            1,474           898             97,284
   Asset-backed                                                           5,498               --           306              5,192
   U.S. Treasury securities and obligations of
      U.S. government agencies                                           48,547            1,989           116             50,420
   Foreign                                                               70,441               43         3,314             67,170
---------------------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities held to maturity                  590,661            7,786        16,002            582,445
---------------------------------------------------------------------------------------------------------------------------------
Redeemable preferred stock - affiliate                                   25,000               --            --             25,000
---------------------------------------------------------------------------------------------------------------------------------
      Total held to maturity securities                      $          615,661 $          7,786 $      16,002  $         607,445
---------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale
   U.S. Corporate                                            $          255,640 $          1,370 $      10,122  $         246,888
   Mortgage-backed                                                       70,844              108         1,750             69,202
   Asset-backed                                                          11,999               --           303             11,696
   U.S. Treasury securities and obligations of
      U.S. government agencies                                           23,083            1,830           157             24,756
   Foreign                                                               12,196               87           437             11,846
---------------------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities available for sale                373,762            3,395        12,769            364,388
---------------------------------------------------------------------------------------------------------------------------------
   Equity securities                                                     70,421           91,549         2,151            159,819
   Short-term investments                                                   295               --            --                295
---------------------------------------------------------------------------------------------------------------------------------
      Total available for sale securities                    $          444,478 $         94,944 $      14,920  $         524,502
---------------------------------------------------------------------------------------------------------------------------------


The amortized cost and fair value of fixed maturity securities by contractual maturity at December 31, 2000 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                              AVAILABLE FOR SALE                    HELD TO MATURITY
                                                       -----------------------------------------------------------------------
                                                          AMORTIZED           FAIR            AMORTIZED            FAIR
                                                            COST             VALUE              COST               VALUE
------------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                $        38,404  $         38,463  $          17,165  $          17,253
Due after one year through five years                          158,261           153,540            185,918            185,499
Due after five years through ten years                         123,357           123,883            170,084            170,622
Due after ten years                                             47,802            49,353             98,557            101,909
Mortgage-backed and asset-backed securities                     77,685            77,972             91,254             93,799
------------------------------------------------------------------------------------------------------------------------------
   Total                                                $      445,509   $       443,211   $        562,978   $        569,082
------------------------------------------------------------------------------------------------------------------------------




                                    F-II-19

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)


3.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                                               DECEMBER 31
                                                                                   -----------------------------------
                                                                                          2000              1999
----------------------------------------------------------------------------------------------------------------------
Net unrealized investment gains                                                    $           28,379 $         33,060
Equity in subsidiaries                                                                         15,745           13,414
Deferred policy acquisition costs                                                              63,945           63,753
Prepaid expenses                                                                                4,229            4,048
Other                                                                                           3,361            3,033
----------------------------------------------------------------------------------------------------------------------
Gross deferred tax liability                                                                  115,659          117,308
----------------------------------------------------------------------------------------------------------------------
Future policy and contract benefits                                                            49,232           46,650
Deferred future revenues                                                                        5,430            5,697
Policyowner dividends                                                                           3,653            3,681
Pension and postretirement benefits                                                             3,715            3,494
Other                                                                                           4,740            5,096
----------------------------------------------------------------------------------------------------------------------
Gross deferred tax asset                                                                       66,770           64,618
----------------------------------------------------------------------------------------------------------------------
   Net deferred tax liability                                                      $           48,889 $         52,690
----------------------------------------------------------------------------------------------------------------------


The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:


                                           YEARS ENDED DECEMBER 31
                                   -----------------------------------------
                                        2000             1999           1998
----------------------------------------------------------------------------
Federal statutory tax rate              35.0%           35.0%          35.0 %
Equity in subsidiaries                   1.8             2.0            2.6
Dividend received deduction             (3.4)           --             --
Other                                   (0.4)            0.1           (2.1)
------------------------------------------------------------------------------
   Effective tax rate                   33.0 %          37.1 %         35.5 %
------------------------------------------------------------------------------

AVLIC has $1,241 of capital loss carryforwards available, as of December 31, 2000, that may be applied against AVLIC's future capital gains. $1,103 and $138 of AVLIC's capital loss carryforwards expire in 2004 and 2005, respectively. The Company provided for a valuation allowance of $714 and $515 against the deferred tax asset related to the net capital loss carryforwards in 2000 and 1999, respectively, and for an AVLIC capital asset written down in 2000.

4.  RELATED PARTY TRANSACTIONS
In addition to Ameritas, AHC is also a 100% owner of Acacia Life Insurance Company (Acacia), an insurance company domiciled in Washington, D.C., which in turn is a 100% owner of Acacia National Life Insurance Company, an insurance company domiciled in Virginia, and Acacia Financial Corporation, which is a holding company of several financial service companies. Principle subsidiaries include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management, and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and The Advisors Group, Inc., a broker/dealer.



                                    F-II-20

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)


4.  RELATED PARTY TRANSACTIONS (CONTINUED)

Ameritas and its affiliates provide technical, financial, legal, marketing and investment advisory support to the Acacia companies under administrative service agreements which were effective July 1, 1999. The cost of these services for the years ended December 31, 2000 and 1999 was $8,628 and $4,372, respectively.

On December 20, 1999, Ameritas purchased $25,000 of redeemable preferred stock from Acacia Life Insurance Company. The stock, which pays dividends in an amount per annum equal to 8% and is non- voting, provides for redemption in equal installments beginning in 2005 with final redemption on or by January 1, 2015.

Effective June 30, 1999, Ameritas' 66% indirectly owned subsidiary, AVLIC, agreed to 100% co-insure its equity indexed annuity business to its 34% owner in a non-cash transaction. Through assumption reinsurance the co-insured block was reduced approximately 83% and 40% at December 31, 2000 and 1999, respectively. The receivable of $9,870 and $35,921 as of December 31, 2000 and 1999, respectively, from this affiliate supports the remaining co-insurance obligation. As a condition to assumption reinsurance, certain states have required AVLIC remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. As of December 31, 2000, AVLIC was contingently liable for $11,610 of additional reserves.

During 1999, AVLIC formed a variable insurance trust (VIT). A 66% indirectly owned subsidiary of the Company, Ameritas Investment Corp., serves as the investment advisor and another affiliate provides administrative services to the VIT. At December 31, 2000 and 1999 separate account assets under the VIT totaled $1,021,933 and $1,066,249, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT. Ameritas Investment Corp. serves as the investment advisor and received fees of $5,356 and $702 for the years ended December 31, 2000 and 1999, respectively.

During 2000, AMAL Corporation entered into an unsecured loan agreement to borrow up to $20,000 from its parents. The note, which is due September 1, 2001, may be renewed for a maximum of five years, and carries an interest rate of LIBOR plus 0.625% (7.31% at December 31, 2000). The note payable of $5,100 at December 31, 2000 represents the amount due to AMAL Corporation's 34% owner as the portion due to Ameritas has been eliminated in consolidation.

On December 29, 2000, the Company purchased $15,000 of unaffiliated short term bonds with a maturity date of October 31, 2001, from an affiliate, which are included in fixed maturity securities available for sale. Included in other liabilities is a payable for $15,000 relating to this transaction, which was settled on January 2, 2001. The bonds were purchased at par but had a fair value of $14,400. Another affiliate has guaranteed Ameritas up to 4% of par plus the accrued interest should Ameritas receive less than par upon maturity.

5.  EMPLOYEE AND AGENT BENEFIT PLANS
The Company's employees and agents participate in defined contribution plans that cover substantially all full-time employees and agents. The Company also sponsors a non-contributory defined benefit plan (pension plan). In past years, substantially all full-time employees were covered by the pension plan. During 2000, the pension plan was closed to new participants, and all existing participants were given two options for future participation.


                                    F-II-21

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)




5.  EMPLOYEE AND AGENT BENEFIT PLANS (CONTINUED)

The first option was to continue participation in the pension plan and defined contribution plans. Pension plan benefits are based on years of credited service and the employee's compensation during the last five years of employment. The Company's funding policy is to make contributions each year at least equal to the minimum funding requirements for tax-qualified retirement plans. Pension costs include current service costs, which are accrued and funded on a current year basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets of the plan are not segregated.

The second option for pension plan participants was to elect to end participation in the pension plan, fully vest in their accumulated pension benefits, and receive a basic contribution by the Company to their defined contribution plan accounts on a quarterly basis, pending IRS approval.

On December 31, 2000, the Company's pension plan merged with Acacia's non-contributory defined benefit plan and is now sponsored by AAMHC. While the pension plans were merged, each company will continue to have different benefit formulas.

Contributions to the Company's employee and agent defined contribution plans were $1,609 in 2000, $959 in 1999, and $852 in 1998. A portion of the assets are invested in funds which are advised by an affiliate of Acacia. The Company also provides certain health care benefits to retired employees. For associates eligible to retire at or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these plan benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

The following tables provide a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the years ended December 31, 2000 and 1999, and a statement of the funded status as of December 31 for both years:



                                    F-II-22

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



5.  EMPLOYEE AND AGENT BENEFIT PLANS (CONTINUED)



                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                        ---------------------------------     -----------------------------
                                                              2000             1999               2000           1999
-----------------------------------------------------------------------------------------      ----------------------------
Reconciliation of benefit obligation
  Benefit obligation at beginning of year               $         29,298  $        30,746     $       3,803  $       4,024
  Service cost                                                     2,468            2,420                73            172
  Interest cost                                                    2,242            2,083               234            257
  Actuarial (gain)/loss                                           (1,119)          (3,314)              160           (418)
  Benefits paid                                                   (4,603)          (2,637)           (1,076)          (232)
---------------------------------------------------------------------------------------------------------------------------
  Benefit obligation at end of year                     $         28,286  $        29,298     $       3,194  $       3,803
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
  Fair value of plan assets at beginning of year        $         31,123  $        28,268     $       1,722  $       1,887
  Actual return on plan assets                                     1,533            3,214               115            126
  Employer contributions                                           1,886            2,278               175             --
  Benefits paid                                                   (4,770)          (2,637)             (374)          (291)
---------------------------------------------------------------------------------------------------------------------------
  Fair value of plan assets at end of year              $         29,772  $        31,123     $       1,638  $       1,722
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Funded Status
  Funded status at end of year                          $          1,486  $         1,825     $     (1,556)  $     (2,081)
  Unrecognized transition obligation                                 463                -                 -              -
  Unrecognized net actuarial gain                                 (1,054)          (1,168)           (2,099)        (2,373)
  Unrecognized prior service cost                                      -            1,049              (816)           (13)
---------------------------------------------------------------------------------------------------------------------------
  Prepaid/(accrual) benefit cost                        $            895  $         1,706     $      (4,471) $      (4,467)
---------------------------------------------------------------------------------------------------------------------------


Due to participant elections to end their participation in the pension plan in 2000, both the pension plan's benefit obligation and fair value of plan assets were decreased by $3,195 and $3,362 respectively. These reductions are included in the benefits paid amounts above.

Periodic pension expense for the Company included the following components:

                                                                                   YEARS ENDED DECEMBER 31
                                                                      --------------------------------------------------
                                                                           2000             1999             1998
------------------------------------------------------------------------------------------------------------------------
Service cost                                                          $         1,660  $         2,420  $         1,970
Interest cost                                                                   2,242            2,083            1,777
 Expected return on plan assets                                                 (2,555)          (3,214)          (2,517)
Amortization of transition obligation                                              83               94               94
Amortization of net (gain) loss                                                     -              939              526
------------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                             $         1,430  $         2,322  $         1,850
------------------------------------------------------------------------------------------------------------------------

Due to participant elections to end participation in the pension plan in 2000, the Ameritas net periodic benefit cost was reduced by $808 in 2000. This reduction is included in the 2000 service cost amount above.


                                     F-II-23

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



5.  EMPLOYEE AND AGENT BENEFIT PLANS (CONTINUED)

Periodic post-retirement medical expense for the Company included the following components:

                                                                                   YEARS ENDED DECEMBER 31
                                                                      -------------------------------------------------
                                                                           2000             1999             1998
------------------------------------------------------------------------------------------------------------------------
Service cost                                                          $            73  $           172  $           141
Interest cost                                                                     234              257              251
Expected return on plan assets                                                   (119)            (132)            (124)
Amortization of prior service cost                                                (56)              (2)              (2)
Amortization of net gain                                                         (111)            (114)            (130)
------------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                             $            21  $           181  $           136
------------------------------------------------------------------------------------------------------------------------


The assumptions used in the measurement of the Company's benefit obligation are shown in the following table:

                                                                     PENSION BENEFITS                  OTHER BENEFITS
                                                              ------------------------------------------------------------------
                                                                 2000            1999               2000            1999
---------------------------------------------------------------------------------------------     ------------------------------
Weighted-average assumptions for the year ended  December 31
  Discount rate                                                     8.00  %        7.50  %             8.00    %      7.50     %
  Expected return on plan assets                                    8.00           8.00                7.50           7.50
  Rate of compensation increase                                     4.50           4.50                   -              -
--------------------------------------------------------------------------------------------------------------------------------

The assumed health care trend line rate used in measuring the accumulated post-retirement benefit obligation, for pre-65 employees, was 5.5% in 2000 and 1999.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

----------------------------------------------------------------------------------------------------------------------
                                                                                    1% INCREASE        1% DECREASE
----------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net periodic
postretirement health care benefit cost                                          $          12      $        (12)

Effect on the health care component of the accumulated post-
retirement benefit obligation                                                    $          66      $        (64)
----------------------------------------------------------------------------------------------------------------------


6.  INSURANCE REGULATORY MATTERS

STATUTORY SURPLUS AND NET INCOME
Combined net income of Ameritas and its insurance subsidiaries, as determined in accordance with statutory accounting practices, was $84,700, $51,200, and $41,000 for 2000, 1999 and 1998, respectively and combined statutory surplus was $487,900, $413,200, and $357,700 at December 31, 2000, 1999 and 1998,
respectively. Insurance companies are required to maintain a certain level of surplus to be in compliance with state laws and regulations. Surplus is monitored by state regulators to ensure compliance with risk based capital requirements.



                                    F-II-24

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



6.  INSURANCE REGULATORY MATTERS (CONTINUED)

STATUTORY SURPLUS AND NET INCOME (CONTINUED)
Under statutes of the Insurance Departments of the States of Nebraska and New York, the amount of dividends payable to stockholders are limited.

In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The
Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The states of domicile will require adoption of Codification for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of Codification will increase the Company's insurance subsidiaries combined statutory net worth as of January 1, 2001 by approximately $36,000 to $45,000.

7.  REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large risks.

The effect of reinsurance on premiums earned is as follows:


                               YEARS ENDED DECEMBER 31
               --------------------------------------------------------
                       2000              1999              1998
------------------------------------------------------------------------
Assumed          $      16,214     $      13,529       $       32,191
Ceded                  (17,958)          (14,101)             (12,261)
------------------------------------------------------------------------
                 $      (1,744)    $        (572)      $       19,930
-------------------------------------------------------------------------
The Company remains contingently liable in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.



                                    F-II-25

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                    (continued)


8.  RESERVE FOR UNPAID CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:


                                                                                  YEARS ENDED DECEMBER 31
                                                                 -------------------------------------------------------
                                                                          2000              1999             1998
------------------------------------------------------------------------------------------------------------------------
Balance at January 1                                                $         27,044  $         27,658  $        22,433
Reinsurance reserves (net)                                                    (2,208)           (2,561)          (1,748)
------------------------------------------------------------------------------------------------------------------------
                                                                              24,836            25,097           20,685
------------------------------------------------------------------------------------------------------------------------
Incurred related to:
   Current year                                                              201,847           196,147          186,940
   Prior year                                                                 (9,607)           (8,206)          (6,678)
------------------------------------------------------------------------------------------------------------------------
      Total incurred                                                         192,240           187,941          180,262
------------------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                              174,471           171,312          161,843
   Prior year                                                                 15,229            16,890           14,007
------------------------------------------------------------------------------------------------------------------------
      Total paid                                                             189,700           188,202          175,850
------------------------------------------------------------------------------------------------------------------------
                                                                              27,376            24,836           25,097
Reinsurance reserves (net)                                                     1,638             2,208            2,561
------------------------------------------------------------------------------------------------------------------------
Balance at December 31                                              $         29,014  $         27,044  $        27,658
------------------------------------------------------------------------------------------------------------------------


The liability for unpaid accident and health claims and claim adjustment expenses is included in policy and contract claims on the consolidated balance sheets.

9.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS
Securities commitments of $34,082 and $24,802, and mortgage loan and real estate commitments of $42,683 and $9,897 were outstanding for investments to be purchased in subsequent years as of December 31, 2000 and 1999, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

LINE OF CREDIT
The Company has a $15,000 unsecured line of credit available at December 31, 2000. No balance was outstanding at any time during 2000 or 1999.

STATE LIFE AND HEALTH GUARANTY FUNDS
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $1,112 and $3,000 as of December 31, 2000 and 1999, respectively.


                                    F-II-26

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



9.  COMMITMENTS AND CONTINGENCIES (CONTINUED)


LITIGATION
From time to time, the Company and its subsidiaries are subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

10.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized on immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements.

Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2000 and 1999. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

         FIXED MATURITY SECURITIES -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

         EQUITY SECURITIES -- For publicly traded securities, fair value is determined using prices from an independent pricing source.

         LOANS ON INSURANCE POLICIES -- Fair value for loans on insurance policies is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         MORTGAGE LOANS ON REAL ESTATE -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries.


                                    F-II-27

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)




10.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

         OTHER INVESTMENTS -- Fair value for venture capital partnerships is estimated based on values as last reported by the partnership and discounted for their lack of marketability. Real estate partnerships are carried on the equity method and are excluded from the fair value disclosure.

         SHORT-TERM INVESTMENTS -- The carrying amount approximates fair value because of the short maturity of these instruments.

         CASH AND CASH EQUIVALENTS, REDEEMABLE PREFERRED STOCK - AFFILIATE, AND REINSURANCE RECEIVABLE - AFFILIATE -- The carrying amounts equal fair value.

         ACCRUED INVESTMENT INCOME -- Fair value equals book value.

         ACCUMULATED CONTRACT VALUES -- Funds on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

         NOTE PAYABLE - AFFILIATE - As the note payable-affiliate is a variable rate note that reprices frequently, fair value is based on carrying value.

         COMMITMENTS  -- The estimated  fair value of  commitments  approximates
         carrying   value   because  the  fees   currently   charged  for  these
         arrangements and the underlying interest rates approximate market.



                                    F-II-28

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)




10.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


Estimated fair values are as follows:

                                                                                          DECEMBER 31
                                                            ---------------------------------------------------------------------
                                                                          2000                                   1999
                                                            ---------------------------------       -----------------------------
                                                                CARRYING           FAIR               CARRYING           FAIR
                                                                 AMOUNT            VALUE               AMOUNT           VALUE
Financial assets:
   Fixed maturity securities
      Held to maturity                                      $      562,978      $  569,082          $   590,661    $     582,445
      Available for sale                                           443,211         443,211              364,388          364,388
   Redeemable preferred stock - affiliate                           25,000          25,000               25,000           25,000
   Equity securities                                               151,428         151,428              159,819          159,819
   Loans on insurance policies                                      47,069          41,472               37,645           36,304
   Mortgage loans on real estate                                   258,585         271,694              245,058          241,952
   Other investments                                                37,686          48,351               32,419           35,398
   Short-term investments                                              292             292                  295              295
   Cash and cash equivalents                                        67,036          67,036               47,538           47,538
   Accrued investment income                                        20,589          20,589               19,025           19,025
   Reinsurance receivable - affiliate                               10,795          10,795               35,921           35,921
Financial liabilities:
   Accumulated contract values excluding amounts
      held under insurance contracts                               674,733         671,430              672,020          669,289
   Note payable - affiliate                                          5,100           5,100                    -                -



11.  SUBSEQUENT EVENT

Effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). The statement requires that all derivatives (including certain derivatives embedded in contracts) be recorded on the balance sheet and measured at fair value. Changes in fair values of those derivatives will be reported in earnings or other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting.

The Company has evaluated its derivatives arrangements and does not believe the adoption of SFAS No. 133 has a material impact on its financial position or results of operations.



                                    F-II-29

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



11.  SUBSEQUENT EVENT (CONTINUED)


However, as permitted by SFAS No. 133 on January 1, 2001, the Company transferred a portion of its fixed maturity securities from the held to maturity portfolio to the available for sale portfolio as follows:


-------------------------------------------------------------------------------
Available for sale (at fair value)                               $     96,363
Carrying amount (amortized cost)                                      102,008
-------------------------------------------------------------------------------

 ------------------------------------------------------------------------------
Unrealized loss                                                  $     (5,645)
Adjustment to unamortized deferred policy acquisition costs               997
Deferred income tax                                                     1,627
-------------------------------------------------------------------------------
Impact of transfer on other comprehensive income                 $     (3,021)
-------------------------------------------------------------------------------



                                    F-II-30

APPENDIX A


ILLUSTRATIONS  OF NET CASH  SURRENDER  VALUES AND DEATH  BENEFITS

The following tables illustrate how the Net Cash Surrender Values and Death Benefits of a Policy may change with the investment experience of the Fund. The tables show how the Net Cash Surrender Values and Death Benefits of a Policy issued to Insureds of given ages and specified underwriting risk classifications who pay the given premium at issue would vary over time if the investment return on the assets held in each portfolio of the Funds were a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables on pages A-3 through A-6 illustrate a Policy issued to a male, age 60 and a female age 55, under a preferred non-tobacco underwriting risk classification. This policy provides for a standard tobacco and non- tobacco, and preferred non- tobacco classification and different rates for certain Specified Amounts. The Net Cash Surrender Values and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years, or if the Insured were assigned to a different underwriting risk classification.

The second column of the tables shows the accumulated value of the premiums paid at 5%. The following columns show the Net Cash Surrender Values and the Death Benefits for uniform hypothetical rates of return shown in these tables. The tables on pages A-3 and A-5 are based on the current Cost of Insurance Rates, current expense deductions and the current percent of premium loads. These reflect the basis on which Ameritas currently sells its Policies. The maximum Cost of Insurance Rates allowable under the Policy are based upon the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables. Ameritas anticipates reflecting future improvements in actual mortality experience through adjustments in the current Cost of Insurance Rates actually applied. Ameritas also anticipates reflecting any future improvements in expenses incurred by applying lower percent of premiums of loads and other expense deductions. The Death Benefits and net cash surrender values shown in the tables on pages A-4 and A-6 are based on the assumption that the maximum allowable Cost of Insurance Rates as described above ("guaranteed cost") and maximum allowable expense deductions are made throughout the life of the Policy.

The amounts shown for the Net Cash Surrender Values and Death Benefits reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return of the assets held in the Funds as a result of expenses paid by the Fund and charges levied against the Subaccounts. The values shown take into account an average of the daily expenses paid by each portfolio available for investment (the equivalent to an annual rate of 0.90%, which is higher than the actual average rate of 0.87% of the aggregate average daily net assets of the Fund), and the daily charge by Ameritas to each Subaccount for assuming mortality and expense risks (which is equivalent to a charge at an annual rate of 0.60% for Policy Years 1-15 and 0.30% thereafter on pages A-3 and A-5 and at an annual rate of 0.60% for all years on pages A-4 and A-6 of the average net assets of the Subaccounts).

The investment adviser or other affiliates of various Funds have agreed to reimburse the Portfolios to the extent that the aggregate operating expenses (certain Portfolios may exclude certain items) were in excess of an annual rate of average daily net assets. These agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a Portfolio, if a reimbursement occurs, it has the effect of lowering the Portfolio's expense ratio and increasing its total return. Details of the reimbursement arrangements are discussed in the prospectus Summary section, Fund Expense Summary footnotes.

The illustrated gross annual investment rates of return of 0%, 6%, and 12% were computed after deducting these amounts and correspond to approximate net annual rates of -1.50%, 4.50%, and 10.50%, respectively.


The hypothetical values shown in the tables do not reflect any additional charges for federal income tax burden attributable to the Separate Account, since Ameritas is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the Death Benefits and values illustrated. (See the section on Federal Tax Matters.)



                                     LLSVUL

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to the Separate Account, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy Owner has not requested an increase or decrease in the initial Specified Amount, that no Partial Withdrawals have been made, and that no more than fifteen transfers have been made in any Policy Year so that no transfer charges have been incurred. Illustrated values would be different if the proposed Insured were female, a smoker, in substandard risk classification, or were another age, or if a higher or lower premium was illustrated.


Upon request, Ameritas will provide comparable illustrations based upon the proposed Insureds' age, sex and underwriting classifications, the Specified Amount, the Death Benefit option, and Planned Periodic Premium schedule requested, and any available riders requested. These illustrations may be provided to you in printed form by your registered representative. Ameritas may also make these illustrations available to you by electronic means, such as through our website. In addition, upon client request, illustrations may be furnished reflecting allocation of premiums to specified Subaccounts. Such illustrations will reflect the expenses of the portfolio in which the Subaccount invests.




                                     LLSVUL

ILLUSTRATION OF POLICY VALUES
AMERITAS LIFE INSURANCE CORP.

                                SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE
Male Issue Age: 60              Non-Tobacco        Preferred Underwriting Class
Female Issue Age: 55            Non-Tobacco        Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $22,522
                      INITIAL SPECIFIED AMOUNT: $1,000,000
                             DEATH BENEFIT OPTION: A

                USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                           0% HYPOTHETICAL GROSS         6% HYPOTHETICAL GROSS        12% HYPOTHETICAL GROSS
                         ANNUAL INVESTMENT RETURN      ANNUAL INVESTMENT RETURN      ANNUAL INVESTMENT RETURN
                               (-1.50% NET)                  ( 4.50% NET)                 ( 10.50% NET)
                               ------------                  ------------                 -------------
                 ACCUMULATED
     END OF      PREMIUMS AT     NET CASH                     NET CASH                    NET CASH
      POLICY     5% INTEREST    SURRENDER    DEATH           SURRENDER     DEATH         SURRENDER      DEATH
      YEAR        PER YEAR        VALUE     BENEFIT            VALUE      BENEFIT          VALUE       BENEFIT
     ----        --------        -----      -------            -----      -------          -----       -------
        1         23,648         20,877    1,000,000           22,167    1,000,000          23,457    1,000,000
        2         48,479         41,335    1,000,000           45,222    1,000,000          49,265    1,000,000
        3         74,551         61,359    1,000,000           69,185    1,000,000          77,650    1,000,000
        4        101,926         80,936    1,000,000           94,079    1,000,000         108,868    1,000,000
        5        130,671        100,061    1,000,000          119,935    1,000,000         143,208    1,000,000
        6        160,852        119,314    1,000,000          147,393    1,000,000         181,618    1,000,000
        7        192,543        138,091    1,000,000          175,909    1,000,000         223,901    1,000,000
        8        225,818        156,374    1,000,000          205,514    1,000,000         270,457    1,000,000
        9        260,757        174,161    1,000,000          236,255    1,000,000         321,751    1,000,000
       10        297,443        191,446    1,000,000          268,185    1,000,000         378,303    1,000,000
       11        335,964        208,214    1,000,000          301,351    1,000,000         440,692    1,000,000
       12        376,410        224,474    1,000,000          335,826    1,000,000         509,586    1,000,000
       13        418,878        240,195    1,000,000          371,659    1,000,000         585,717    1,000,000
       14        463,470        255,382    1,000,000          408,936    1,000,000         669,932    1,000,000
       15        510,292        269,981    1,000,000          447,703    1,000,000         763,170    1,000,000
       16        559,455        284,713    1,000,000          489,358    1,000,000         868,848    1,000,000
       17        611,076        298,693    1,000,000          532,776    1,000,000         986,130    1,094,604
       18        665,277        311,862    1,000,000          578,078    1,000,000       1,115,985    1,216,424
       19        722,189         324146    1,000,000          625,406    1,000,000       1,259,800    1,347,986
       20        781,947        335,263    1,000,000          674,827    1,000,000       1,419,105    1,490,061

       25      1,128,655        367,659    1,000,000          963,492    1,011,667       2,509,837    2,635,329
       30      1,571,153        328,208    1,000,000        1,331,790    1,398,379       4,301,089    4,516,144
       35      2,135,904        122,069    1,000,000        1,776,601    1,865,431       7,196,590    7,556,419

1) Assumes an annual $22,522 premium is paid at the beginning of each Policy Year. Values would be different if premiums with a different frequency or in different amounts.
2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AMERITAS OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                                     LLSVUL

ILLUSTRATION OF POLICY VALUES
AMERITAS LIFE INSURANCE CORP.

                 SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 60          Non-Tobacco            Preferred Underwriting Class
Female Issue Age: 55        Non-Tobacco            Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $22,522
                      INITIAL SPECIFIED AMOUNT: $1,000,000
                             DEATH BENEFIT OPTION: A

               USING MAXIMUM ALLOWABLE OF COST OF INSURANCE RATES

                            0% HYPOTHETICAL GROSS        6% HYPOTHETICAL GROSS        12% HYPOTHETICAL GROSS
                          ANNUAL INVESTMENT RETURN     ANNUAL INVESTMENT RETURN      ANNUAL INVESTMENT RETURN
                                (-1.50% NET)                 ( 4.50% NET)                 ( 10.50% NET)
                                ------------                 ------------                 -------------

                ACCUMULATED
    END OF      PREMIUMS AT     NET CASH                    NET CASH                      NET CASH
    POLICY      5% INTEREST    SURRENDER     DEATH         SURRENDER      DEATH          SURRENDER      DEATH
     YEAR        PER YEAR        VALUE      BENEFIT          VALUE       BENEFIT           VALUE       BENEFIT
     ----        --------       ------      -------          -----       -------           -----       -------
        1         23,648        20,877     1,000,000         22,167      1,000,000         23,457     1,000,000
        2         48,479        40,800     1,000,000         44,670      1,000,000         48,696     1,000,000
        3         74,551        60,207     1,000,000         67,964      1,000,000         76,359     1,000,000
        4        101,926        79,070     1,000,000         92,050      1,000,000        106,668     1,000,000
        5        130,671        97,352     1,000,000        116,923      1,000,000        139,866     1,000,000
        6        160,852       115,010     1,000,000        142,571      1,000,000        176,218     1,000,000
        7        192,543       131,986     1,000,000        168,974      1,000,000        216,016     1,000,000
        8        225,818       148,212     1,000,000        196,102      1,000,000        259,584     1,000,000
        9        260,757       163,600     1,000,000        223,910      1,000,000        307,279     1,000,000
       10        297,443       178,050     1,000,000        252,351      1,000,000        359,516     1,000,000
       11        335,964       191,452     1,000,000        281,373      1,000,000        416,779     1,000,000
       12        376,410       203,687     1,000,000        310,929      1,000,000        479,647     1,000,000
       13        418,878       214,622     1,000,000        340,973      1,000,000        548,811     1,000,000
       14        463,470       224,109     1,000,000        371,467      1,000,000        625,113     1,000,000
       15        510,292       231,972     1,000,000        402,370      1,000,000        709,576     1,000,000
       16        559,455       238,743     1,000,000        434,906      1,000,000        805,658     1,000,000
       17        611,076       243,416     1,000,000        467,938      1,000,000        913,229     1,013,684
       18        665,277       245,642     1,000,000        501,438      1,000,000      1,032,626     1,125,562
       19        722,189       244,995     1,000,000        535,395      1,000,000      1,164,713     1,246,243
       20        781,947       240,974     1,000,000        569,839      1,000,000      1,311,004     1,376,554

       25      1,128,655       145,637     1,000,000        755,838      1,000,000      2,307,025     2,422,376
       30      1,571,153            0*     1,000,000      1,016,978      1,067,827      3,911,267     4,106,831
       35      2,135,904            0*     1,000,000      1,355,616      1,423,397      6,431,937     6,753,534

     * In the absence of additional premium, the Policy would lapse.
1) Assumes an annual $22,522 premium is paid at the beginning of each Policy Year. Values would be different if premiums with a different frequency or in different amounts.
2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AMERITAS OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                                     LLSVUL

ILLUSTRATION OF POLICY VALUES
AMERITAS LIFE INSURANCE CORP.

                 SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 60            Non-Tobacco         Preferred Underwriting Class
Female Issue Age: 55          Non-Tobacco         Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $77,903
                      INITIAL SPECIFIED AMOUNT: $1,000,000
                             DEATH BENEFIT OPTION: B

                USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                            0% HYPOTHETICAL GROSS        6% HYPOTHETICAL GROSS        12% HYPOTHETICAL GROSS
                           ANNUAL INVESTMENT RETURN     ANNUAL INVESTMENT RETURN     ANNUAL INVESTMENT RETURN
                               (-1.50% NET)                 ( 4.50% NET)                 ( 10. 50% NET)
                                ------------                 ------------                 --------------

                 ACCUMULATED
      END OF    PREMIUMS AT     NET CASH                     NET CASH                    NET CASH
      POLICY    5% INTEREST    SURRENDER      DEATH         SURRENDER      DEATH         SURRENDER      DEATH
      YEAR       PER YEAR       VALUE       BENEFIT          VALUE        BENEFIT          VALUE        BENEFIT
     ----       --------         -----       -------          -----       -------          -----        -------
        1         81,798        73,790      1,073,790        78,303      1,078,303         82,816     1,082,816
        2        167,686       146,361      1,146,361       160,014      1,160,014        174,209     1,174,209
        3        257,869       217,705      1,217,705       245,258      1,245,258        275,050     1,275,050
        4        352,560       287,813      1,287,813       334,168      1,334,168        386,304     1,386,304
        5        451,986       356,683      1,356,683       426,887      1,426,887        509,041     1,509,041
        6        556,384       424,896      1,424,896       524,166      1,524,166        645,066     1,645,066
        7        666,001       491,850      1,491,850       625,579      1,625,579        795,122     1,795,122
        8        781,099       557,523      1,557,523       731,270      1,731,270        960,641     1,960,641
        9        901,953       621,911      1,621,911       841,408      1,841,408      1,143,220     2,143,220
       10      1,028,848       685,006      1,685,006       956,165      1,956,165      1,344,624     2,344,624
       11      1,162,089       746,786      1,746,786     1,075,706      2,075,706      1,566,784     2,566,784
       12      1,301,992       807,255      1,807,255     1,200,231      2,200,231      1,811,864     2,811,864
       13      1,448,889       866,372      1,866,372     1,329,900      2,329,900      2,082,206     3,082,206
       14      1,603,132       924,133      1,924,133     1,464,921      2,464,921      2,380,440     3,380,440
       15      1,765,087       980,456      1,980,456     1,605,431      2,605,431      2,709,385     3,709,385
       16      1,935,139     1,038,283      2,038,283     1,756,463      2,756,463      3,080,360     4,080,360
       17      2,113,694     1,094,486      2,094,486     1,913,788      2,913,788      3,490,423     4,490,423
       18      2,301,177     1,148,956      2,148,956     2,077,577      3,077,577      3,943,662     4,943,662
       19      2,498,034     1,201,558      2,201,558     2,247,979      3,247,979      4,444,577     5,444,577
       20      2,704,734     1,251,839      2,251,839     2,424,824      3,424,824      4,997,822     5,997,822

       25      3,903,988     1,458,633      2,458,633     3,405,477      4,405,477      8,757,437     9,757,437
       30      5,434,575     1,543,744      2,543,744     4,521,023      5,521,023     14,898,235    15,898,235
       35      7,388,034     1,430,387      2,430,387     5,711,162      6,711,162     24,889,027    26,133,479

1) Assumes an annual $77,903 premium is paid at the beginning of each Policy Year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AMERITAS OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                     LLSVUL

ILLUSTRATION OF POLICY VALUES
AMERITAS LIFE INSURANCE CORP.

                 SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 60            Non-Tobacco          Preferred Underwriting Class
Female Issue Age: 55          Non-Tobacco          Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $77,903
                      INITIAL SPECIFIED AMOUNT: $1,000,000
                             DEATH BENEFIT OPTION: B

               USING MAXIMUM ALLOWABLE OF COST OF INSURANCE RATES

                            0% HYPOTHETICAL GROSS        6% HYPOTHETICAL GROSS        12% HYPOTHETICAL GROSS
                          ANNUAL INVESTMENT RETURN      ANNUAL INVESTMENT RETURN     ANNUAL INVESTMENT RETURN
                                 (-1.50% NET)                 ( 4.50% NET)                ( 10.50% NET)
                                 ------------                 ------------                -------------
               ACCUMULATED
     END OF    PREMIUMS AT      NET CASH                      NET CASH                     NET CASH
     POLICY    5% INTEREST      SURRENDER     DEATH          SURRENDER       DEATH        SURRENDER     DEATH
     YEAR       PER YEAR         VALUE       BENEFIT           VALUE        BENEFIT         VALUE      BENEFIT
     ----       --------         -----       -------           -----        -------         -----      -------
        1         81,798        73,790     1,073,790           78,303     1,078,303        82,816    1,082,816
        2        167,686       145,823     1,145,823          159,458     1,159,458       173,636    1,173,636
        3        257,869       216,540     1,216,540          244,023     1,244,023       273,742    1,273,742
        4        352,560       285,912     1,285,912          332,098     1,332,098       384,055    1,384,055
        5        451,986       353,897     1,353,897          423,780     1,423,780       505,583    1,505,583
        6        556,384       420,442     1,420,442          519,154     1,519,154       639,426    1,639,426
        7        666,001       485,480     1,485,480          618,295     1,618,295       786,779    1,786,779
        8        781,099       548,919     1,548,919          721,253     1,721,253       948,943    1,948,943
        9        901,953       610,643     1,610,643          828,057     1,828,057     1,127,323    2,127,323
       10      1,028,848       670,516     1,670,516          938,713     1,938,713     1,323,451    2,323,451
       11      1,162,089       728,384     1,728,384        1,053,208     2,053,208     1,538,998    2,538,998
       12      1,301,992       784,077     1,784,077        1,171,507     2,171,507     1,775,793    2,775,793
       13      1,448,889       837,404     1,837,404        1,293,552     2,293,552     2,035,830    3,035,830
       14      1,603,132       888,156     1,888,156        1,419,261     2,419,261     2,321,294    3,321,294
       15      1,765,087       936,087     1,936,087        1,548,506     2,548,506     2,634,557    3,634,557
       16      1,935,139       983,916     1,983,916        1,685,951     2,685,951     2,986,295    3,986,295
       17      2,113,694     1,028,369     2,028,369        1,827,110     2,827,110     3,373,069    4,373,069
       18      2,301,177     1,068,999     2,068,999        1,971,662     2,971,662     3,798,159    4,798,159
       19      2,498,034     1,105,296     2,105,296        2,119,200     3,119,200     4,265,125    5,265,125
       20      2,704,734     1,136,703     2,136,703        2,269,242     3,269,242     4,777,862    5,777,862

       25      3,903,988     1,199,763     2,199,763        3,036,873     4,036,873     8,195,111    9,195,111
       30      5,434,575     1,044,451     2,044,451        3,762,443     4,762,443    13,629,253   14,629,253
       35      7,388,034       575,132     1,575,132        4,311,341     5,311,341    22,294,124   23,408,830

1) Assumes an annual $77,903 premium is paid at the beginning of each Policy Year. Values would be different if premiums with a different frequency or in different amounts.
2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AMERITAS.OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                     LLSVUL

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant  makes  the  following   representation   pursuant  to  the  National
Securities Markets Improvements Act of 1996:

Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.


                              RULE 484 UNDERTAKING

Ameritas' By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                     REPRESENTATION PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:
The facing sheet.
The prospectus consisting of 100 pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representations pursuant to Rule 6e-3(T).
The signatures.
Written consents of the following:
(a) Russell J. Wiltgen
(b) Donald R. Stading
(c) Deloitte & Touche LLP

The Following Exhibits:
1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2.
     (1)  Resolution   of  the  Board  of  Directors  of  Ameritas   Authorizing
          Establishment of the Account. 1
     (2)  Not applicable.
     (3)  (a) Principal Underwriting Agreement. 1
          (b)  Proposed Form of Selling Agreement. 2
          (c)  Commission Schedule. 1
     (4)  Not Applicable.
     (5)  (a) Proposed Form of Policy. 3
          (b)  Proposed Form of Policy Riders. 4
     (6)  (a) Articles of Incorporation of Ameritas. 1
          (b)  Bylaws of Ameritas. 3
     (7)  Not applicable.
     (8)  (a)   Participation   Agreement  in  the  Neuberger   Berman  Advisers
          Management Trust. 2
          (b)  Participation Agreement in the BT Insurance Funds Trust. 5
          (c)  Participation Agreement in the Rydex Variable Trust. 4
          (d)  Participation  Agreement  in the Calvert  Variable  Series,  Inc.
               Ameritas Portfolios. 6
          (e)  Participation Agreement in the Calvert Variable Series, Inc. 6
          (f)  Participation  Agreement in the Variable Insurance Products Fund.
               6
          (g)  Participation  Agreement in the Variable  Insurance Products Fund
               II. 6
          (h)  Form  of   Participation   Agreement  in  the  INVESCO   Variable
               Investment Funds, Inc.
          (i)  Form of  Participation  Agreement  in the Third  Avenue  Variable
               Series Trust.
          (j)  Form of  Amended  and  Restated  Participation  Agreement  in the
               Vanguard Variable Insurance Funds.
     (9)  Not Applicable.
     (10) Application for Policy. 3
2.   (a)(b) Opinion and Consent of Donald R. Stading.
3. No financial statements will be omitted from the final Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4.   Not applicable.
5.   Not applicable.
7.  (a)(b) Opinion and Consent of Russell J. Wiltgen.
8.   Consent of Deloitte & Touche LLP.
9.   Form  of  Notice  of   Withdrawal   Right  and  Refund   pursuant  to  Rule
     6e-3(T)(b)(13)(viii)   under  the   Investment   Company  Act  of  1940.  2


------------- Footnotes:

1 Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-86500, filed April 3, 1998.
2 Incorporated by reference to the initial Registration Statement for Ameritas Life Insurance Corp. Separate Account LLVA. File No. 333-5529, filed January 17, 1996.
3 Incorporated by reference to Post-Effective Amendment No. 5 Ameritas Life Insurance Corp. Separate Account LLVL. File No. 33-86500, filed February 26, 1999.
4 Incorporated by reference to Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-76359, filed June 11, 1999.
5 Incorporated by reference to Pre-Effective Amendment No. 2 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-76359, filed on July 14, 1999.
6 Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL. File No. 333-76359, filed on March 1, 2000.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 2 to Registration Statement No. 333-76359 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 10th day of April, 2001.


                AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant
                                      AMERITAS  LIFE INSURANCE CORP., Depositor


                                   By:      LAWRENCE J. ARTH *
                                      ----------------------------------------
                                        Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 10, 2001.



     SIGNATURE                               TITLE

     Lawrence J. Arth *                     Director, Chairman of the Board and Chief Executive Officer

     Kenneth C. Louis *                     Director, President and Chief Operating Officer

     /S/ DONALD R. STADING
     ---------------------
     Donald R. Stading                      Senior Vice President, Secretary and Corporate General Counsel

     William W. Lester*                     Executive Vice President-Investments and Treasurer

     JoAnn M. Martin *                      Senior Vice President and Chief Financial Officer

     James P. Abel *                        Director

     Duane W. Acklie *                      Director

     William W. Cook, Jr *                  Director

     Paul C. Schorr, III *                  Director

     William C. Smith *                     Director




* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001

                                  EXHIBIT INDEX

         EXHIBIT

         1.(8)(h) Form of Participation Agreement INVESCO Variable Investment Funds, Inc.

         1.(8)(i) Form of Participation Agreement Third Avenue Variable Series Trust

         1.(8)(j) Form of Amended and Restated Participation Agreement in the Vanguard Variable Insurance Funds

         2.(a)(b)          Opinion and Consent of Donald R. Stading

         7.(a)(b)          Opinion and Consent of Russell J. Wiltgen

         8.                Consent of Deloitte & Touche LLP